UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-00945
Virtus Equity Trust
(Exact name of registrant as specified in charter)
101 Munson Street
Greenfield, MA 01301-9668
(Address of principal executive offices) (Zip code)
Kevin J. Carr, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
100 Pearl Street
Hartford, CT 06103-4506
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 243-1574
Date of fiscal year end: March 31
Date of reporting period: September 30, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
Virtus Growth & Income Fund
Virtus Mid-Cap Core Fund
Virtus Mid-Cap Growth Fund
Virtus Quality Large-Cap Value Fund
Virtus Quality Small-Cap Fund
Virtus Small-Cap Core Fund
Virtus Small-Cap Sustainable Growth Fund
Virtus Strategic Growth Fund
Virtus Tactical Allocation Fund
*Prospectus Supplement applicable to this Trust appears at the back of this Semi-Annual Report.

Message to Shareholders	1
Key Investment Terms	2
Disclosure of Fund Expenses	3
Portfolio Holdings Summary Weightings	5

Schedules of Investments

Virtus Growth & Income Fund (“Growth & Income Fund”)	6
Virtus Mid-Cap Core Fund (“Mid-Cap Core Fund”)	7
Virtus Mid-Cap Growth Fund (“Mid-Cap Growth Fund”)	8
Virtus Quality Large-Cap Value Fund (“Quality Large-Cap Value Fund”)	9
Virtus Quality Small-Cap Fund (“Quality Small-Cap Fund”)	10
Virtus Small-Cap Core Fund (“Small-Cap Core Fund”)	11
Virtus Small-Cap Sustainable Growth Fund (“Small-Cap Sustainable Growth Fund”)	12
Virtus Strategic Growth Fund (“Strategic Growth Fund”)	13
Virtus Tactical Allocation Fund (“Tactical Allocation Fund”)	15
Statements of Assets and Liabilities	20
Statements of Operations	22
Statements of Changes in Net Assets	24
Financial Highlights	28
Notes to Financial Statements	34
Consideration of Advisory and Subadvisory Agreements by the Board of Trustees	46
Proxy Voting Procedures and Voting Record (Form N-PX)
The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trustees of the Trust (“Trustees,” the “Board”).You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.
Form N-Q Information
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
This report is not authorized for distribution to prospective investors in the funds of Virtus Equity Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
Dear Fellow Shareholders of Virtus Mutual Funds:
For the six months ended September 30, 2011, the financial markets started out strong, but a stream of negative economic data, coupled with the mounting debt troubles of Europe and the U.S., undermined the earlier gains, and the markets retreated rapidly.
U.S. gross domestic product (GDP), a key measure of economic growth, shrank to an annual rate of 1.3%, far below the 3.28% historical average. U.S. manufacturing activity, which had been expanding since the recession ended in June 2009, weakened significantly; the national unemployment rate remained above 9%, hitting a high of 9.2% in July; and global worries mounted over the inability of U.S. and European policymakers to resolve their respective debt predicaments.
On the positive side, U.S. corporations continued to report robust earnings, but that was not enough to offset investors’ concerns about slowing global growth, and they shied away from riskier assets. World stock markets suffered the heaviest losses. U.S. equities, as measured by the S&P 500® Index, declined 13.8%, while international equities, represented by the MSCI EAFE® Index, were down 17.5%, with most of the losses occurring in the last three months.
In contrast, fixed income markets experienced positive performance. The Barclays Capital U.S. Aggregate Bond Index, a metric of taxable bond returns, rose 6.2% for the six months, with nearly 4% of that gain achieved in the last three months. At the same time, investor skittishness fueled demand for the relative safety of U.S. bonds, pushing the yield on the 10-year Treasury to fall below 2% for the first time ever.
While the market turbulence will eventually end, it is a good reminder of the importance of portfolio diversification. Diversification cannot guarantee a profit or prevent loss however, owning a mix of asset classes can help cushion your portfolio against market volatility. Your adviser can help you ensure your portfolio is adequately diversified. You may also want to visit our website, www.virtus.com, to learn about the full range of Virtus mutual funds, including new investment strategies that may be used to diversify a core portfolio.
Thank you for investing with Virtus. Our experienced investment team remains committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Mutual Funds
October 2011
Whenever you have questions about your account or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.
Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above.

KEY INVESTMENT TERMS
American Depositary Receipt (ADR)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Barclays Capital U.S. Aggregate Bond Index
The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.
Exchange-Traded Funds (ETF)
Portfolios of stocks or bonds that track a specific market index.
MSCI EAFE® Index
The MSCI EAFE® (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that measures equity performance of developed markets, excluding the U.S. and Canada. The index is calculated on a total return basis with gross dividends reinvested.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
SPDR®
S&P Depositary Receipt
Indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

VIRTUS EQUITY TRUST
Disclosure of Fund Expenses (Unaudited)
For the six-month period of April 1, 2011 to September 30, 2011
     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Equity Trust Fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund’s costs in two ways.
Actual Expenses
     The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
     The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Expense Table

	Beginning	Ending	Annualized	Expenses Paid
	Account Value	Account Value	Expense	During
	April 1, 2011	September 30, 2011	Ratio	Period*

Growth & Income Fund

Actual
Class A	$1,000.00	$817.50	1.25%	$5.68
Class B	1,000.00	814.20	2.00	9.07
Class C	1,000.00	814.50	2.00	9.07
Class I	1,000.00	817.90	1.00	4.54
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.67	1.25	6.33
Class B	1,000.00	1,014.87	2.00	10.13
Class C	1,000.00	1,014.87	2.00	10.13
Class I	1,000.00	1,019.94	1.00	5.06

Mid-Cap Core Fund

Actual
Class A	$1,000.00	$860.50	1.35%	$6.28
Class C	1,000.00	857.50	2.10	9.75
Class I	1,000.00	861.30	1.10	5.12
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.17	1.35	6.83
Class C	1,000.00	1,014.37	2.10	10.63
Class I	1,000.00	1,019.43	1.10	5.57

Mid-Cap Growth Fund

Actual
Class A	$1,000.00	$750.40	1.45%	$6.35
Class B	1,000.00	747.40	2.20	9.61
Class C	1,000.00	747.40	2.20	9.61
Class I	1,000.00	751.50	1.20	5.25
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.66	1.45	7.34
Class B	1,000.00	1,013.86	2.20	11.14
Class C	1,000.00	1,013.86	2.20	11.14
Class I	1,000.00	1,018.92	1.20	6.08

Quality Large-Cap Value Fund

Actual
Class A	$1,000.00	$853.50	1.35%	$6.26
Class C	1,000.00	850.10	2.10	9.71
Class I	1,000.00	854.60	1.10	5.10
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.17	1.35	6.83
Class C	1,000.00	1,014.37	2.10	10.63
Class I	1,000.00	1,019.43	1.10	5.57

Quality Small-Cap Fund

Actual
Class A	$1,000.00	$867.20	1.42%	$6.63
Class C	1,000.00	863.80	2.17	10.11
Class I	1,000.00	868.30	1.17	5.46
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.81	1.42	7.19
Class C	1,000.00	1,014.01	2.17	10.99
Class I	1,000.00	1,019.08	1.17	5.92

VIRTUS EQUITY TRUST
Disclosure of Fund Expenses (Unaudited) (Continued)
For the six-month period of April 1, 2011 to September 30, 2011
Expense Table

	Beginning	Ending	Annualized	Expenses Paid
	Account Value	Account Value	Expense	During
	April 1, 2011	September 30, 2011	Ratio	Period*

Small-Cap Core Fund

Actual
Class A	$1,000.00	$894.70	1.34%	$6.35
Class C	1,000.00	891.60	2.09	9.88
Class I	1,000.00	896.40	1.09	5.17
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.22	1.34	6.78
Class C	1,000.00	1,014.42	2.09	10.58
Class I	1,000.00	1,019.48	1.09	5.52

Small-Cap Sustainable Growth Fund

Actual
Class A	$1,000.00	$975.50	1.65%	$8.15
Class C	1,000.00	971.80	2.40	11.83
Class I	1,000.00	976.40	1.40	6.94
Hypothetical (5% return before expenses)
Class A	1,000.00	1,016.65	1.65	8.35
Class C	1,000.00	1,012.85	2.40	12.15
Class I	1,000.00	1,017.96	1.40	7.11

Strategic Growth Fund

Actual
Class A	$1,000.00	$781.40	1.40%	$6.23
Class B	1,000.00	778.60	2.15	9.56
Class C	1,000.00	777.60	2.15 *	9.58
Class I	1,000.00	781.20	1.15	5.12
Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.91	1.40	7.09
Class B	1,000.00	1,014.12	2.15	10.88
Class C	1,000.00	1,014.15	2.15 *	10.91
Class I	1,000.00	1,019.18	1.15	5.82

Tactical Allocation Fund

Actual
Class A	$1,000.00	$896.10	1.31%	$6.21
Class B	1,000.00	892.50	2.06	9.75
Class C	1,000.00	892.30	2.06	9.75
Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.37	1.31	6.63
Class B	1,000.00	1,014.57	2.06	10.43
Class C	1,000.00	1,014.57	2.06	10.43
The Funds may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such expenses and fees had been included, the expenses would have been higher.

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the period since inception.
You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

VIRTUS EQUITY TRUST
Portfolio Holdings Summary Weightings
September 30, 2011 (Unaudited)
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of September 30, 2011.
Growth & Income Fund

Energy	16%
Information Technology	14
Consumer Discretionary	13
Industrials	13
Materials	12
Health Care	9
Financials	5
Other (includes short-term investments and securities lending collateral)	18

100%

Mid-Cap Growth Fund

Consumer Discretionary	21%
Information Technology	18
Health Care	14
Industrials	13
Energy	9
Financials	7
Consumer Staples	6
Other (includes short-term investments and securities lending collateral)	12

100%

Quality Small-Cap Fund

Industrials	20%
Financials	19
Consumer Discretionary	13
Information Technology	13
Energy	7
Consumer Staples	6
Health Care	6
Other (includes short-term investments and securities lending collateral)	16

100%

Small-Cap Sustainable Growth Fund

Health Care	24%
Information Technology	23
Industrials	14
Consumer Discretionary	13
Financials	7
Consumer Staples	4
Other (includes short-term investments and securities lending collateral)	15

100%

Mid-Cap Core Fund

Industrials	19%
Consumer Discretionary	16
Health Care	15
Financials	12
Information Technology	12
Consumer Staples	7
Energy	7
Other (includes short-term investments and securities lending collateral)	12

100%

Quality Large-Cap Value Fund

Financials	21%
Consumer Discretionary	15
Consumer Staples	12
Industrials	12
Energy	10
Information Technology	9
Health Care	8
Other (includes short-term investments and securities lending collateral)	13

100%

Small-Cap Core Fund

Industrials	21%
Information Technology	20
Health Care	18
Financials	15
Consumer Discretionary	13
Materials	2
Energy	1
Other (includes short-term investments and securities lending collateral)	10

100%

Strategic Growth Fund

Information Technology	34%
Energy	11
Industrials	11
Consumer Staples	10
Health Care	10
Consumer Discretionary	7
Materials	6
Other (includes short-term investments and securities lending collateral)	11

100%

Tactical Allocation Fund

Common Stocks		48%
Energy	9%
Industrials	7
Information Technology	7
All other sectors in common stock	25
Corporate Bonds		19
Mortgage-Backed Securities		13
U.S. Government Securities		7
Other (includes short-term investments and securities lending collateral)		13

		100%

VIRTUS GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—94.3%

Consumer Discretionary—13.3%
Amazon.com, Inc.(2)	13,400	$2,898
AutoZone, Inc.(2)	6,300	2,011
Comcast Corp. Class A	98,000	2,048
Darden Restaurants, Inc.	49,000	2,095
Lululemon Athletica, Inc.(2)(3)	39,000	1,897
McDonald’s Corp.	23,000	2,020

		12,969

Consumer Staples—4.8%
Altria Group, Inc.	92,000	2,467
PepsiCo, Inc.	35,000	2,166

		4,633

Energy—16.9%
Alpha Natural Resources, Inc.(2)	27,000	478
Chesapeake Energy Corp.	94,000	2,402
Chevron Corp.	22,000	2,035
ConocoPhillips	31,000	1,963
El Paso Corp.	114,000	1,993
Halliburton Co.	49,000	1,495
Occidental Petroleum Corp.	21,000	1,501
Petroleo Brasileiro S.A. ADR	37,000	831
Schlumberger Ltd.	27,000	1,613
Williams Cos., Inc. (The)	85,000	2,069

		16,380

Financials—5.4%
Bank of America Corp.	191,000	1,169
Citigroup, Inc.	64,000	1,639
Goldman Sachs Group, Inc. (The)	16,000	1,513
Lincoln National Corp.	62,000	969

		5,290

Health Care—9.4%
Abbott Laboratories	44,000	2,250
Biogen Idec, Inc.(2)	25,000	2,329
Gilead Sciences, Inc.(2)	62,000	2,405
UnitedHealth Group, Inc.	47,000	2,168

		9,152

Industrials—14.4%
Alaska Air Group, Inc.(2)	39,000	2,195
Caterpillar, Inc.	23,000	1,698
Cummins, Inc.	25,000	2,041
Deere & Co.	29,000	1,873
Foster Wheeler AG	96,000	1,708
Union Pacific Corp.	27,000	2,205
United Continental Holdings, Inc.(2)(3)	115,000	2,229

		13,949

Information Technology—14.5%
Apple, Inc.(2)	10,100	3,850
Intel Corp.	97,000	2,069
International Business Machines Corp.	11,000	1,925
QUALCOMM, Inc.	44,000	2,140
SanDisk Corp.(2)	53,000	2,138
Visa, Inc. Class A	23,000	1,972

		14,094

Materials—13.2%
Alcoa, Inc.	136,000	1,301
CF Industries Holdings, Inc.	12,000	1,481
Cliffs Natural Resources, Inc.	27,000	1,382
Du Pont (E.I) de Nemours & Co.	41,000	1,639
Freeport-McMoRan Copper & Gold, Inc.	51,000	1,553
Monsanto Co.	35,000	2,101
Nucor Corp.	45,000	1,424
Potash Corp. of Saskatchewan, Inc.	45,000	1,945

		12,826

Telecommunication Services—2.4%
Verizon Communications, Inc.	64,000	2,355

TOTAL COMMON STOCKS (Identified Cost $78,767)		91,648

EXCHANGE-TRADED FUNDS—5.0%
Consumer Staples Select Sector SPDR Fund(3)	72,000	2,138
Health Care Select Sector SPDR Fund	70,000	2,221
Utilities Select Sector SPDR Fund	16,000	538

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $5,298)		4,897

TOTAL LONG-TERM INVESTMENTS—99.3% (Identified Cost $84,065)		96,545

SHORT-TERM INVESTMENTS—0.6%

Money Market Mutual Funds—0.6%
BlackRock Liquidity Funds TempFund Portfolio — Institutional Shares (seven-day effective yield 0.090%)	599,843	600

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $600)		600

SECURITIES LENDING COLLATERAL—5.9%
BlackRock Liquidity Funds TempCash Portfolio — Institutional Shares (seven-day effective yield 0.100%)(4)	5,759,218	5,759

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $5,759)		5,759

TOTAL INVESTMENTS—105.8% (Identified Cost $90,424)		102,904	(1)
Other assets and liabilities, net—(5.8)%		(5,677)

NET ASSETS—100.0%		$97,227

Country Weightings†

United States	94%
Canada	4
Brazil	1
Switzerland	1

Total	100%

†	% of total investments as of September 30, 2011
ABBREVIATIONS:
ADR	American Depositary Receipt

SPDR	S&P Depositary Receipt
FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at September 30, 2011, see Note 8, Federal Income Tax Information in the Notes to Financial Statements.

(2)	Non-income producing.

(3)	All or a portion of security is on loan.

(4)	Represents security purchased with cash collateral received for securities on loan.
The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at
	September 30,	Level 1 -
	2011	Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$91,648	$91,648
Exchange-Traded Funds	4,897	4,897
Securities Lending Collateral	5,759	5,759
Short-Term Investments	600	600

Total Investments	$102,904	$102,904

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.
Security abbreviation definitions are located under the Key Investment Terms starting on page 2.
See Notes to Financial Statements

VIRTUS MID-CAP CORE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.2%

Consumer Discretionary—15.9%
Choice Hotels International, Inc.	1,850	$55
John Wiley & Sons, Inc. Class A	2,083	92
Omnicom Group, Inc.	1,600	59
Ross Stores, Inc.	1,065	84

		290

Consumer Staples—7.1%
Brown-Forman Corp. Class B	460	32
Church & Dwight Co., Inc.	1,670	74
SYSCO Corp.	908	24

		130

Energy—6.8%
Dresser-Rand Group, Inc.(2)	1,585	64
EQT Corp.	1,105	59

		123

Financials—12.5%
Brown & Brown, Inc.	3,830	68
Federated Investors, Inc. Class B	3,449	61
Realty Income Corp.	935	30
T. Rowe Price Group, Inc.	1,425	68

		227

Health Care—15.5%
Bard (C.R.), Inc.	904	79
DENTSPLY International, Inc.	1,810	55
Sirona Dental Systems, Inc.(2)	1,655	70
Waters Corp.(2)	1,028	78

		282

Industrials—19.3%
Copart, Inc.(2)	1,875	73
Equifax, Inc.	2,182	67
Expeditors International of Washington, Inc.	585	24
Graco, Inc.	840	29
MSC Industrial Direct Co., Inc. Class A	1,075	61
Robinson (C.H.) Worldwide, Inc.	260	18
Rockwell Collins, Inc.	1,510	79

		351

Information Technology—12.9%
Adobe Systems, Inc.(2)	2,115	51
Intuit, Inc.	1,512	72
Microchip Technology, Inc.(3)	1,830	57
Xilinx, Inc.	1,990	54

		234

Materials—4.3%
Sigma-Aldrich Corp.	1,270	78

Utilities—3.9%
Questar Corp.	4,000	71

TOTAL COMMON STOCKS (Identified Cost $1,845)		1,786

TOTAL LONG-TERM INVESTMENTS—98.2% (Identified Cost $1,845)		1,786

SHORT-TERM INVESTMENTS—1.1%

Money Market Mutual Funds—1.1%
BlackRock Liquidity Funds TempFund Portfolio — Institutional Shares (seven-day effective yield 0.090%)	19,583	20

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $20)		20

SECURITIES LENDING COLLATERAL—3.3%
BlackRock Liquidity Funds TempCash Portfolio — Institutional Shares (seven-day effective yield 0.100%)(4)	59,763	60

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $60)		60

TOTAL INVESTMENTS—102.6% (Identified Cost $1,925)		1,866	(1)
Other assets and liabilities, net—(2.6)%		(48)

NET ASSETS—100.0%		$1,818

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at September 30, 2011, see Note 8, Federal Income Tax Information in the Notes to Financial Statements.

(2)	Non-income producing.

(3)	All or a portion of security is on loan.

(4)	Represents security purchased with cash collateral received for securities on loan.
The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at	Level 1 -
	September 30, 2011	Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$1,786	$1,786
Securities Lending Collateral	60	60
Short-Term Investments	20	20

Total Investments	$1,866	$1,866

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.
See Notes to Financial Statements

VIRTUS MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.3%
Consumer Discretionary—21.4%
Autoliv, Inc.	13,300	$645
Bed Bath & Beyond, Inc.(2)	12,500	716
Chico’s FAS, Inc.	107,100	1,224
Chipotle Mexican Grill, Inc. Class A(2)	2,800	848
Coach, Inc.	21,900	1,135
DISH Network Corp. Class A(2)	47,400	1,188
Expedia, Inc.	35,200	907
Lear Corp.	25,000	1,073
Macy’s, Inc.	49,000	1,290
McGraw-Hill Cos., Inc. (The)	17,800	730
Panera Bread Co. Class A(2)	3,400	353
PetSmart, Inc.	37,500	1,599
Ross Stores, Inc.	20,400	1,605
Scripps Networks Interactive, Inc. Class A	10,600	394
TJX Cos., Inc.	14,660	813
Weight Watchers International, Inc.	12,400	722

		15,242

Consumer Staples—5.9%
Corn Products International, Inc.	28,700	1,126
Herbalife Ltd.	16,200	868
Hormel Foods Corp.	56,400	1,524
Whole Foods Market, Inc.	9,900	647

		4,165

Energy—9.5%
Alpha Natural Resources, Inc.(2)	10,800	191
Cimarex Energy Co.	10,200	568
Helmerich & Payne, Inc.	16,100	654
HollyFrontier Corp.	19,400	509
Murphy Oil Corp.	15,900	702
Nabors Industries Ltd.	33,000	405
Patterson-UTI Energy, Inc.	60,300	1,046
RPC, Inc.(3)	37,700	615
SM Energy Co.	8,200	497
Superior Energy Services, Inc.(2)	34,500	905
Whiting Petroleum Corp.(2)	19,900	698

		6,790

Financials—7.3%
Ameriprise Financial, Inc.	14,600	575
Digital Realty Trust, Inc.	20,600	1,136
Jefferies Group, Inc.	42,100	523
Jones Lang LaSalle, Inc.	21,100	1,093
Reinsurance Group of America, Inc.	27,900	1,282
Richard Ellis (CB) Group, Inc. Class A(2)	46,000	619

		5,228

Health Care—14.2%
Biogen Idec, Inc.(2)	8,800	820
Cooper Companies, Inc.	10,600	839
Covance, Inc.(2)	11,650	529
Humana, Inc.	12,590	916
Medicis Pharmaceutical Corp. Class A	20,600	751
Mednax, Inc.(2)	16,000	1,002
Mylan, Inc.(2)	78,500	1,335
Myriad Genetics, Inc.(2)	24,300	455
United Therapeutics Corp.(2)	11,900	446
Varian Medical Systems, Inc.(2)	17,600	918
Waters Corp.(2)	8,300	627
Watson Pharmaceuticals, Inc.(2)	21,800	1,488

		10,126

Industrials—13.7%
Dover Corp.	33,200	1,547
IHS, Inc. Class A(2)	8,900	666
Joy Global, Inc.	13,100	817
KAR Auction Services, Inc.(2)	86,300	1,045
Kennametal, Inc.	28,300	927
Kirby Corp.(2)	23,900	1,258
Navistar International Corp.(2)	16,500	530
Thomas & Betts Corp.(2)	31,900	1,273
Towers Watson & Co. Class A	17,800	1,064
Wabtec Corp.	11,900	629

		9,756

Information Technology—18.7%
Altera Corp.	25,900	817
BMC Software, Inc. (2)	26,600	1,026
CA, Inc.	55,400	1,075
Fairchild Semiconductor International, Inc. (2)	35,600	384
Global Payments, Inc.	25,900	1,046
IAC/InterActive Corp.(2)	34,000	1,345
Intuit, Inc.	28,700	1,361
NCR Corp.(2)	30,700	518
NetApp, Inc.(2)	25,700	872
Novellus Systems, Inc.(2)	44,900	1,224
ON Semiconductor Corp.(2)	65,400	469
Red Hat, Inc.(2)	14,400	609
SanDisk Corp.(2)	20,200	815
Teradata Corp.(2)	13,300	712
Teradyne, Inc.(2)(3)	94,600	1,042

		13,315

Materials—4.9%
Cliffs Natural Resources, Inc.	18,300	937
Eastman Chemical Co.	9,300	637
Rockwood Holdings, Inc.(2)	21,700	731
Walter Energy, Inc.	12,000	720
Westlake Chemical Corp.	14,000	480

		3,505

Telecommunication Services—2.7%
MetroPCS Communications, Inc.(2)	105,400	918
NII Holdings, Inc. (2)	36,000	970

		1,888

TOTAL COMMON STOCKS (Identified Cost $73,215)		70,015

TOTAL LONG-TERM INVESTMENTS—98.3% (Identified Cost $73,215)		70,015

SHORT-TERM INVESTMENTS—1.4%

Money Market Mutual Funds—1.4%
BlackRock Liquidity Funds TempFund Portfolio — Institutional Shares (seven-day effective yield 0.090%)	1,005,078	1,005

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,005)		1,005

SECURITIES LENDING COLLATERAL—2.4%
BlackRock Liquidity Funds TempCash Portfolio — Institutional Shares (seven-day effective yield 0.100%)(4)	1,731,599	1,732

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $1,732)		1,732

TOTAL INVESTMENTS—102.1% (Identified Cost $75,952)		72,752	(1)
Other assets and liabilities, net—(2.1)%		(1,526)

NET ASSETS—100.0%		$71,226

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at September 30, 2011, see Note 8, Federal Income Tax Information in the Notes to Financial Statements.

(2)	Non-income producing.

(3)	All or a portion of security is on loan.

(4)	Represents security purchased with cash collateral received for securities on loan.
The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at	Level 1 -
	September 30, 2011	Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$70,015	$70,015
Securities Lending Collateral	1,732	1,732
Short-Term
Investments	1,005	1,005

Total Investments	$72,752	$72,752

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.
See Notes to Financial Statements

VIRTUS QUALITY LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.3%

Consumer Discretionary—14.8%
Genuine Parts Co.	17,300	$879
Mattel, Inc.	49,500	1,281
Omnicom Group, Inc.	26,100	961
TJX Cos., Inc.	28,100	1,559
VF Corp.	9,100	1,106

		5,786

Consumer Staples—12.7%
Coca-Cola Co. (The)	16,800	1,135
Diageo plc Sponsored ADR	13,300	1,010
Heinz (H.J.) Co.	24,800	1,252
Kimberly-Clark Corp.	22,100	1,569

		4,966

Energy—10.4%
Apache Corp.	9,200	738
Exxon Mobil Corp.	18,400	1,336
National Oilwell Varco, Inc.	24,200	1,240
Schlumberger Ltd.	13,000	777

		4,091

Financials—20.9%
American Express Co.	29,900	1,342
Bank of New York Mellon Corp. (The)	48,500	901
Franklin Resources, Inc.	9,000	861
JPMorgan Chase & Co.	39,600	1,193
MetLife, Inc.	30,200	846
PNC Financial Services Group, Inc.	31,400	1,513
Travelers Cos., Inc. (The)	31,000	1,511

		8,167

Health Care—8.0%
Becton, Dickinson & Co.	22,800	1,672
Johnson & Johnson	22,900	1,459

		3,131

Industrials—11.8%
3M Co.	19,400	1,393
Deere & Co.	11,300	729
General Dynamics Corp.	22,900	1,303
Union Pacific Corp.	14,400	1,176

		4,601

Information Technology—9.5%
Microchip Technology, Inc.(2)	23,600	734
Microsoft Corp.	75,200	1,872
Western Union Co. (The)	73,100	1,118

		3,724

Materials—5.5%
Barrick Gold Corp.	24,200	1,129
PPG Industries, Inc.	14,300	1,010

		2,139

Utilities—4.7%
AGL Resources, Inc.	45,600	1,858

TOTAL COMMON STOCKS (Identified Cost $36,111)		38,463

TOTAL LONG-TERM INVESTMENTS—98.3% (Identified Cost $36,111)		38,463

SHORT-TERM INVESTMENTS—0.9%

Money Market Mutual Funds—0.9%
BlackRock Liquidity Funds TempFund Portfolio — Institutional Shares (seven-day effective yield 0.090%)	337,702	338

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $338)		338

SECURITIES LENDING COLLATERAL—2.0%
BlackRock Liquidity Funds TempCash Portfolio — Institutional Shares (seven-day effective yield 0.100%)(3)	765,471	765

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $765)		765

TOTAL INVESTMENTS—101.2% (Identified Cost $37,214)		39,566	(1)

Other assets and liabilities, net—(1.2)%		(457)

NET ASSETS—100.0%		$39,109

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at September 30, 2011, see Note 8, Federal Income Tax Information in the Notes to Financial Statements.

(2)	All or a portion of security is on loan.

(3)	Represents security purchased with cash collateral received for securities on loan.
The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at	Level 1 -
	September 30, 2011	Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$38,463	$38,463
Securities Lending Collateral	765	765
Short-Term Investments	338	338

Total Investments	$39,566	$39,566

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.
See Notes to Financial Statements

VIRTUS QUALITY SMALL-CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.0%

Consumer Discretionary—14.3%
Hillenbrand, Inc.	634,000	$11,665
John Wiley & Sons, Inc. Class A	265,000	11,771
Tempur-Pedic International, Inc.(2)	194,900	10,254

		33,690

Consumer Staples—6.3%
National Beverage Corp.	162,126	2,458
WD-40 Co.	312,000	12,430

		14,888

Energy—8.5%
CARBO Ceramics, Inc.	71,250	7,305
World Fuel Services Corp.	392,600	12,819

		20,124

Financials—21.8%
Ares Capital Corp.	771,600	10,625
Entertainment Properties Trust(3)	154,800	6,034
Federated Investors, Inc. Class B(3)	475,300	8,332
First Cash Financial Services, Inc.(2)	278,800	11,696
Golub Capital BDC, Inc.(3)	155,000	2,302
RLI Corp.(3)	176,700	11,234
Suffolk Bancorp(3)	172,700	1,437

		51,660

Health Care—6.5%
Owens & Minor, Inc.(3)	423,000	12,047
Young Innovations, Inc.	118,814	3,386

		15,433

Industrials—22.6%
ABM Industries, Inc.	256,000	4,879
Badger Meter, Inc.	143,000	4,137
CLARCOR, Inc.(3)	218,000	9,021
Corporate Executive Board Co. (The)	130,000	3,874
Graco, Inc.	274,400	9,368
Landstar System, Inc.	309,800	12,256
Lincoln Electric Holdings, Inc.	340,000	9,863

		53,398

Information Technology—15.0%
Cabot Microelectronics Corp.(2)	130,000	4,470
Cass Information Systems, Inc.(3)	187,600	5,825
Computer Services, Inc.	188,517	5,184
Jack Henry & Associates, Inc.	352,200	10,207
Syntel, Inc.	229,031	9,892

		35,578

Materials—2.0%
Balchem Corp.	124,600	4,650

TOTAL COMMON STOCKS
(Identified Cost $200,652)		229,421

TOTAL LONG-TERM INVESTMENTS—97.0%
(Identified Cost $200,652)		229,421

SHORT-TERM INVESTMENTS—2.8%

Money Market Mutual Funds—2.8%
BlackRock Liquidity Funds TempFund Portfolio — Institutional Shares (seven-day effective yield 0.090%)	6,695,580	6,696

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $6,696)		6,696

SECURITIES LENDING COLLATERAL—13.0%
BlackRock Liquidity Funds TempCash Portfolio — Institutional Shares (seven-day effective yield 0.100%)(4)	30,704,839	30,705

TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $30,705)		30,705

TOTAL INVESTMENTS—112.8%
(Identified Cost $238,053)		266,822	1)

Other assets and liabilities, net—(12.8)%		(30,237)

NET ASSETS—100.0%		$236,585

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at September 30, 2011, see Note 8, Federal Income Tax Information in the Notes to Financial Statements.

(2)	Non-income producing.

(3)	All or a portion of security is on loan.

(4)	Represents security purchased with cash collateral received for securities on loan.
The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at	Level 1 -
	September 30, 2011	Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$229,421	$229,421
Securities Lending Collateral	30,705	30,705
Short-Term Investments	6,696	6,696

Total Investments	$266,822	$266,822

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.
See Notes to Financial Statements

VIRTUS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.5%

Consumer Discretionary—14.2%
Pool Corp.	256,000	$6,702
Steiner Leisure Ltd.(2)(3)	111,800	4,558
Tempur-Pedic International, Inc.(2)	156,800	8,249

		19,509

Energy—1.2%
CARBO Ceramics, Inc.	16,700	1,712

Financials—16.3%
Brown & Brown, Inc.	287,600	5,119
Cohen & Steers, Inc.(3)	258,100	7,421
Federated Investors, Inc. Class B(3)	268,700	4,710
RLI Corp.(3)	80,700	5,131

		22,381

Health Care—19.8%
Abaxis, Inc.(2)	183,500	4,204
Computer Programs & Systems, Inc.	88,000	5,821
Haemonetics Corp.(2)	73,000	4,269
Owens & Minor, Inc.	213,000	6,066
Techne Corp.	101,800	6,924

		27,284

Industrials—22.1%
Advisory Board Co. (The)(2)	77,407	4,995
Copart, Inc.(2)	179,000	7,003
Exponent, Inc.(2)	125,800	5,199
Landstar System, Inc.	98,000	3,877
Lincoln Electric Holdings, Inc.	122,600	3,557

RBC Bearings, Inc.(2)	88,300	3,001
Rollins, Inc.(3)	144,000	2,694

		30,326

Information Technology—21.8%
ANSYS, Inc.(2)	132,700	6,508
Blackbaud, Inc.	201,000	4,476
Cabot Microelectronics Corp.(2)	61,000	2,098
FactSet Research Systems, Inc.	47,600	4,235
Hittite Microwave Corp.(2)	121,200	5,902
Jack Henry & Associates, Inc.	230,500	6,680

		29,899

Materials—2.1%
Aptargroup, Inc.	65,200	2,912

TOTAL COMMON STOCKS (Identified Cost $114,752)		134,023

TOTAL LONG-TERM INVESTMENTS—97.5% (Identified Cost $114,752)		134,023

SHORT-TERM INVESTMENTS—2.4%

Money Market Mutual Funds—2.4%
BlackRock Liquidity Funds TempFund Portfolio — Institutional Shares (seven-day effective yield 0.090%)	3,235,564	3,236

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,236)		3,236

SECURITIES LENDING COLLATERAL—8.8%
BlackRock Liquidity Funds TempCash Portfolio — Institutional Shares (seven-day effective yield 0.100%)(4)	12,116,042	12,116

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $12,116)		12,116

TOTAL INVESTMENTS—108.7% (Identified Cost $130,104)		149,375	(1)

Other assets and liabilities, net—(8.7)%		(11,930)

NET ASSETS—100.0%		$137,445

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at September 30, 2011, see Note 8, Federal Income Tax Information in the Notes to Financial Statements.

(2)	Non-income producing.

(3)	All or a portion of security is on loan.

(4)	Represents security purchased with cash collateral received for securities on loan.
The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at	Level 1 -
	September 30, 2011	Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$134,023	$134,023
Securities Lending Collateral	12,116	12,116
Short-Term Investments	3,236	3,236

Total Investments	$149,375	$149,375

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.
See Notes to Financial Statements

VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—94.5%

Consumer Discretionary—15.0%
Aaron’s, Inc.(3)	96,800	$2,444
Hibbett Sports, Inc.(2)	94,800	3,213
Morningstar, Inc.	49,700	2,805
Pool Corp.	139,100	3,642

		12,104

Consumer Staples—4.1%
PriceSmart, Inc.	52,500	3,272

Financials—8.1%
Cohen & Steers, Inc.(3)	114,500	3,292
Financial Engines, Inc.(2)	177,000	3,205

		6,497

Health Care—26.3%
Abaxis, Inc.(2)	153,500	3,517
Bio-Reference Labs, Inc.(2)(3)	143,000	2,633
Meridian Bioscience, Inc.(3)	77,700	1,223
National Research Corp.	114,731	3,802
Quality Systems, Inc.(3)	23,900	2,318
Sirona Dental Systems, Inc.(2)	94,000	3,986
Techne Corp.	54,000	3,673

		21,152

Industrials—15.2%
Aaon, Inc.(3)	163,100	2,569
Copart, Inc.(2)	95,300	3,728
Heartland Express, Inc.(3)	190,200	2,579

HEICO Corp. Class A	71,450	2,405
Omega Flex, Inc.(2)	69,400	923

		12,204

Information Technology—25.8%
ANSYS, Inc.(2)	68,500	3,359
Blackbaud, Inc.	144,000	3,207
FactSet Research Systems, Inc.	8,400	747
FLIR Systems, Inc.	108,000	2,705
Hittite Microwave Corp.(2)	75,500	3,677
Mesa Laboratories, Inc.	8,955	328
NVE Corp.(2)(3)	44,000	2,669
ScanSource, Inc.(2)	136,600	4,038

		20,730

TOTAL COMMON STOCKS (Identified Cost $71,472)		75,959

TOTAL LONG-TERM INVESTMENTS—94.5% (Identified Cost $71,472)		75,959

SHORT-TERM INVESTMENTS—4.3%

Money Market Mutual Funds—4.3%
BlackRock Liquidity Funds TempFund Portfolio — Institutional Shares (seven-day effective yield 0.090%)	3,490,241	3,490

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,490)		3,490

SECURITIES LENDING COLLATERAL—12.2%
BlackRock Liquidity Funds TempCash Portfolio — Institutional Shares (seven-day effective yield 0.100%)(4)	9,784,938	9,785

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $9,785)		9,785

TOTAL INVESTMENTS—111.0% (Identified Cost $84,747)		89,234	(1)

Other assets and liabilities, net—(11.0)%		(8,850)

NET ASSETS—100.0%		$80,384

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at September 30, 2011, see Note 8, Federal Income Tax Information in the Notes to Financial Statements.

(2)	Non-income producing.

(3)	All or a portion of security is on loan.

(4)	Represents security purchased with cash collateral received for securities on loan.
The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at	Level 1 -
	September 30, 2011	Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$75,959	$75,959
Securities Lending Collateral	9,785	9,785
Short-Term Investments	3,490	3,490

Total Investments	$89,234	$89,234

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.
See Notes to Financial Statements

VIRTUS STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.0%

Consumer Discretionary—7.0%
Bed Bath & Beyond, Inc.(2)	97,415	$5,583
Lowe’s Cos., Inc.	272,000	5,260
Phillips-Van Heusen Corp.	73,025	4,253
Williams-Sonoma, Inc.	177,225	5,457
Yum! Brands, Inc.	73,350	3,623

		24,176

Consumer Staples—10.6%
Bunge Ltd.	66,415	3,872
Coca-Cola Enterprises, Inc.	178,710	4,446
Colgate-Palmolive Co.	59,440	5,271
Herbalife Ltd.	82,672	4,431
McCormick & Co., Inc.	75,695	3,494
Philip Morris International, Inc.	95,980	5,987
Smucker (J.M.) Co. (The)	47,905	3,492
Whole Foods Market, Inc.	80,255	5,242

		36,235

Energy—11.3%
Baker Hughes, Inc.	77,015	3,555
Brigham Exploration Co.(2)	116,635	2,946
Ensco International plc Sponsored ADR	119,035	4,813
Halliburton Co.	119,545	3,649
National Oilwell Varco, Inc.	80,555	4,126
Noble Energy, Inc.	54,235	3,840
Pioneer Natural Resources Co.(3)	56,370	3,707
Rowan Cos., Inc.(2)	125,880	3,800
SM Energy Co.	85,360	5,177
Superior Energy Services, Inc.(2)	119,670	3,140

		38,753

Financials—4.5%
Goldman Sachs Group, Inc. (The)	33,890	3,204
JPMorgan Chase & Co.	154,370	4,650
Richard Ellis (CB) Group,
Inc. Class A(2)	167,995	2,261
Wells Fargo & Co.	224,475	5,414

		15,529

Health Care—10.6%
Alexion Pharmaceuticals, Inc.(2)	96,850	6,204
Allergan, Inc.	72,880	6,004
Celgene Corp.(2)	117,890	7,300
Express Scripts, Inc.(2)	121,705	4,512
Intuitive Surgical, Inc.(2)	11,275	4,107
Stryker Corp.	87,600	4,128
Teva Pharmaceutical Industries Ltd.	115,775	4,309

		36,564

Industrials—11.6%
ABB Ltd. Sponsored ADR(2)	226,110	3,862
Caterpillar, Inc.	67,000	4,947
CLARCOR, Inc.	130,410	5,396
Emerson Electric Co.	86,870	3,589
FedEx Corp.	61,930	4,191
Joy Global, Inc.	55,565	3,466
McDermott International, Inc.(2)	265,405	2,856
Norfolk Southern Corp.	85,345	5,208
Owens Corning, Inc.(2)	66,470	1,441
United Technologies Corp.	69,955	4,922

		39,878

Information Technology—34.8%
Altera Corp.	122,900	3,875
Apple, Inc.(2)	40,280	15,354
Atmel Corp.(2)	329,670	2,660
Broadcom Corp. Class A(2)	175,515	5,843
Cisco Systems, Inc.	322,215	4,991
Citrix Systems, Inc.(2)	98,960	5,396
eBay, Inc.(2)	216,780	6,393
EMC Corp.(2)	302,895	6,358
Google, Inc. Class A(2)	16,815	8,649
International Business Machines Corp.	40,900	7,159
Intuit, Inc.	98,160	4,657
KLA-Tencor Corp.	134,630	5,154
Microsoft Corp.	274,695	6,837
Oracle Corp.	294,730	8,471
QUALCOMM, Inc.	165,370	8,042
SAP AG Sponsored ADR(3)	73,865	3,739
Symantec Corp.(2)	338,615	5,519
Teradata Corp.(2)	112,580	6,026
VMware, Inc. Class A(2)	53,495	4,300

		119,423

Materials—5.6%
Agrium, Inc.	64,060	4,270
Celanese Corp. Series A	92,100	2,996
FMC Corp.	52,885	3,658
Freeport-McMoRan Copper & Gold, Inc.	78,540	2,392
Monsanto Co.	96,290	5,781

		19,097

TOTAL COMMON STOCKS (Identified Cost $298,522)		329,655

EXCHANGE-TRADED FUNDS—3.1%
Consumer Discretionary Select Sector SPDR Fund(3)	178,885	6,247
SPDR® S&P® Homebuilders ETF(3)	318,600	4,234

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $11,537)		10,481

TOTAL LONG-TERM INVESTMENTS—99.1% (Identified Cost $310,059)		340,136

SHORT-TERM INVESTMENTS—1.1%

Money Market Mutual Funds—1.1%
BlackRock Liquidity Funds TempFund Portfolio — Institutional Shares (seven-day effective yield 0.090%)	3,694,849	$3,695

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,695)		3,695

SECURITIES LENDING COLLATERAL—3.2%
BlackRock Liquidity Funds TempCash Portfolio — Institutional Shares (seven-day effective yield 0.100%)(4)	11,030,044	11,030

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $11,030)		11,030

TOTAL INVESTMENTS—103.4% (Identified Cost $324,784)		354,861	(1)

Other assets and liabilities, net—(3.4)%		(11,619)

NET ASSETS—100.0%		$343,242

Country Weightings(Unaudited)†

United States	91%
United Kingdom	2
Bermuda	1
Canada	1
Cayman Islands	1
Israel	1
Switzerland	1
Other	2

Total	100%

†	% of total investments as of September 30, 2011
ABBREVIATIONS:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
SPDR	S&P Depositary Receipt
FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at September 30, 2011, see Note 8, Federal Income Tax Information in the Notes to Financial Statements.

(2)	Non-income producing.

(3)	All or a portion of security is on loan.

(4)	Represents security purchased with cash collateral received for securities on loan.
Security abbreviation definitions are located under the Key Investment Terms starting on page 2.
See Notes to Financial Statements

VIRTUS STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at	Level 1 —
	September 30, 2011	Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$329,655	$329,655
Exchange-Traded Funds	10,481	10,481
Securities Lending Collateral	11,030	11,030
Short-Term Investments	3,695	3,695

Total Investments	$354,861	$354,861

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.
See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR
	VALUE	VALUE
U.S. GOVERNMENT SECURITIES—7.2%
U.S. Treasury Bond
2.875%, 3/31/18	$415	$456
3.500%, 2/15/39	3,130	3,492
U.S. Treasury Note
1.125%, 12/15/12	4,460	4,509
1.000%, 8/31/16(5)	1,315	1,319
2.625%, 8/15/20	2,395	2,569

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $11,116)		12,345

MUNICIPAL BONDS—0.2%

New York—0.1%
New York City Municipal Water Finance Authority
5.000%, 6/15/44	240	259

Texas—0.1%
Dallas Area Rapid Transit
5.250%, 12/1/48	160	171

TOTAL MUNICIPAL BONDS (Identified Cost $430)		430

MORTGAGE-BACKED SECURITIES—12.9%

Agency—10.1%
FHLMC
6.500%, 4/1/31	1,399	1,588
5.000%, 1/1/35	1,439	1,551
FHLMC REMICs
JA-2777
4.500%, 11/15/17	56	57
CH-2904
4.500%, 4/15/19	236	245
FNMA
4.000%, 7/1/19	320	341
0.000%, 10/9/19	450	343
6.000%, 11/1/31	123	136
5.500%, 7/1/34	916	1,001
6.000%, 11/1/34	2,424	2,686
5.500%, 3/1/36	157	171
5.500%, 12/1/36	836	921
6.000%, 1/1/37	884	973
6.500%, 5/1/37	425	473
6.000%, 6/1/37	444	496
6.000%, 9/1/37	201	221
6.000%, 2/1/38	154	169
6.500%, 3/1/38	1,738	1,951
5.500%, 4/1/38	177	195
5.500%, 6/1/38	199	220
6.000%, 11/1/38	575	632
0.529%, 5/1/39	855	917
6.000%, 8/1/39	914	1,023
5.500%, 9/1/39	395	436
4.500%, 9/1/40	428	463
FNMA REMICs 03-42, HC
4.500%, 12/25/17	89	93

		17,302

Non-Agency—2.8%
Bear Stearns Commercial Mortgage Securities
05-PWR9, A4B
4.943%, 9/11/42	435	413
07-T28, A3
5.793%, 9/11/42	395	421
Citigroup Commercial Mortgage Trust 08-C7, AM
6.275%, 12/10/49(3)	255	226
Commercial Mortgage Pass- Through Certificates
05-C6, A5A
5.116%, 6/10/44(3)	380	412
Commercial Mortgage Pass-Through Certificates
07-C9, A4
6.008%, 12/10/49(3)	215	232
Credit Suisse Mortgage Capital Certificates
06-C1, A3
5.595%, 2/15/39(3)	32	33
06-C5, A3
5.311%, 12/15/39	290	303
JP Morgan Chase Commercial Mortgage Securities Corp.
07-CB19, AM
5.932%, 2/12/49(3)	405	354
Morgan Stanley Capital I
07-T27, A4
5.795%, 6/11/42(3)	405	453
07-T27, AJ
5.795%, 6/11/42(3)	400	323
05-IQ10, A4B
5.284%, 9/15/42(3)	310	299
06-IQ11, A4
5.898%, 10/15/42(3)	760	829
Wachovia Bank Commercial Mortgage Trust 06-C23, A5
5.416%, 1/15/45(3)	580	629

		4,927

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $21,468)		22,229

ASSET-BACKED SECURITIES—0.0%

Associates Manufactured Housing Pass-Through Certificate
97-2, A6
7.075%, 3/15/28(3)	27	27

TOTAL ASSET-BACKED SECURITIES (Identified Cost $27)		27

CORPORATE BONDS AND NOTES—19.3%

Consumer Discretionary—2.4%
AMC Entertainment, Inc.
9.750%, 12/1/20	150	136
Ameristar Casinos, Inc. 144A
7.500%, 4/15/21(4)	75	73
Bon-Ton Department Stores, Inc. (The)
10.250%, 3/15/14(5)	290	233
Brown Shoe Co., Inc.
7.125%, 5/15/19	405	344
Caesar’s Entertainment Operating Co., Inc.
10.000%, 12/15/18	285	171
CCO Holdings LLC/CCO Holdings Capital Corp.
6.500%, 4/30/21	235	223
Cequel Communications Holdings I LLC/Cequel Capital Corp. 144A
8.625%, 11/15/17(4)	120	119
Discovery Communications LLC
3.700%, 6/1/15	185	195
Fortune Brands, Inc.
3.000%, 6/1/12	340	342
Landry’s Holdings, Inc. 144A
11.500%, 6/1/14(4)	190	177
NBC Universal Media LLC
2.100%, 4/1/14	230	234
4.375%, 4/1/21	230	237
Peninsula Gaming LLC/Peninsula Gaming Corp.
10.750%, 8/15/17	140	136
Rent-A-Center, Inc.
6.625%, 11/15/20	190	183
Scientific Games International, Inc.
9.250%, 6/15/19	210	213
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 144A
11.000%, 5/1/17(4)	80	76
Time Warner Cable, Inc.
5.000%, 2/1/20	350	372
4.000%, 9/1/21	155	152
5.500%, 9/1/41	75	74
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A
8.125%, 12/1/17(4)	180	181
Valassis Communication
6.625%, 2/1/21(5)	190	179
Visteon Corp. 144A
6.750%, 4/15/19(4)	75	68

		4,118

Consumer Staples—0.5%
Altria Group, Inc.
9.250%, 8/6/19	290	381
Beverages & More, Inc. 144A
9.625%, 10/1/14(4)	265	264
Kraft Foods, Inc.
6.125%, 2/1/18	200	235
Rite Aid Corp.
6.875%, 8/15/13(5)	45	43

		923

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR
	VALUE	VALUE
Energy—1.6%
Clayton Williams Energy, Inc.
144A
7.750%, 4/1/19(4)	$245	$212
El Paso Pipeline Partners Operating Co. LLC
4.100%, 11/15/15	180	183
Enterprise Products Operating LLC
4.050%, 2/15/22	240	241
5.700%, 2/15/42	240	253
Linn Energy LLC/Linn Energy Finance Corp. 144A
6.500%, 5/15/19(4)	165	153
7.750%, 2/1/21	65	65
Newfield Exploration Co.
5.750%, 1/30/22	175	173
OGX Petroleo e Gas Participacoes SA 144A
8.500%, 6/1/18(4)	260	235
Petrobras International Finance Co.
5.375%, 1/27/21	235	238
Petroleos Mexicanos
6.500%, 6/2/41	395	413
Petropower I Funding Trust 144A
7.360%, 2/15/14(4)	496	499
Specta Energy Partners LP
4.600%, 6/15/21	80	82

		2,747

Financials—10.1%
Abbey National Capital Trust I
8.963%, 12/29/49(3)(5)	230	223
Abbey National Treasury Services plc
4.000%, 4/27/16	445	411
AFLAC, Inc.
6.450%, 8/15/40	305	304
Ally Financial, Inc.
0.000%, 6/15/15	280	201
American Express Co.
7.250%, 5/20/14	365	414
Bank of America Corp.
5.750%, 8/15/16	365	338
5.625%, 7/1/20	320	295
5.000%, 5/13/21	305	272
Barclays Bank plc
5.200%, 7/10/14	210	215
Series 1,
5.000%, 9/22/16	325	326
Bear Stearns Cos., Inc. LLC (The)
7.250%, 2/1/18	195	230
Capital One Financial Corp.
7.375%, 5/23/14	385	430
Capital IV
8.875%, 5/15/40(7)	150	152
Citigroup, Inc.
5.000%, 9/15/14	285	280
4.875%, 5/7/15	190	190
CNA Financial Corp.
5.875%, 8/15/20	365	376
CNL Lifestyles Properties
7.250%, 4/15/19	245	212
Credit Suisse
6.000%, 2/15/18	205	208
CVS Pass-Through Trust 144A
7.507%, 1/10/32(4)	145	171
Developers Diversified Realty Corp.
7.875%, 9/1/20	255	271
Digital Realty Trust LP
5.250%, 3/15/21	340	337
Duke Realty LP
5.950%, 2/15/17	390	409
E*Trade Financial Corp.
7.875%, 12/1/15	80	78
Felcor Lodging LP144A
6.750%, 6/1/19(4)	305	275
Ford Motor Credit Co. LLC
5.000%, 5/15/18	270	262
General Electric Capital Corp.
2.800%, 1/8/13	515	524
4.375%, 9/16/20	335	341
5.300%, 2/11/21	150	156
GFI Group, Inc. 144A
8.375%, 7/19/18(4)	135	126
Goldman Sachs Group, Inc. (The)
3.700%, 8/1/15	105	103
6.000%, 6/15/20	240	247
5.250%, 7/27/21	280	277
HSBC Holdings plc
5.100%, 4/5/21	225	232
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.000%, 1/15/18	290	290
International Lease Finance Corp.
8.625%, 9/15/15	30	30
8.750%, 3/15/17	130	131
6.250%, 5/15/19	145	126
JPMorgan Chase & Co.
5.125%, 9/15/14	285	300
3.450%, 3/1/16	210	211
KeyCorp
5.100%, 3/24/21	225	227
Lloyds TSB Bank plc
4.875%, 1/21/16	140	138
6.375%, 1/21/21	215	212
Macquarie Bank Ltd. 144A
6.625%, 4/7/21(4)	160	151
Macquarie Group Ltd. 144A
6.250%, 1/14/21(4)	365	346
MetLife, Inc.
5.000%, 6/15/15	265	290
Metropolitan Life Global Funding I 144A
2.875%, 9/17/12(4)(5)	450	457
Morgan Stanley
6.000%, 4/28/15	390	388
6.625%, 4/1/18	370	367
5.500%, 7/28/21	35	32
Nomura Holdings, Inc.
4.125%, 1/19/16	280	284
Oppenheimer Holdings, Inc.
8.750%, 4/15/18	270	265
Prudential Financial, Inc.
3.625%, 9/17/12	260	264
QBE Capital Funding II LP 144A
7.250%, 5/24/41(3)(4)	190	172
Rabobank NV
5.250%, 5/24/41	305	335
144A
11.000%, 12/31/49(3)(4)	195	234
Regions Financial Corp.
0.528%, 6/26/12(3)	865	848
4.875%, 4/26/13	255	249
5.750%, 6/15/15	255	245
Royal Bank of Scotland plc (The)
4.375%, 3/16/16	145	139
5.625%, 8/24/20	345	334
SunTrust Banks, Inc.
5.250%, 11/5/12	410	426
Toronto-Dominion Bank
2.500%, 7/14/16	140	144
Wachovia Bank NA
5.000%, 8/15/15	205	219
Wells Fargo & Co.
3.676%, 6/15/16	220	229
4.600%, 4/1/21	150	161
Woodside Finance Ltd. 144A
4.600%, 5/10/21(4)	160	166

		17,296

Health Care—0.6%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.
7.750%, 2/15/19	170	161
Boston Scientific Corp.
6.000%, 1/15/20	140	158
HCA, Inc.
7.500%, 2/15/22	130	120
Stryker Corp.
2.000%, 9/30/16	150	151
Valeant Pharmaceuticals International, Inc. 144A
7.250%, 7/15/22(4)	390	344

		934

Industrials—0.8%
AE Escrow Corp. 144A
9.750%, 3/15/20(4)	70	67
Allison Transmission, Inc.
144A
7.125%, 5/15/19(4)	300	273
B-Corp Merger Sub, Inc.
144A
8.250%, 6/1/19(4)	165	149
Cenveo Corp.
7.875%, 12/1/13	320	226
DynCorp International, Inc.
10.375%, 7/1/17	310	272
See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR
	VALUE	VALUE
Industrials—continued
Hutchison Whampoa International Ltd. 144A
5.750%, 9/11/19(4)	$155	$167
Valmont Industries, Inc.
6.625%, 4/20/20	195	227

		1,381

Information Technology—0.9%
CommScope, Inc. 144A
8.250%, 1/15/19(4)	215	211
EarthLink, Inc. 144A
8.875%, 5/15/19(4)	305	269
Fiserv, Inc.
3.125%, 6/15/16	195	197
4.750%, 6/15/21	155	161
Intuit, Inc.
5.750%, 3/15/17	65	73
Lender Processing Services, Inc.
8.125%, 7/1/16(5)	385	364
Sensata Technologies, Inc. 144A
6.500%, 5/15/19(4)	70	67
Xerox Corp.
4.250%, 2/15/15	255	270

		1,612

Materials—0.7%
AEP Industries, Inc.
8.250%, 4/15/19	70	66
Ball Corp.
6.750%, 9/15/20	10	10
Boise Paper Holdings LLC/Boise Finance Co.
8.000%, 4/1/20	140	143
Corp Nacional del Cobre de Chile 144A
3.750%, 11/4/20(4)	95	95
Dow Chemical Co. (The)
5.900%, 2/15/15	340	375
4.250%, 11/15/20	135	136
Reynolds Group Holdings, Inc./Reynolds Group Issuer LLC 144A
8.250%, 2/15/21(4)	335	266
Solutia, Inc.
7.875%, 3/15/20(5)	85	90

		1,181

Telecommunication Services—1.0%
AT&T, Inc.
4.450%, 5/15/21	150	161
3.875%, 8/15/21	245	252
CenturyLink, Inc.
6.450%, 6/15/21	275	256
Cincinnati Bell, Inc.
8.375%, 10/15/20	185	172
Clearwire Communications LLC/Clearwire Finance, Inc.
144A
12.000%, 12/1/17(4)(5)	365	221
Goodman Networks, Inc. 144A
12.125%, 7/1/18(4)	405	380
Telcordia Technologies, Inc.
144A
11.000%, 5/1/18(4)	50	62
West Corp.
7.875%, 1/15/19	80	76
Windstream Corp.
8.125%, 9/1/18	45	46
7.000%, 3/15/19	120	116

		1,742

Utilities—0.7%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%, 8/20/19	75	72
Calpine Corp.
144A
7.875%, 7/31/20(4)(5)	50	49
144A
7.500%, 2/15/21(4)	130	125
CMS Energy Corp.
2.750%, 5/15/14	90	89
6.250%, 2/1/20	245	254
El Paso Pipeline Partners Operating Co. LLC
5.000%, 10/1/21	175	176
Southern Power Co.
5.150%, 9/15/41	160	167
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Holdings Finance, Inc. 144A
11.500%, 10/1/20(4)	295	237

		1,169

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $33,720)		33,103

LOAN AGREEMENTS—0.9%

Consumer Discretionary—0.4%
Chrysler Group LLC/Chrysler Group Co-Issuer, Inc. Tranche B,
6.000%, 5/24/17	249	218
KAR Auction Services, Inc.
5.000%, 5/19/17	249	242
Transtar Industries, Inc. Tranche 2,
10.250%, 12/21/17	150	146

		606

Consumer Staples—0.3%
Roundy’s Supermarkets, Inc. Tranche 2,
10.000%, 4/16/16	450	443

Financials—0.1%
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	250	217

Telecommunication Services—0.1%
Level 3 Communications, Inc. Tranche A,
2.500%, 3/13/14	275	257

TOTAL LOAN AGREEMENTS (Identified Cost $1,602)		1,523

	SHARES
PREFERRED STOCK—0.6%

Financials—0.6%
Citigroup Capital XIII
7.875%,	7,000	185
GMAC Capital Trust I
8.125%	16,200	296
ING Capital Funding Trust III
3.907%(3)	475	355
JPMorgan Chase & Co.
7.90%(3)(5)	139	143

TOTAL PREFERRED STOCK (Identified Cost $1,149)		979

COMMON STOCKS—49.9%

Consumer Discretionary—7.0%
Amazon.com, Inc.(2)	12,500	2,703
AutoZone, Inc.(2)	5,900	1,883
Comcast Corp. Class A	90,000	1,881
Darden Restaurants, Inc.	41,000	1,753
Lululemon Athletica, Inc.(2)	37,000	1,800
McDonald’s Corp.	22,000	1,932

		11,952

Consumer Staples—2.5%
Altria Group, Inc.	79,000	2,118
PepsiCo, Inc.	34,000	2,105

		4,223

Energy—9.5%
Alpha Natural Resources, Inc.(2)	34,000	601
Chesapeake Energy Corp.	67,000	1,712
Chevron Corp.	23,000	2,128
ConocoPhillips	34,000	2,153
El Paso Corp.	113,000	1,975
Halliburton Co.	54,000	1,648
Occidental Petroleum Corp.	26,000	1,859
Petroleo Brasileiro S.A. ADR	39,000	876
Schlumberger Ltd.	27,000	1,613
Williams Cos., Inc. (The)	74,000	1,801

		16,366

Financials—3.1%
Bank of America Corp.	223,000	1,365
Citigroup, Inc.	49,000	1,255
Goldman Sachs Group, Inc. (The)	19,000	1,796
Lincoln National Corp.	58,000	907

		5,323

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
Health Care—4.5%
Abbott Laboratories	41,000	$2,097
Biogen Idec, Inc.(2)	20,000	1,863
Gilead Sciences, Inc.(2)	50,000	1,940
UnitedHealth Group, Inc.	40,000	1,845

		7,745

Industrials—7.6%
Alaska Air Group, Inc.(2)	35,000	1,970
American Rock Salt Co. LLC(4)	70,000	62
Caterpillar, Inc.	24,000	1,772
Cummins, Inc.	21,000	1,715
Deere & Co.	28,000	1,808
Foster Wheeler AG	98,000	1,743
Union Pacific Corp.	25,000	2,042
United Continental
Holdings, Inc.(2)(5)	96,000	1,860

		12,972

Information Technology—7.4%
Apple, Inc.(2)	9,400	3,583
Intel Corp.	90,000	1,920
International Business Machines Corp.	10,000	1,750
QUALCOMM, Inc.	37,000	1,799
SanDisk Corp.(2)	45,000	1,816
Visa, Inc. Class A	22,000	1,886

		12,754

Materials—7.2%
Alcoa, Inc.	136,000	1,301
CF Industries Holdings, Inc.	12,000	1,481
Cliffs Natural Resources, Inc.	27,000	1,382
Du Pont (E.I) de Nemours & Co.	47,000	1,878
Freeport-McMoRan Copper & Gold, Inc.	48,000	1,462
Monsanto Co.	30,000	1,801
Nucor Corp.	49,000	1,550
Potash Corp. of
Saskatchewan, Inc.	36,000	1,556

		12,411

Telecommunication Services—1.1%
Verizon Communications, Inc.	51,000	1,877

TOTAL COMMON STOCKS (Identified Cost $74,959)		85,623

EXCHANGE-TRADED FUNDS—2.6%

Consumer Staples Select Sector SPDR Fund(5)	70,000	2,079
Health Care Select Sector SPDR Fund	58,000	1,840
Utilities Select Sector SPDR Fund	15,000	505

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $4,759)		4,424

TOTAL LONG-TERM INVESTMENTS—93.6% (Identified Cost $149,230)		160,683

SHORT-TERM INVESTMENTS—5.3%

Money Market Mutual Funds—5.3%
BlackRock Liquidity Funds TempFund Portfolio — Institutional Shares (seven-day effective yield 0.090%)	9,131,429	9,131

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $9,131)		9,131

SECURITIES LENDING COLLATERAL—4.3%

BlackRock Liquidity Funds TempCash Portfolio — Institutional Shares (seven-day effective yield 0.100%)(6)	7,418,906	7,419

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $7,419)		7,419

TOTAL INVESTMENTS—103.2% (Identified Cost $165,780)		177,233	(1)
Other assets and liabilities, net—(3.2)%		(5,573)

NET ASSETS—100.0%		$171,660

Country Weightings (Unaudited)†
United States (includes short-term investments and securities lending collateral)	93%
Canada	2
Brazil	1
Australia	1
Switzerland	1
United Kingdom	1
Other	1

Total	100%

†	% of total investments as of September 30, 2011
ABBREVIATIONS:

ADR	American Depositary Receipt

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)

FNMA	Federal National Mortgage Association (“Fannie Mae”)

SPDR	S&P Depositary Receipt
FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at September 30, 2011, see Note 8, Federal Income Tax Information in the Notes to Financial Statements.

(2)	Non-income producing.

(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2011.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to a value of $7,199 or 4.2% of net assets.

(5)	All or a portion of security is on loan.

(6)	Represents security purchased with cash collateral received for securities on loan.

(7)	Interest payments may be deferred.
Security abbreviation definitions are located under the Key Investment Terms starting on page 2.
See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements):

			Level 2 -
			Significant
	Total Value at	Level 1 -	Observable
	September 30, 2011	Quoted Prices	Inputs
Investment in Securities:
Debt Securities:
Asset-Backed Securities	$27	$—	$27
Corporate Bonds and Notes	33,103	—	33,103
Loan Agreements	1,523	—	1,523
Mortgage-Backed Securities	22,229	—	22,229
Municipal Bonds	430	—	430
U.S. Government Securities	12,345	—	12,345
Equity Securities:
Common Stocks	85,623	85,623	—
Preferred Stock	979	—	979
Exchange-Traded Funds	4,424	4,424	—
Securities Lending Collateral	7,419	7,419	—
Short-Term Investments	9,131	9,131	—

Total Investments	$177,233	$106,597	$70,636

There are no Level 3 (significant unobservable inputs) priced securities.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

Mortgage-Backed
Securities
Investment in Securities:
Balance as of March 31, 2011	$1,841
Accrued discounts/premiums	—
Realized gain (loss)	1
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	(1,842)
Transfers into Level 3(1)	—
Transfers out of Level 3(1)	—

Balance as of September 30, 2011	$—

(1)	“Transfers in and/or out” represent the ending value as of September 30, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2011 (Unaudited)
(Reported in thousands except shares and per share amounts)

	Growth &	Mid-Cap		Mid-Cap	Quality		Quality
	Income	Core		Growth	Large-Cap		Small-Cap
	Fund	Fund		Fund	Value Fund		Fund
Assets
Investment in securities at value (1)(2)	$102,904	$1,866		$72,752	$39,566		$266,822
Receivables
Investment securities sold	1,175	—		4,994	987		302
Fund shares sold	13	—	(3)	1	6		507
Receivable from adviser	—	5		—	—		—
Dividends and interest receivable	105	2		32	104		263
Prepaid expenses	36	24		30	27		39

Total assets	104,233	1,897		77,809	40,690		267,933

Liabilities
Cash overdraft	8	—	(3)	6	3		13
Payables
Fund shares repurchased	55	—		3	3		175
Investment securities purchased	993	—		4,699	732		—
Collateral on securities loaned	5,759	60		1,732	765		30,705
Investment advisory fee	46	—		44	18		160
Distribution and service fees	37	—	(3)	19	10		35
Administration fee	12	—	(3)	9	5		28
Transfer agent fees and expenses	63	—	(3)	41	21		184
Trustees’ fee and expenses	1	—	(3)	1	—	(3)	2
Professional fee	18	18		18	18		22
Other accrued expenses	14	1		11	6		24

Total liabilities	7,006	79		6,583	1,581		31,348

Net Assets	$97,227	$1,818		$71,226	$39,109		$236,585

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$117,899	$1,874		$94,725	$68,730		$248,977
Accumulated undistributed net investment income (loss)	71	2		(410)	123		658
Accumulated undistributed net realized gain (loss)	(33,223)	1		(19,889)	(32,096)		(41,819)
Net unrealized appreciation (depreciation) on investments	12,480	(59)		(3,200)	2,352		28,769

Net Assets	$97,227	$1,818		$71,226	$39,109		$236,585

Class A
Net asset value (net assets/shares outstanding) per share	$14.05	$12.63		$13.27	$8.79		$10.69
Maximum offering price per share NAV/(1–5.75%)	$14.91	$13.40		$14.08	$9.33		$11.34
Shares of beneficial interest outstanding, no par value, unlimited authorization	4,750,393	47,110		4,845,348	3,963,308		8,282,851
Net Assets	$66,739	$595		$64,282	$34,836		$88,523

Class B
Net asset value (net assets/shares outstanding) and offering price per share	$13.41	$—		$11.43	$—		$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	210,603	—		141,448	—		—
Net Assets	$2,824	$—		$1,617	$—		$—

Class C
Net asset value (net assets/shares outstanding) and offering price per share	$13.39	$12.44		$11.43	$8.66		$10.67
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,650,539	12,891		337,542	346,539		1,740,874
Net Assets	$22,100	$160		$3,858	$3,003		$18,578

Class I
Net asset value (net assets/shares outstanding) and offering price per share	$14.04	$12.65		$13.41	$8.79		$10.69
Shares of beneficial interest outstanding, no par value, unlimited authorization	396,446	84,011		109,564	144,524		12,107,279
Net Assets	$5,564	$1,063		$1,469	$1,270		$129,484

(1) Investment in securities at cost	$90,424	$1,925		$75,952	$37,214		$238,053
(2) Market value of securities on loan	$5,413	$56		$1,618	$727		$29,619
(3) Amount is less than $500
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2011 (Unaudited)
(Reported in thousands except shares and per share amounts)

	Small-Cap	Small-Cap	Strategic	Tactical
	Core	Sustainable	Growth	Allocation
	Fund	Growth Fund	Fund	Fund
Assets
Investment in securities at value (1)(2)	$149,375	$89,234	$354,861	$177,233
Cash	—	10	—	1
Receivables
Investment securities sold	—	—	—	4,057
Fund shares sold	415	1,069	70	73
Dividends and interest receivable	26	15	111	784
Tax reclaims	—	—	8	—
Prepaid expenses	36	29	50	33

Total assets	149,852	90,357	355,100	182,181

Liabilities
Cash overdraft	4	—	31	—
Payables
Fund shares repurchased	80	17	176	74
Investment securities purchased	—	—	—	2,760
Collateral on securities loaned	12,116	9,785	11,030	7,419
Investment advisory fee	91	57	212	104
Distribution and service fees	15	16	82	39
Administration fee	16	10	41	19
Transfer agent fees and expenses	50	55	212	58
Trustees’ fee and expenses	1	— (3)	3	1
Professional fee	19	23	19	21
Other accrued expenses	15	10	52	26

Total liabilities	12,407	9,973	11,858	10,521

Net Assets	$137,445	$80,384	$343,242	$171,660

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$130,707	$85,687	$414,602	$172,897
Accumulated undistributed net investment income (loss)	213	(212)	(802)	(5)
Accumulated undistributed net realized gain (loss)	(12,746)	(9,578)	(100,635)	(12,685)
Net unrealized appreciation (depreciation) on investments	19,271	4,487	30,077	11,453

Net Assets	$137,445	$80,384	$343,242	$171,660

Class A
Net asset value (net assets/shares outstanding) per share	$16.31	$10.76	$7.65	$8.07
Maximum offering price per share NAV/(1—5.75%)	$17.31	$11.42	$8.12	$8.56
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,019,402	4,873,586	43,169,223	20,913,933
Net Assets	$32,927	$52,462	$330,100	$168,767

Class B
Net asset value (net assets/shares outstanding) and offering price per share	$—	$—	$6.61	$8.15
Shares of beneficial interest outstanding, no par value, unlimited authorization	—	—	636,615	145,500
Net Assets	$—	$—	$4,207	$1,185

Class C
Net asset value (net assets/shares outstanding) and offering price per share	$14.99	$10.34	$6.61	$8.22
Shares of beneficial interest outstanding, no par value, unlimited authorization	630,597	526,676	821,118	207,758
Net Assets	$9,455	$5,446	$5,430	$1,708

Class I
Net asset value (net assets/shares outstanding) and offering price per share	$16.76	$10.78	$7.75	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	5,673,262	2,084,545	452,009	—
Net Assets	$95,063	$22,476	$3,505	$—

(1) Investment in securities at cost	$130,104	$84,747	$324,784	$165,780
(2) Market value of securities on loan	$11,433	$9,235	$10,424	$7,092
(3) Amount is less than $500.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	Growth &	Mid-Cap	Mid-Cap	Quality	Quality
	Income	Core	Growth	Large-Cap	Small-Cap
	Fund	Fund	Fund	Value Fund	Fund
Investment Income
Dividends	$952	$14	$259	$563	$2,460
Security lending	5	1	4	2	223
Foreign taxes withheld	(7)	—	—	(1)	—

Total investment income	950	15	263	564	2,683

Expenses
Investment advisory fees	440	8	357	173	1,001 (2)
Service fees, Class A	102	1	101	52	127
Distribution and service fees, Class B	18	—	10	—	—
Distribution and service fees, Class C	133	1	25	18	107
Administration fees	79	1	60	30	179
Transfer agent fee and expenses	145	1	104	54	294
Custodian fees	2	1	2	—	3
Printing fees and expenses	12	1	9	5	24
Professional fees	14	13	13	12	13
Registration fees	25	21	23	20	24
Trustees’ fee and expenses	4	— (1)	3	2	9
Miscellaneous expenses	5	1	5	2	11

Total expenses	979	49	712	368	1,792
Less expenses reimbursed and/or waived by investment adviser	(140)	(36)	(39)	(44)	—

Net expenses	839	13	673	324	1,792

Net investment income (loss)	111	2	(410)	240	891

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	3,455	1	7,300	194	9,206
Net change in unrealized appreciation (depreciation) on investments	(25,775)	(307)	(30,404)	(7,229)	(46,272)

Net gain (loss) on investments	(22,320)	(306)	(23,104)	(7,035)	(37,066)

Net increase (decrease) in net assets resulting from operations	$(22,209)	$(304)	$(23,514)	$(6,795)	$(36,175)

(1)	Amount is less than $500.

(2)	Includes expense reimbursement recapture of $69. See Note 3C in the Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (Continued)
SIX MONTHS ENDED SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	Small-Cap	Small-Cap	Strategic	Tactical
	Core	Sustainable	Growth	Allocation
	Fund	Growth Fund	Fund	Fund
Investment Income
Dividends	$1,058	$400	$2,206	$917
Interest	—	—	—	1,763
Security lending	108	7	16	8
Foreign taxes withheld	—	—	(25)	(5)

Total investment income	1,166	407	2,197	2,683

Expenses
Investment advisory fees	582	334	1,483	672
Service fees, Class A	45	70	509	236
Distribution and service fees, Class B	—	—	27	7
Distribution and service fees, Class C	52	30	34	9
Administration fees	104	49	285	132
Transfer agent fee and expenses	102	115	544	145
Custodian fees	2	1	6	3
Printing fees and expenses	13	11	39	19
Professional fees	10	14	12	16
Registration fees	22	19	27	20
Trustees’ fee and expenses	5	2	16	7
Miscellaneous expenses	7	4	17	6

Total expenses	944	649	2,999	1,272
Less expenses reimbursed and/or waived by investment adviser	—	(30)	—	—

Total expenses	944	619	2,999	1,272

Net investment income (loss)	222	(212)	(802)	1,411

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	3,362	5,869	433	2,860
Net change in unrealized appreciation (depreciation) on investments	(20,104)	(9,735)	(97,704)	(24,389)

Net gain (loss) on investments	(16,742)	(3,866)	(97,271)	(21,529)

Net increase (decrease) in net assets resulting from operations	$(16,520)	$(4,078)	$(98,073)	$(20,118)

See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS
(Reported in thousands)

	Growth & Income Fund		Mid Cap Core Fund
	Six Months Ended		Six Months Ended
	September 30, 2011	Year Ended	September 30, 2011	Year Ended
	(Unaudited)	March 31,2011	(Unaudited)	March 31, 2011
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$111	$544	$2	$— (1)
Net realized gain (loss)	3,455	14,560	1	13
Net change in unrealized appreciation (depreciation)	(25,775)	1,758	(307)	150

Increase (decrease) in net assets resulting from operations	(22,209)	16,862	(304)	163

From Distributions to Shareholders
Net investment income, Class A	(164)	(615)	—	(1)
Net investment income, Class B	—	(10)	—	—
Net investment income, Class C	—	(69)	—	—
Net investment income, Class I	(18)	(58)	—	(1)
Net realized short-term gains, Class A	—	—	—	(7)
Net realized short-term gains, Class C	—	—	—	(2)
Net realized short-term gains, Class I	—	—	—	(3)
Net realized long-term gains, Class A	—	—	(2)	— (1)
Net realized long-term gains, Class C	—	—	— (1)	— (1)
Net realized long-term gains, Class I	—	—	(3)	— (1)

Decrease in net assets from distributions to shareholders	(182)	(752)	(5)	(14)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class A	(5,843)	(19,478)	24	237
Change in net assets from share transactions, Class B	(682)	(2,102)	—	—
Change in net assets from share transactions, Class C	(1,724)	(4,621)	—	39
Change in net assets from share transactions, Class I	1,000	(4,142)	657	390

Increase (decrease) in net assets from share transactions	(7,249)	(30,343)	681	666

Net increase (decrease) in net assets	(29,640)	(14,233)	372	815
Net Assets
Beginning of period	126,867	141,100	1,446	631

End of period	$97,227	$126,867	$1,818	$1,446

Accumulated undistributed net investment income (loss) at end of period	$71	$142	$2	$—

(1)	Amount is less than $500.
See Notes to Financial Statements

Mid-Cap Growth Fund		Quality Large-Cap Value Fund		Quality Small-Cap Fund
Six Months Ended		Six Months Ended		Six Months Ended
September 30, 2011	Year Ended	September 30, 2011	Year Ended	September 30, 2011	Year Ended
(Unaudited)	March 31, 2011	(Unaudited)	March 31, 2011	(Unaudited)	March 31, 2011
$ (410)	$(800)	$240	$412	$891	$3,206
7,300	11,779	194	1,595	9,206	13,042
(30,404)	9,867	(7,229)	4,194	(46,272)	44,462

(23,514)	20,846	(6,795)	6,201	(36,175)	60,710

—	—	(248)	(549)	(445)	(957)
—	—	—	—	—	—
—	—	(8)	(23)	(14)	(93)
—	—	(10)	(6)	(806)	(1,569)
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	(266)	(578)	(1,265)	(2,619)

(3,301)	(9,666)	(3,197)	(4,421)	(3,381)	45,414
(61)	(1,635)	—	—	—	—
(214)	(476)	(275)	(555)	(643)	13,905
439	(137)	970	145	6,567	56,240

(3,137)	(11,914)	(2,502)	(4,831)	2,543	115,559

(26,651)	8,932	(9,563)	792	(34,897)	173,650
97,877	88,945	48,672	47,880	271,482	97,832

$ 71,226	$97,877	$39,109	$48,672	$236,585	$271,482

$ (410)	$—	$123	$149	$658	$1,032

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(Reported in thousands)

	Small-Cap Core Fund
	Six Months Ended
	September 30, 2011	Year Ended
	(Unaudited)	March 31, 2011
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$222	$252
Net realized gain (loss)	3,362	14,916
Net change in unrealized appreciation (depreciation)	(20,104)	19,573

Increase (decrease) in net assets resulting from operations	(16,520)	34,741

From Distributions to Shareholders
Net investment income, Class A	(29)	—
Net investment income, Class B	—	—
Net investment income, Class C	—	—
Net investment income, Class I	(267)	—
Net realized short-term gains, Class A	—	—
Net realized short-term gains, Class B	—	—
Net realized short-term gains, Class C	—	—
Net realized short-term gains, Class I	—	—
Net realized long-term gains, Class A	(1,153)	—
Net realized long-term gains, Class B	—	—
Net realized long-term gains, Class C	(360)	—
Net realized long-term gains, Class I	(3,352)	—

Decrease in net assets from distributions to shareholders
From Share Transactions (See Note 5)	(5,161)	—

Change in net assets from share transactions, Class A	2,303	13,189
Change in net assets from share transactions, Class B	—	(768)	(1)
Change in net assets from share transactions, Class C	892	2,099
Change in net assets from share transactions, Class I	2,068	50,854

Increase (decrease) in net assets from share transactions	5,263	65,374

Net increase (decrease) in net assets	(16,418)	100,115

Net Assets
Beginning of period	153,863	53,748

End of period	$137,445	$153,863

Accumulated undistributed net investment income (loss) at end of period	$213	$287

(1)	Class B shares were converted to Class A shares on June 14, 2010. See Note 11B in the Notes to Financial Statements.
See Notes to Financial Statements

Small-Cap Sustainable Growth Fund		Strategic Growth Fund		Tactical Allocation Fund
Six Months Ended		Six Months Ended		Six Months Ended
September 30, 2011	Year Ended	September 30, 2011	Year Ended	September 30, 2011	Year Ended
(Unaudited)	March 31, 2011	(Unaudited)	March 31, 2011	(Unaudited)	March 31, 2011
$ (212)	$(111)	$(802)	$(1,527)	$1,411	$3,018
5,869	6,351	433	40,382	2,860	12,510
(9,735)	5,575	(97,704)	42,267	(24,389)	7,453

(4,078)	11,815	(98,073)	81,122	(20,118)	22,981

—	—	—	—	(1,472)	(2,959)
—	—	—	—	(5)	(14)
—	—	—	—	(7)	(11)
—	(8)	—	—	—	—
—	—	—	(9,603)	—	—
—	—	—	(184)	—	—
—	—	—	(189)	—	—
—	—	—	(91)	—	—
—	—	—	(7,523)	—	—
—	—	—	(144)	—	—
—	—	—	(148)	—	—
—	—	—	(71)	—	—

—	(8)	—	(17,953)	(1,484)	(2,984)

(1,196)	44,195	(23,656)	(32,999)	(6,704)	(18,977)
—	—	(989)	(2,431)	(358)	(429)
(288)	4,543	(473)	(780)	342	(26)
21,108	(1,344)	133	(60)	—	—

19,624	47,394	(24,985)	(36,270)	(6,720)	(19,432)

15,546	59,201	(123,058)	26,899	(28,322)	565
64,838	5,637	466,300	439,401	199,982	199,417

$ 80,384	$64,838	$343,242	$466,300	$171,660	$199,982

$ (212)	$—	$(802)	$—	$(5)	$68
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Net Asset	Net	Net		Dividends								Ratio of		Ratio of Gross Expenses		Ratio of Net
	Value,	Investment	Realized and	Total from	from Net	Distributions		Change in	Net Asset			Net Assets	Net Expenses		to Average Net Assets		Investment Income		Portfolio
	Beginning	Income	Unrealized	Investment	Investment	from Net	Total	Net Asset	Value, End	Total		End of Period	to Average Net		(Before Waivers and		(Loss) to Average		Turnover
	of Period	(Loss)(2)	Gain (Loss)	Operations	Income	Realized Gains	Distributions	Value	of Period	Return(1)		(in thousands)	Assets(11)		reimbursements)(11)		Net Assets		Rate
Growth & Income Fund
Class A
4/1/11 to 9/30/11(13)	$17.22	0.03	(3.17)	(3.14)	(0.03)	—	(0.03)	(3.17)	$14.05	(18.25	)%(4)	$66,739	1.25	%(3)	1.49	%(3)	0.37	%(3)	21	%(4)
4/1/10 to 3/31/11	14.87	0.09	2.37	2.46	(0.11)	—	(0.11)	2.35	17.22	16.69		88,027	1.25		1.53		0.63		44
4/1/09 to 3/31/10	10.15	0.12	4.78	4.90	(0.18)	—	(0.18)	4.72	14.87	48.67		96,335	1.13	(9)	1.34		0.93		34
4/1/08 to 3/31/09	16.47	0.17	(6.33)	(6.16)	(0.16)	—	(0.16)	(6.32)	10.15	(37.65)		87,198	1.42		1.60		1.19		112
9/1/07 to 3/31/08	18.08	0.08	(1.65)	(1.57)	(0.04)	—	(0.04)	(1.61)	16.47	(8.69	)(4)	166,600	1.37	(3)	1.51	(3)	0.73	(3)	53	(4)
9/1/06 to 8/31/07	15.96	0.10	2.20	2.30	(0.18)	—	(0.18)	2.12	18.08	14.43		188,479	1.28		1.42		0.60		37
9/1/05 to 8/31/06	14.74	0.13	1.19	1.32	(0.10)	—	(0.10)	1.22	15.96	9.02		168,209	1.25		1.39		0.86		33
Class B
4/1/11 to 9/30/11(13)	$16.47	(0.03)	(3.03)	(3.06)	—	—	—	(3.06)	$13.41	(18.58	)%(4)	$2,824	2.00	%(3)	2.24	%(3)	(0.39	)%(3)	21	%(4)
4/1/10 to 3/31/11	14.24	(0.01)	2.27	2.26	(0.03)	—	(0.03)	2.23	16.47	15.91		4,177	2.00		2.28		(0.10)		44
4/1/09 to 3/31/10	9.73	0.02	4.58	4.60	(0.09)	—	(0.09)	4.51	14.24	47.49		5,733	1.89	(9)	2.10		0.17		34
4/1/08 to 3/31/09	15.71	0.05	(6.03)	(5.98)	—	—	—	(5.98)	9.73	(38.06)		6,177	2.17		2.35		0.40		112
9/1/07 to 3/31/08	17.31	— (5)	(1.58)	(1.58)	(0.02)	—	(0.02)	(1.60)	15.71	(9.14	)(4)	16,658	2.11	(3)	2.24	(3)	(0.03	)(3)	53	(4)
9/1/06 to 8/31/07	15.26	(0.02)	2.10	2.08	(0.03)	—	(0.03)	2.05	17.31	13.64		24,731	2.03		2.17		(0.14)		37
9/1/05 to 8/31/06	14.13	0.01	1.14	1.15	(0.02)	—	(0.02)	1.13	15.26	8.18		41,863	2.00		2.14		0.09		33
Class C
4/1/11 to 9/30/11(13)	$16.44	(0.03)	(3.02)	(3.05)	—	—	—	(3.05)	$13.39	(18.55	)%(4)	$22,100	2.00	%(3)	2.24	%(3)	(0.38	)%(3)	21	%(4)
4/1/10 to 3/31/11	14.23	(0.02)	2.26	2.24	(0.03)	—	(0.03)	2.21	16.44	15.84		28,944	2.00		2.28		(0.12)		44
4/1/09 to 3/31/10	9.72	0.02	4.58	4.60	(0.09)	—	(0.09)	4.51	14.23	47.60		29,762	1.89	(9)	2.11		0.16		34
4/1/08 to 3/31/09	15.72	0.06	(6.06)	(6.00)	— (5)	—	—	(6.00)	9.72	(38.15)		23,470	2.17		2.35		0.43		112
9/1/07 to 3/31/08	17.31	— (5)	(1.57)	(1.57)	(0.02)	—	(0.02)	(1.59)	15.72	(9.08	)(4)	46,292	2.12	(3)	2.26	(3)	(0.02	)(3)	53	(4)
9/1/06 to 8/31/07	15.26	(0.03)	2.11	2.08	(0.03)	—	(0.03)	2.05	17.31	13.64		53,854	2.03		2.17		(0.15)		37
9/1/05 to 8/31/06	14.13	0.01	1.14	1.15	(0.02)	—	(0.02)	1.13	15.26	8.18		57,345	2.00		2.14		0.10		33
Class I
4/1/11 to 9/30/11(13)	$17.21	0.05	(3.17)	(3.12)	(0.05)	—	(0.05)	(3.17)	$14.04	(18.21	)%(4)	$5,564	1.00	%(3)	1.24	%(3)	0.62	%(3)	21	%(4)
4/1/10 to 3/31/11	14.85	0.13	2.37	2.50	(0.14)	—	(0.14)	2.36	17.21	17.09		5,719	1.00		1.28		0.90		44
4/1/09 to 3/31/10	10.14	0.15	4.77	4.92	(0.21)	—	(0.21)	4.71	14.85	49.00		9,270	0.91	(9)	1.13		1.16		34
4/1/08 to 3/31/09	16.49	0.20	(6.33)	(6.13)	(0.22)	—	(0.22)	(6.35)	10.14	(37.51)		10,063	1.17		1.35		1.40		112
11/13/07(7)to 3/31/08	18.33	0.06	(1.90)	(1.84)	—	—	—	(1.84)	16.49	(10.04	)(4)	22,695	1.19	(3)	1.34	(3)	0.88	(3)	53	(4)
Mid-Cap Core Fund
Class A
4/1/11 to 9/30/11(13)	$14.71	0.01	(2.06)	(2.05)	—	(0.03)	(0.03)	(2.08)	$12.63	(13.95	)%(4)	$595	1.35	%(3)	4.77	%(3)	0.19	%(3)	18	%(4)
4/1/10 to 3/31/11	12.57	— (5)	2.37	2.37	(0.04)	(0.19)	(0.23)	2.14	14.71	19.12		669	1.35		10.37		(0.01)		13
6/22/09 (7)to 3/31/10	10.00	0.05	2.62	2.67	—	(0.10)	(0.10)	2.57	12.57	26.79	(4)	345	1.35	(3)	20.83	(3)	0.53	(3)	16	(4)
Class C
4/1/11 to 9/30/11(13)	$14.54	(0.04)	(2.03)	(2.07)	—	(0.03)	(0.03)	(2.10)	$12.44	(14.25	)%(4)	$160	2.10	%(3)	5.49	%(3)	(0.56	)%(3)	18	%(4)
4/1/10 to 3/31/11	12.49	(0.10)	2.34	2.24	—	(0.19)	(0.19)	2.05	14.54	18.18		189	2.10		11.15		(0.76)		13
6/22/09 (7)to 3/31/10	10.00	(0.02)	2.61	2.59	—	(0.10)	(0.10)	2.49	12.49	25.99	(4)	126	2.10	(3)	23.95	(3)	(0.25	)(3)	16	(4)
Class I
4/1/11 to 9/30/11(13)	$14.72	0.03	(2.07)	(2.04)	—	(0.03)	(0.03)	(2.07)	$12.65	(13.87	)%(4)	$1,063	1.10	%(3)	4.56	%(3)	0.49	%(3)	18	%(4)
4/1/10 to 3/31/11	12.59	0.04	2.35	2.39	(0.07)	(0.19)	(0.26)	2.13	14.72	19.33		588	1.10		9.89		0.28		13
6/22/09(7) to 3/31/10	10.00	0.07	2.62	2.69	—	(0.10)	(0.10)	2.59	12.59	26.99	(4)	160	1.10	(3)	22.33	(3)	0.77	(3)	16	(4)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Net Asset	Net	Net		Dividends								Ratio of		Ratio of Gross Expenses		Ratio of Net
	Value,	Investment	Realized and	Total from	from Net	Distributions		Change in	Net Asset			Net Assets,	Net Expenses		to Average Net Assets		Investment Income		Portfolio
	Beginning	Income	Unrealized	Investment	Investment	from Net	Total	Net Asset	Value, End	Total		End of Period	to Average Net		(Before Waivers and		(Loss) to Average		Turnover
	of Period	(Loss)(2)	Gain (Loss)	Operations	Income	Realized Gains	Distributions	Value	of Period	Return(1)		(in thousands)	Assets(11)		Reimbursements)(11)		Net Assets		Rate
Mid-Cap Growth Fund
Class A
4/1/11 to 9/30/11(13)	$17.67	(0.07)	(4.33)	(4.40)	—	—	—	(4.40)	$13.27	(24.96	)%(4)	$64,282	1.45	%(3)	1.54	%(3)	(0.87	)%(3)	46	%(4)
4/1/10 to 3/31/11	14.03	(0.13)	3.77	3.64	—	—	—	3.64	17.67	25.94		88,784	1.45		1.57		(0.85)		81
4/1/09 to 3/31/10	8.83	(0.06)	5.26	5.20	—	—	—	5.20	14.03	58.89		79,547	1.45		1.59		(0.51)		104
4/1/08 to 3/31/09	14.78	(0.05)	(5.90)	(5.95)	—	—	—	(5.95)	8.83	(40.26)		54,233	1.45		1.60		(0.38)		93
11/1/07 to 3/31/08	17.98	(0.05)	(3.15)	(3.20)	—	—	—	(3.20)	14.78	(17.80	)(4)	100,416	1.66	(3)	1.76	(3)	(0.68	)(3)	27	(4)
11/1/06 to 10/31/07	16.33	(0.10)	1.75	1.65	—	—	—	1.65	17.98	10.10		130,028	1.55		1.55		(0.60)		77
11/1/05 to 10/31/06	15.42	(0.08)	0.99	0.91	—	—	—	0.91	16.33	5.90		127,160	1.52		1.52		(0.50)		124
Class B
4/1/11 to 9/30/11(13)	$15.28	(0.11)	(3.74)	(3.85)	—	—	—	(3.85)	$11.43	(25.26	)%(4)	$1,617	2.20	%(3)	2.29	%(3)	(1.60	)%(3)	46	%(4)
4/1/10 to 3/31/11	12.22	(0.19)	3.25	3.06	—	—	—	3.06	15.28	25.04		2,185	2.20		2.32		(1.48)		81
4/1/09 to 3/31/10	7.75	(0.13)	4.60	4.47	—	—	—	4.47	12.22	57.68		3,291	2.20		2.34		(1.24)		104
4/1/08 to 3/31/09	13.09	(0.13)	(5.21)	(5.34)	—	—	—	(5.34)	7.75	(40.79)		3,795	2.20		2.34		(1.17)		93
11/1/07 to 3/31/08	15.97	(0.08)	(2.80)	(2.88)	—	—	—	(2.88)	13.09	(18.03	)(4)	10,600	2.40	(3)	2.50	(3)	(1.42	)(3)	27	(4)
11/1/06 to 10/31/07	14.61	(0.24)	1.60	1.36	—	—	—	1.36	15.97	9.31		15,407	2.29		2.29		(1.53)		77
11/1/05 to 10/31/06	13.91	(0.18)	0.88	0.70	—	—	—	0.70	14.61	5.03		10,102	2.27		2.27		(1.24)		124
Class C
4/1/11 to 9/30/11(13)	$15.28	(0.12)	(3.73)	(3.85)	—	—	—	(3.85)	$11.43	(25.26	)%(4)	$3,858	2.20	%(3)	2.29	%(3)	(1.62	)%(3)	46	%(4)
4/1/10 to 3/31/11	12.22	(0.21)	3.27	3.06	—	—	—	3.06	15.28	25.04		5,389	2.20		2.32		(1.63)		81
4/1/09 to 3/31/10	7.75	(0.14)	4.61	4.47	—	—	—	4.47	12.22	57.68		4,775	2.20		2.34		(1.29)		104
4/1/08 to 3/31/09	13.07	(0.13)	(5.19)	(5.32)	—	—	—	(5.32)	7.75	(40.70)		2,509	2.20		2.35		(1.16)		93
11/1/07 to 3/31/08	15.96	(0.08)	(2.81)	(2.89)	—	—	—	(2.89)	13.07	(18.11	)(4)	5,629	2.41	(3)	2.51	(3)	(1.43	)(3)	27	(4)
11/1/06 to 10/31/07	14.60	(0.41)	1.77	1.36	—	—	—	1.36	15.96	9.32		6,853	2.20		2.20		(2.60)		77
11/1/05 to 10/31/06	13.89	(0.19)	0.90	0.71	—	—	—	0.71	14.60	5.11		530	2.27		2.27		(1.29)		124
Class I
4/1/11 to 9/30/11(13)	$17.83	(0.05)	(4.37)	(4.42)	—	—	—	(4.42)	$13.41	(24.85	)%(4)	$1,469	1.20	%(3)	1.29	%(3)	(0.59	)%(3)	46	%(4)
4/1/10 to 3/31/11	14.12	(0.09)	3.80	3.71	—	—	—	3.71	17.83	26.27		1,519	1.20		1.32		(0.61)		81
4/1/09 to 3/31/10	8.87	(0.03)	5.28	5.25	—	—	—	5.25	14.12	59.19		1,332	1.20		1.34		(0.28)		104
4/1/08 to 3/31/09	14.80	(0.02)	(5.91)	(5.93)	—	—	—	(5.93)	8.87	(40.07)		765	1.20		1.35		(0.13)		93
11/1/07 to 3/31/08	17.99	(0.03)	(3.16)	(3.19)	—	—	—	(3.19)	14.80	(17.73	)(4)	1,472	1.40	(3)	1.50	(3)	(0.41	)(3)	27	(4)
9/13/07(7)to 10/31/07	17.25	(0.09)	0.83	0.74	—	—	—	0.74	17.99	4.29	(4)	2,086	1.09	(3)	1.09	(3)	(3.85	)(3)	77	(4)
Quality Large-Cap Value Fund
Class A
4/1/11 to 9/30/11(13)	$10.36	0.05	(1.56)	(1.51)	(0.06)	—	(0.06)	(1.57)	$8.79	(14.65	)%(4)	$34,836	1.35	%(3)	1.54	%(3)	1.09	%(3)	10	%(4)
4/1/10 to 3/31/11	9.18	0.09	1.21	1.30	(0.12)	—	(0.12)	1.18	10.36	14.40		44,331	1.35		1.58		0.96		29
4/1/09 to 3/31/10	6.32	0.10	2.87	2.97	(0.11)	—	(0.11)	2.86	9.18	47.40		43,612	1.35		1.52		1.22		165
4/1/08 to 3/31/09	10.51	0.10	(4.24)	(4.14)	(0.05)	—	(0.05)	(4.19)	6.32	(39.44)		44,283	1.35		1.46		1.16		140
7/1/07 to 3/31/08	13.67	0.04	(2.87)	(2.83)	(0.07)	(0.26)	(0.33)	(3.16)	10.51	(21.06	)(4)	90,476	1.52	(3)	1.55	(3)	0.45	(3)	103	(4)
7/1/06 to 6/30/07	11.20	0.06	2.86	2.92	(0.05)	(0.40)	(0.45)	2.47	13.67	26.71		50,788	1.41		1.60		0.46		101
7/29/05(7)to 6/30/06	10.00	0.07	1.17	1.24	(0.04)	—	(0.04)	1.20	11.20	12.41	(4)	3,292	1.40	(3)(6)	7.45	(3)	0.72	(3)	136	(4)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Net Asset	Net	Net		Dividends								Ratio of		Ratio of Gross Expenses		Ratio of Net
	Value,	Investment	Realized and	Total from	from Net	Distributions		Change in	Net Asset			Net Assets,	Net Expenses		to Average Net Assets		Investment Income		Portfolio
	Beginning	Income	Unrealized	Investment	Investment	from Net	Total	Net Asset	Value, End	Total		End of Period	to Average Net		(Before Waivers and		(Loss) to Average		Turnover
	of Period	(Loss)(2)	Gain (Loss)	Operations	Income	Realized Gains	Distributions	Value	of Period	Return(1)		(in thousands)	Assets(11)		Reimbursements)(11)		Net Assets		Rate
Quality Large-Cap Value Fund (Continued)
Class C
4/1/11 to 9/30/11(13)	$10.21	0.02	(1.55)	(1.53)	(0.02)	—	(0.02)	(1.55)	$8.66	(14.99	)%(4)	$3,003	2.10	%(3)	2.29	%(3)	0.34	%(3)	10	%(4)
4/1/10 to 3/31/11	9.05	0.02	1.20	1.22	(0.06)	—	(0.06)	1.16	10.21	13.56		3,819	2.10		2.33		0.20		29
4/1/09 to 3/31/10	6.24	0.04	2.82	2.86	(0.05)	—	(0.05)	2.81	9.05	46.15		3,925	2.10		2.28		0.48		165
4/1/08 to 3/31/09	10.40	0.03	(4.18)	(4.15)	(0.01)	—	(0.01)	(4.16)	6.24	(39.93)		2,997	2.10		2.20		0.33		140
7/1/07 to 3/31/08	13.60	(0.03)	(2.85)	(2.88)	(0.06)	(0.26)	(0.32)	(3.20)	10.40	(21.54	)(4)	8,950	2.27	(3)	2.31	(3)	(0.33	)(3)	103	(4)
7/1/06 to 6/30/07	11.18	(0.03)	2.85	2.82	— (5)	(0.40)	(0.40)	2.42	13.60	25.77		1,128	2.16		2.58		(0.22)		101
7/29/05(7) to 6/30/06	10.00	— (5)	1.19	1.19	(0.01)	—	(0.01)	1.18	11.18	11.85	(4)	183	2.15	(3)(6)	8.19	(3)	(0.05	)(3)	136	(4)
Class I
4/1/11 to 9/30/11(13)	$10.36	0.07	(1.57)	(1.50)	(0.07)	—	(0.07)	(1.57)	$8.79	(14.54	)%(4)	$1,270	1.10	%(3)	1.30	%(3)	1.37	%(3)	10	%(4)
4/1/10 to 3/31/11	9.18	0.12	1.20	1.32	(0.14)	—	(0.14)	1.18	10.36	14.67		522	1.10		1.33		1.27		29
4/1/09 to 3/31/10	6.32	0.14	2.85	2.99	(0.13)	—	(0.13)	2.86	9.18	47.74		343	1.10		1.29		1.67		165
6/6/08(7) to 3/31/09	11.04	0.11	(4.76)	(4.65)	(0.07)	—	(0.07)	(4.72)	6.32	(42.22	)(4)	58	1.10	(3)	1.25	(3)	1.68	(3)	140	(4)
Quality Small-Cap Fund
Class A
4/1/11 to 9/30/11(13)	$12.38	0.04	(1.68)	(1.64)	(0.05)	—	(0.05)	(1.69)	$10.69	(13.28	)%(4)	$88,523	1.42	%(3)(14)	1.37	%(3)(14)	0.59	%(3)	13	%(4)
4/1/10 to 3/31/11	9.98	0.16	2.38	2.54	(0.14)	—	(0.14)	2.40	12.38	25.72		105,975	1.48	(8)(10)	1.50		1.50		28
4/1/09 to 3/31/10	6.29	0.12	3.68	3.80	(0.11)	—	(0.11)	3.69	9.98	60.78		37,605	1.55		1.74		1.37		14
4/1/08 to 3/31/09	9.66	0.14	(3.37)	(3.23)	(0.14)	— (5)	(0.14)	(3.37)	6.29	(33.77)		23,355	1.45		1.84		1.81		15
9/1/07 to 3/31/08	11.74	0.11	(2.08)	(1.97)	(0.08)	(0.03)	(0.11)	(2.08)	9.66	(16.92	)(4)	12,422	1.47	(3)	1.63	(3)	1.68	(3)	0	(4)
9/1/06 to 8/31/07	10.05	0.25	1.51	1.76	(0.05)	(0.02)	(0.07)	1.69	11.74	17.51		8,506	1.40		2.19		2.14		17
6/28/06(7) to 8/31/06	10.00	0.03	0.02	0.05	—	—	—	0.05	10.05	0.50	(4)	101	1.40	(3)	26.39	(3)	1.82	(3)	7	(4)
Class C
4/1/11 to 9/30/11(13)	$12.36	(0.01)	(1.67)	(1.68)	(0.01)	—	(0.01)	(1.69)	$10.67	(13.62	)%(4)	$18,578	2.17	%(3)(14)	2.12	%(3)(14)	(0.17	)%(3)	13	%(4)
4/1/10 to 3/31/11	9.97	0.09	2.37	2.46	(0.07)	—	(0.07)	2.39	12.36	24.75		22,174	2.21	(8)(10)	2.22		0.83		28
4/1/09 to 3/31/10	6.28	0.05	3.69	3.74	(0.05)	—	(0.05)	3.69	9.97	59.74		3,407	2.30		2.48		0.64		14
4/1/08 to 3/31/09	9.65	0.07	(3.37)	(3.30)	(0.07)	— (5)	(0.07)	(3.37)	6.28	(34.30)		1,436	2.19	(8)	2.55		0.89		15
9/1/07 to 3/31/08	11.68	0.06	(2.06)	(2.00)	—	(0.03)	(0.03)	(2.03)	9.65	(17.25	)(4)	2,108	2.22	(3)	2.38	(3)	0.92	(3)	0	(4)
9/1/06 to 8/31/07	10.04	0.10	1.57	1.67	(0.01)	(0.02)	(0.03)	1.64	11.68	16.61		1,354	2.16		3.45		0.89		17
6/28/06(7) to 8/31/06	10.00	0.02	0.02	0.04	—	—	—	0.04	10.04	0.40	(4)	138	2.15	(3)	25.96	(3)	1.38	(3)	7	(4)
Class I
4/1/11 to 9/30/11(13)	$12.38	0.05	(1.67)	(1.62)	(0.07)	—	(0.07)	(1.69)	$10.69	(13.17	)%(4)	$129,484	1.17	%(3)(14)	1.12	%(3)(14)	0.85	%(3)	13	%(4)
4/1/10 to 3/31/11	9.99	0.18	2.38	2.56	(0.17)	—	(0.17)	2.39	12.38	25.89		143,333	1.23	(8)(10)	1.26		1.73		28
4/1/09 to 3/31/10	6.29	0.14	3.69	3.83	(0.13)	—	(0.13)	3.70	9.99	61.32		56,820	1.30		1.48		1.61		14
4/1/08 to 3/31/09	9.67	0.16	(3.38)	(3.22)	(0.16)	— (5)	(0.16)	(3.38)	6.29	(33.66)		33,496	1.19	(8)	1.55		1.95		15
9/1/07 to 3/31/08	11.76	0.13	(2.08)	(1.95)	(0.11)	(0.03)	(0.14)	(2.09)	9.67	(16.75	)(4)	46,717	1.25	(3)	1.42	(3)	2.07	(3)	0	(4)
9/1/06 to 8/31/07	10.06	0.21	1.57	1.78	(0.06)	(0.02)	(0.08)	1.70	11.76	17.74		10,691	1.15		2.54		1.82		17
6/28/06(7) to 8/31/06	10.00	0.07	(0.01)	0.06	—	—	—	0.06	10.06	0.60	(4)	1,070	1.15	(3)	21.32	(3)	3.85	(3)	7	(4)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Net Asset	Net	Net		Dividends									Ratio of		Ratio of Gross Expenses		Ratio of Net
	Value,	Investment	Realized and	Total from	from Net		Distributions		Change in	Net Asset			Net Assets,	Net Expenses		to Average Net Assets		Investment Income		Portfolio
	Beginning	Income	Unrealized	Investment	Investment		from Net	Total	Net Asset	Value, End	Total		End of Period	to Average Net		(Before Waivers and		(Loss) to Average		Turnover
	of Period	(Loss)(2)	Gain (Loss)	Operations	Income		Realized Gains	Distributions	Value	of Period	Return(1)		(in thousands)	Assets(11)		Reimbursements)(11)		Net Assets		Rate
Small-Cap Core Fund
Class A
4/1/11 to 9/30/11(13)	$18.82	0.01	(1.91)	(1.90)	(0.02)		(0.59)	(0.61)	(2.51)	$16.31	(10.53	)%(4)	$32,927	1.34	%(3)	1.34	%(3)	0.16	%(3)	7	%(4)
4/1/10 to 3/31/11	14.81	0.01	4.00	4.01	—		—	—	4.01	18.82	27.08		35,679	1.47	(10)	1.47		0.04		22
4/1/09 to 3/31/10	9.36	(0.04)	5.49	5.45	—		—	—	5.45	14.81	58.23		15,167	1.62		1.62		(0.32)		23
4/1/08 to 3/31/09	14.76	— (5)	(3.89)	(3.89)	—	(5)	(1.51)	(1.51)	(5.40)	9.36	(29.71)		10,339	1.59		1.59		(0.01)		95
1/01/08 to 3/31/08	17.31	(0.02)	(2.53)	(2.55)	—		—	—	(2.55)	14.76	(14.73	)(4)	20,204	1.66	(3)	1.66	(3)	(0.60	)(3)	8	(4)
1/1/07 to 12/31/07	19.46	(0.12)	0.10	(0.02)	—		(2.13)	(2.13)	(2.15)	17.31	(0.32)		25,534	1.45		1.45		(0.63)		18
1/1/06 to 12/31/06	21.15	(0.12)	2.52	2.40	—		(4.09)	(4.09)	(1.69)	19.46	11.70		33,383	1.47		1.47		(0.55)		26
Class C
4/1/11 to 9/30/11(13)	$17.40	(0.05)	(1.77)	(1.82)	—		(0.59)	(0.59)	(2.41)	$14.99	(10.84	)%(4)	$9,455	2.09	%(3)	2.09	%(3)	0.58	%(3)	7	%(4)
4/1/10 to 3/31/11	13.79	(0.11)	3.72	3.61	—		—	—	3.61	17.40	26.18		10,067	2.24	(10)	2.24		(0.74)		22
4/1/09 to 3/31/10	8.78	(0.13)	5.14	5.01	—		—	—	5.01	13.79	57.06		5,989	2.37		2.37		(1.06)		23
4/1/08 to 3/31/09	14.05	(0.09)	(3.67)	(3.76)	—	(5)	(1.51)	(1.51)	(5.27)	8.78	(30.33)		3,028	2.34		2.34		(0.79)		95
1/1/08 to 3/31/08	16.50	(0.05)	(2.40)	(2.45)	—		—	—	(2.45)	14.05	(14.85	)(4)	6,569	2.41	(3)	2.41	(3)	(1.35	)(3)	8	(4)
1/1/07 to 12/31/07	18.79	(0.26)	0.10	(0.16)	—		(2.13)	(2.13)	(2.29)	16.50	(1.09)		8,590	2.20		2.20		(1.38)		18
1/1/06 to 12/31/06	20.69	(0.28)	2.47	2.19	—		(4.09)	(4.09)	(1.90)	18.79	10.93		11,646	2.22		2.22		(1.30)		26
Class I
4/1/11 to 9/30/11(13)	$19.33	0.04	(1.97)	(1.93)	(0.05)		(0.59)	(0.64)	(2.57)	$16.76	(10.36	)%(4)	$95,063	1.09	%(3)	1.09	%(3)	0.41	%(3)	7	%(4)
4/1/10 to 3/31/11	15.17	0.06	4.10	4.16	—		—	—	4.16	19.33	27.42		108,117	1.22	(10)	1.22		0.37		22
4/1/09 to 3/31/10	9.56	(0.01)	5.62	5.61	—		—	—	5.61	15.17	58.68		31,810	1.37		1.37		(0.06)		23
4/1/08 to 3/31/09	15.02	0.03	(3.98)	(3.95)	—	(5)	(1.51)	(1.51)	(5.46)	9.56	(29.59)		17,881	1.34		1.34		0.22		95
1/1/08 to 3/31/08	17.60	(0.01)	(2.57)	(2.58)	—		—	—	(2.58)	15.02	(14.66	)(4)	32,655	1.41	(3)	1.41	(3)	(0.36	)(3)	8	(4)
1/1/07 to 12/31/07	19.70	(0.08)	0.11	0.03	—		(2.13)	(2.13)	(2.10)	17.60	(0.11)		42,525	1.20		1.20		(0.38)		18
1/1/06 to 12/31/06	21.31	(0.07)	2.55	2.48	—		(4.09)	(4.09)	(1.61)	19.70	12.05		64,361	1.22		1.22		(0.30)		26
Small-Cap Sustainable Growth Fund
Class A
4/1/11 to 9/30/11(13)	$11.03	(0.03)	(0.24)	(0.27)	—		—	—	(0.27)	$10.76	(2.45	)%(4)	$52,462	1.65	%(3)	1.73	%(3)	(0.59	)%(3)	25	%(4)
4/1/10 to 3/31/11	9.51	(0.02)	1.54	1.52	—		—	—	1.52	11.03	15.98		55,662	1.67	(10)	1.91		(0.17)		17
4/1/09 to 3/31/10	6.20	(0.06)	3.37	3.31	—		—	—	3.31	9.51	53.39		1,180	1.65		2.27		(0.77)		26
4/1/08 to 3/31/09	9.15	(0.08)	(2.87)	(2.95)	—		—	—	(2.95)	6.20	(32.24)		2,185	1.44	(8)	1.97		(0.87)		64
9/1/07 to 3/31/08	10.34	(0.07)	(1.12)	(1.19)	—		—	—	(1.19)	9.15	(11.51	)(4)	8,481	1.54	(3)	1.84	(3)	(1.12	)(3)	12	(4)
9/1/06 to 8/31/07	9.79	(0.10)	0.65	0.55	—		—	—	0.55	10.34	5.62		10,222	1.40		2.16		(0.96)		26
6/28/06(7)to 8/31/06	10.00	(0.01)	(0.20)	(0.21)	—		—	—	(0.21)	9.79	(2.10	)(4)	100	1.40	(3)	28.32	(3)	(0.87	)(3)	4	(4)
Class C
4/1/11 to 9/30/11(13)	$10.64	(0.07)	(0.23)	(0.30)	—		—	—	(0.30)	$10.34	(2.82	)%(4)	$5,446	2.40	%(3)	2.48	%(3)	(1.35	)%(3)	25	%(4)
4/1/10 to 3/31/11	9.24	(0.09)	1.49	1.40	—		—	—	1.40	10.64	15.15		5,981	2.42	(10)	2.67		(0.93)		17
4/1/09 to 3/31/10	6.06	(0.11)	3.29	3.18	—		—	—	3.18	9.24	52.48		359	2.40		3.18		(1.34)		26
4/1/08 to 3/31/09	9.03	(0.12)	(2.85)	(2.97)	—		—	—	(2.97)	6.06	(32.89)		165	2.22	(8)	2.72		(1.57)		64
9/1/07 to 3/31/08	10.25	(0.11)	(1.11)	(1.22)	—		—	—	(1.22)	9.03	(11.90	)(4)	181	2.29	(3)	2.60	(3)	(1.86	)(3)	12	(4)
9/1/06 to 8/31/07	9.77	(0.18)	0.66	0.48	—		—	—	0.48	10.25	4.81		174	2.15		4.31		(1.78)		26
6/28/06(7)to 8/31/06	10.00	(0.03)	(0.20)	(0.23)	—		—	—	(0.23)	9.77	(2.20	)(4)	98	2.15	(3)	29.09	(3)	(1.61	)(3)	4	(4)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Net Asset	Net	Net		Dividends								Ratio of		Ratio of Gross Expenses		Ratio of Net
	Value,	Investment	Realized and	Total from	from Net	Distributions		Change in	Net Asset			Net Assets,	Net Expenses		to Average Net Assets		Investment Income		Portfolio
	Beginning	Income	Unrealized	Investment	Investment	from Net	Total	Net Asset	Value, End	Total		End of Period	to Average Net		(Before Waivers and		(Loss) to Average		Turnover
	of Period	(Loss)(2)	Gain (Loss)	Operations	Income	Realized Gains	Distributions	Value	of Period	Return(1)		(in thousands)	Assets(11)		Reimbursements)(11)		Net Assets		Rate
Small-Cap Sustainable Growth Fund (Continued)
Class I
4/1/11 to 9/30/11(13)	$11.04	— (5)	(0.26)	(0.26)	—	—	—	(0.26)	$10.78	(2.36	)%(4)	$22,476	1.40	%(3)	1.46	%(3)	(0.07	)%(3)	25	%(4)
4/1/10 to 3/31/11	9.52	(0.01)	1.56	1.55	(0.03)	—	(0.03)	1.52	11.04	16.26		3,195	1.42	(10)	1.88		(0.05)		17
4/1/09 to 3/31/10	6.18	(0.04)	3.38	3.34	—	—	—	3.34	9.52	54.05		4,098	1.40		2.10		(0.49)		26
4/1/08 to 3/31/09	9.19	(0.04)	(2.97)	(3.01)	—	—	—	(3.01)	6.18	(32.75)		6,010	1.23	(8)	1.72		(0.55)		64
9/1/07 to 3/31/08	10.37	(0.05)	(1.13)	(1.18)	—	—	—	(1.18)	9.19	(11.38	)(4)	5,971	1.30	(3)	1.60	(3)	(0.88	)(3)	12	(4)
9/1/06 to 8/31/07	9.79	(0.08)	0.66	0.58	—	—	—	0.58	10.37	5.92		6,231	1.16		2.94		(0.77)		26
6/28/06(7)to 8/31/06	10.00	(0.01)	(0.20)	(0.21)	—	—	—	(0.21)	9.79	(2.10	)(4)	898	1.15	(3)	23.99	(3)	(0.61	)(3)	4	(4)
Strategic Growth Fund
Class A
4/1/11 to 9/30/11(13)	$9.79	(0.02)	(2.12)	(2.14)	—	—	—	(2.14)	$7.65	(21.86	)%(4)	$330,100	1.40	%(3)(12)	1.40	%(3)	(0.36	)%(3)	30	%(4)
4/1/10 to 3/31/11	8.48	(0.03)	1.71	1.68	—	(0.37)	(0.37)	1.31	9.79	20.90		447,994	1.44	(8)(12)	1.44		(0.34)		82
4/1/09 to 3/31/10	5.78	(0.02)	2.72	2.70	—	—	—	2.70	8.48	46.71		420,181	1.46		1.46		(0.31)		52
4/1/08 to 3/31/09	9.50	(0.03)	(3.69)	(3.72)	—	—	—	(3.72)	5.78	(39.16)		71,082	1.53		1.53		(0.43)		91
5/1/07 to 3/31/08	9.99	(0.05)	(0.44)	(0.49)	—	—	—	(0.49)	9.50	(4.90	)(4)	133,119	1.44	(3)	1.44	(3)	(0.53	)(3)	75	(4)
5/1/06 to 4/30/07	9.78	(0.06)	0.27	0.21	—	—	—	0.21	9.99	2.15		161,396	1.61		1.61		(0.61)		81
5/1/05 to 4/30/06	8.59	(0.06)	1.25	1.19	—	—	—	1.19	9.78	13.85		106,693	1.62		1.62		(0.66)		63
Class B
4/1/11 to 9/30/11(13)	$8.49	(0.04)	(1.84)	(1.88)	—	—	—	(1.88)	$6.61	(22.14	)%(4)	$4,207	2.15	%(3)(12)	2.15	%(3)	(1.11	)%(3)	30	%(4)
4/1/10 to 3/31/11	7.46	(0.08)	1.48	1.40	—	(0.37)	(0.37)	1.03	8.49	19.97		6,449	2.20	(8)(12)	2.20		(1.09)		82
4/1/09 to 3/31/10	5.12	(0.07)	2.41	2.34	—	—	—	2.34	7.46	45.70		8,067	2.21		2.21		(1.07)		52
4/1/08 to 3/31/09	8.48	(0.08)	(3.28)	(3.36)	—	—	—	(3.36)	5.12	(39.62)		2,374	2.27		2.27		(1.18)		91
5/1/07 to 3/31/08	8.98	(0.11)	(0.39)	(0.50)	—	—	—	(0.50)	8.48	(5.57	)(4)	6,242	2.19	(3)	2.19	(3)	(1.27	)(3)	75	(4)
5/1/06 to 4/30/07	8.86	(0.12)	0.24	0.12	—	—	—	0.12	8.98	1.35		9,932	2.36		2.36		(1.36)		81
5/1/05 to 4/30/06	7.84	(0.12)	1.14	1.02	—	—	—	1.02	8.86	13.01		7,885	2.37		2.37		(1.41)		63
Class C
4/1/11 to 9/30/11(13)	$8.50	(0.04)	(1.85)	(1.89)	—	—	—	(1.89)	$6.61	(22.24	)%(4)	$5,430	2.15	%(3)(12)	2.15	%(3)	(1.10	)%(3)	30	%(4)
4/1/10 to 3/31/11	7.46	(0.08)	1.49	1.41	—	(0.37)	(0.37)	1.04	8.50	20.11		7,507	2.20	(8)(12)	2.20		(1.09)		82
4/1/09 to 3/31/10	5.12	(0.07)	2.41	2.34	—	—	—	2.34	7.46	45.70		7,351	2.21		2.21		(1.08)		52
4/1/08 to 3/31/09	8.49	(0.08)	(3.29)	(3.37)	—	—	—	(3.37)	5.12	(39.69)		1,685	2.28		2.28		(1.18)		91
5/1/07 to 3/31/08	8.99	(0.11)	(0.39)	(0.50)	—	—	—	(0.50)	8.49	(5.56	)(4)	3,625	2.19	(3)	2.19	(3)	(1.27	)(3)	75	(4)
5/1/06 to 4/30/07	8.87	(0.11)	0.23	0.12	—	—	—	0.12	8.99	1.35		4,843	2.32		2.32		(1.30)		81
5/1/05 to 4/30/06	7.85	(0.12)	1.14	1.02	—	—	—	1.02	8.87	12.99		1,490	2.37		2.37		(1.42)		63
Class I
4/1/11 to 9/30/11(13)	$9.92	(0.01)	(2.16)	(2.17)	—	—	—	(2.17)	$7.75	(21.88	)%(4)	$3,505	1.15	%(3)(12)	1.15	%(3)	(1.11	)%(3)	30	%(4)
4/1/10 to 3/31/11	8.56	(0.01)	1.74	1.73	—	(0.37)	(0.37)	1.36	9.92	21.29		4,350	1.20	(8)(12)	1.19		(0.09)		82
4/1/09 to 3/31/10	5.82	(0.01)	2.75	2.74	—	—	—	2.74	8.56	47.08		3,802	1.22		1.22		(0.07)		52
4/1/08 to 3/31/09	9.54	(0.01)	(3.71)	(3.72)	—	—	—	(3.72)	5.82	(38.99)		3,127	1.28		1.28		(0.18)		91
5/1/07 to 3/31/08	10.01	(0.03)	(0.44)	(0.47)	—	—	—	(0.47)	9.54	(4.70	)(4)	5,689	1.19	(3)	1.19	(3)	(0.27	)(3)	75	(4)
9/29/06(7)to 4/30/07	9.26	(0.01)	0.76	0.75	—	—	—	0.75	10.01	8.10	(4)	7,208	1.27	(3)	1.27	(3)	(0.24	)(3)	81	(4)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Net Asset	Net	Net		Dividends								Ratio of		Ratio of Gross Expenses		Ratio of Net
	Value,	Investment	Realized and	Total from	from Net	Distributions		Change in	Net Asset			Net Assets,	Net Expenses		to Average Net Assets		Investment Income		Portfolio
	Beginning	Income	Unrealized	Investment	Investment	from Net	Total	Net Asset	Value, End	Total		End of Period	to Average Net		(Before Waivers and		(Loss) to Average		Turnover
	of Period	(Loss)(2)	Gain (Loss)	Operations	Income	Realized Gains	Distributions	Value	of Period	Return(1)		(in thousands)	Assets(11)		Reimbursements)(11)		Net Assets		Rate
Tactical Allocation Fund
Class A
4/1/11 to 9/30/11(13)	$9.08	0.07	(1.01)	(0.94)	(0.07)	—	(0.07)	(1.01)	$8.07	(10.39	)%(4)	$168,767	1.31	%(3)	1.31	%(3)	1.48	%(3)	46	%(4)
4/1/10 to 3/31/11	8.18	0.13	0.90	1.03	(0.13)	—	(0.13)	0.90	9.08	12.78		196,705	1.36		1.36		1.59		126
4/1/09 to 3/31/10	6.33	0.16	1.87	2.03	(0.18)	—	(0.18)	1.85	8.18	32.29		195,988	1.33		1.33		2.09		139
4/1/08 to 3/31/09	8.59	0.24	(2.18)	(1.94)	(0.26)	(0.06)	(0.32)	(2.26)	6.33	(23.17)		163,586	1.33		1.33		3.19		86
5/1/07 to 3/31/08	9.71	0.22	(0.48)	(0.26)	(0.23)	(0.63)	(0.86)	(1.12)	8.59	(3.08	)(4)	250,502	1.32	(3)	1.32	(3)	2.52	(3)	44	(4)
5/1/06 to 4/30/07	9.18	0.23	0.75	0.98	(0.24)	(0.21)	(0.45)	0.53	9.71	10.93		296,354	1.34		1.34		2.47		46
5/1/05 to 4/30/06	8.90	0.22	0.44	0.66	(0.24)	(0.14)	(0.38)	0.28	9.18	7.33		318,318	1.28		1.28		2.38		72

Class B
4/1/11 to 9/30/11(13)	$9.17	0.03	(1.01)	(0.98)	(0.04)	—	(0.04)	(1.02)	$8.15	(10.75	)%(4)	$1,185	2.06	%(3)	2.06	%(3)	0.72	%(3)	46	%(4)
4/1/10 to 3/31/11	8.26	0.07	0.91	0.98	(0.07)	—	(0.07)	0.91	9.17	11.94		1,697	2.11		2.11		0.85		126
4/1/09 to 3/31/10	6.39	0.10	1.89	1.99	(0.12)	—	(0.12)	1.87	8.26	31.34		1,961	2.08		2.08		1.35		139
4/1/08 to 3/31/09	8.65	0.18	(2.18)	(2.00)	(0.20)	(0.06)	(0.26)	(2.26)	6.39	(23.59)		2,217	2.08		2.08		2.38		86
5/1/07 to 3/31/08	9.77	0.15	(0.48)	(0.33)	(0.16)	(0.63)	(0.79)	(1.12)	8.65	(3.79	)(4)	4,820	2.06	(3)	2.06	(3)	1.76	(3)	44	(4)
5/1/06 to 4/30/07	9.23	0.16	0.76	0.92	(0.17)	(0.21)	(0.38)	0.54	9.77	10.04		7,059	2.08		2.08		1.73		46
5/1/05 to 4/30/06	8.95	0.15	0.44	0.59	(0.17)	(0.14)	(0.31)	0.28	9.23	6.58		10,997	2.03		2.03		1.62		72

Class C
4/1/11 to 9/30/11(13)	$9.25	0.03	(1.02)	(0.99)	(0.04)	—	(0.04)	(1.03)	$8.22	(10.77	)%(4)	$1,708	2.06	%(3)	2.06	%(3)	0.75	%(3)	46	%(4)
4/1/10 to 3/31/11	8.33	0.07	0.92	0.99	(0.07)	—	(0.07)	0.92	9.25	11.96		1,580	2.11		2.11		0.83		126
4/1/09 to 3/31/10	6.44	0.10	1.91	2.01	(0.12)	—	(0.12)	1.89	8.33	31.41		1,468	2.08		2.08		1.32		139
4/1/08 to 3/31/09	8.73	0.18	(2.21)	(2.03)	(0.20)	(0.06)	(0.26)	(2.29)	6.44	(23.72)		800	2.08		2.08		2.38		86
5/1/07 to 3/31/08	9.86	0.16	(0.50)	(0.34)	(0.16)	(0.63)	(0.79)	(1.13)	8.73	(3.85	)(4)	1,840	2.07	(3)	2.07	(3)	1.78	(3)	44	(4)
5/1/06 to 4/30/07	9.31	0.16	0.77	0.93	(0.17)	(0.21)	(0.38)	0.55	9.86	10.06		1,652	2.09		2.09		1.72		46
5/1/05 to 4/30/06	9.02	0.15	0.45	0.60	(0.17)	(0.14)	(0.31)	0.29	9.31	6.64		1,888	2.03		2.03		1.63		72
Footnote Legend:

(1)	Sales charges, where applicable, are not reflected in the total return calculation.

(2)	Computed using average shares outstanding.

(3)	Annualized.

(4)	Not annualized.

(5)	Amount is less than $0.005.

(6)	For the Quality Large-Cap Value Fund, the ratio of net expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.05% lower than the ratio shown in the table.

(7)	Inception date.

(8)	Represents a blended ratio.

(9)	For the Growth & Income Fund, the ratio of net expenses to average net assets includes the effect of $265 (reported in 000’s) reimbursement of extraordinary legal expenses incurred during the fiscal years ended March 31, 2008 and August 31, 2007, along with an additional $96 (reported in 000’s) of extraordinary expenses incurred in the fiscal period ended March 31, 2010. If excluded, the net expense ratios for the period ended March 31, 2010 would have been as follows: Class A 1.25%, Class B 2.00%, Class C 2.00%, Class I 1.00%.

(10)	Net expense ratio includes extraordinary expenses.

(11)	For Funds which may invest in other funds the annualized expense ratios do not reflect the fees and expenses associated with the underlying funds.

(12)	The Fund is currently under its expense limitation.

(13)	Unaudited.

(14)	See Note 3C in the Notes to Financial Statements for information on recapture of expenses previously waived.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2011 (Unaudited)
1.	Organization Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

As of the date of this report, 11 funds are offered for sale, of which nine are reported in this semiannual report. The Funds have the following investment objectives:

Investment Objective
To seek to provide:
Growth & Income Fund	Capital appreciation and current income
Mid-Cap Core Fund	Long-term capital appreciation
Mid-Cap Growth Fund	Capital appreciation
Quality Large-Cap Value Fund	Long-term capital appreciation
Quality Small-Cap Fund	Long-term capital appreciation
Small-Cap Core Fund	Long-term capital appreciation with dividend income a secondary consideration
Small-Cap Sustainable Growth Fund	Long-term capital appreciation
Strategic Growth Fund	Long-term capital growth
Tactical Allocation Fund	Capital appreciation and income
All Funds offer Class A and Class C shares. All Funds with the exception of the Tactical Allocation Fund offer Class I shares. Class B shares are no longer available for purchase by new or existing shareholders, except for existing shareholders through Qualifying Transactions (for more information regarding Qualifying Transactions refer to the prospectus).

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares are sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% CDSC if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

Effective January 1, 2011, Virtus Mutual Funds impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved 12b-1 and shareholder service plan and has exclusive voting rights with respect to this plan. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.
2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Securities valuation:

Security valuation procedures for the Funds have been approved by the Board. All internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Board.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)
A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these foreign markets. In such cases the Funds fair value foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, Financial Futures, ETFs, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain Foreign Common Stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security transactions and related income:

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income taxes:

Each Fund is treated as a separate taxable entity. It is the intent of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2011, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2008 forward (with limited exceptions).

D.	Distributions to shareholders:

Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses:

Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately used.

F.	Foreign currency translation:

Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
G.	Loan agreements:

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower.

The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due. At September 30, 2011, the Funds only hold assignment loans.

H.	Securities lending:

Certain Funds may loan securities to qualified brokers through an agreement with BNY Mellon Investment Servicing Trust Company. Under the terms of the agreement, each such Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government and its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by BNY Mellon Investment Servicing Trust Company for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

At September 30, 2011, the following funds had securities on loan ($ reported in thousands):

	Market Value	Cash Collateral
Growth & Income Fund	$5,413	$5,759
Mid-Cap Core Fund	56	60
Mid-Cap Growth Fund	1,618	1,732
Quality Large-Cap Value Fund	727	765
Quality Small-Cap Fund	29,619	30,705
Small-Cap Core Fund	11,433	12,116
Small-Cap Sustainable Growth Fund	9,235	9,785
Strategic Growth Fund	10,424	11,030
Tactical Allocation Fund	7,092	7,419
3. Investment Advisory Fee and Related Party Transactions
    ($ reported in thousands except as noted)

A. Adviser:
Virtus Investment Advisers, Inc. (“VIA,” the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Trust.

For managing, or directing the management of, the investments of each Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Quality Small-Cap Fund	0.70%
Small-Cap Core Fund	0.75%

	First $1 billion	$1+ billion through $2 billion	$2+ billion
Growth & Income Fund	0.75%	0.70%	0.65%
Mid-Cap Core Fund	0.80%	0.75%	0.70%
Quality Large-Cap Value Fund	0.75%	0.70%	0.65%
Strategic Growth Fund	0.70%	0.65%	0.60%
Tactical Allocation Fund	0.70%	0.65%	0.60%

	First $400 million	$400+ million through $1 billion	$1+ billion
Small-Cap Sustainable Growth	0.90%	0.85%	0.80%

	First $500 million		Over $500 million
Mid-Cap Growth Fund	0.80%		0.70%
The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
B. Subadviser:
A subadviser manages the investments of a Fund for which they are paid a fee by the Adviser. The subadvisers with respect to the Funds are as follows:

Fund	Subadviser
Growth & Income Fund	EA*(4)
Mid-Cap Core Fund	KAR*(2)
Mid-Cap Growth Fund	HIM(1)
Quality Large-Cap Value Fund	KAR*(2)
Quality Small-Cap Fund	KAR*(2)

Fund	Subadviser
Small-Cap Core Fund	KAR*(2)
Small-Cap Sustainable Growth Fund	KAR*(2)
Strategic Growth Fund	KAR*(2)(5)
Tactical Allocation Fund (Fixed Income Portfolio)	Newfleet*(3)
Tactical Allocation Fund (Equity Portfolio)	EA*(4)

(1)	Harris Investment Management, Inc. (a subsidiary of Bank of Montreal, a minority investor in Virtus)

(2)	Kayne Anderson Rudnick Investment Management, LLC

(3)	Newfleet Asset Management LLC (formerly known as SCM Advisors LLC)

(4)	Euclid Advisors LLC (Effective September 30, 2011)

(5)	Effective September 30, 2011 prior to that the Fund was subadvised by Newfleet

*	An affiliate of Virtus
C.	Expense Limits and Fee Waivers:

The Adviser has voluntarily agreed to limit total Fund operating expenses (excluding interest, taxes, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed the following percentages of the average annual net asset values for the following Funds. The voluntary agreement may be discontinued with respect to any and all Funds at any time.

	Class A	Class B	Class C	Class I
Growth & Income Fund	1.25%	2.00%	2.00%	1.00%
Mid-Cap Core Fund	1.35%	N/A	2.10%	1.10%
Mid-Cap Growth Fund	1.45%	2.20%	2.20%	1.20%
Quality Large-Cap Value Fund	1.35%	N/A	2.10%	1.10%
Quality Small-Cap Fund	1.42%	N/A	2.17%	1.17%
Small-Cap Sustainable Growth Fund	1.65%	N/A	2.40%	1.40%
Strategic Growth Fund	1.47%	2.22%	2.22%	1.22%
The Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the end of the fiscal year shown below ($ reported in thousands):

	Expiration Date
	2012	2013	2014	Total
Growth & Income Fund	$347	$311	$332	$990
Mid-Cap Core Fund	—	73	72	145
Mid-Cap Growth Fund	136	110	109	355
Quality Large-Cap Value Fund	79	85	106	270
Quality Small-Cap Fund*	244	152	47	443
Small-Cap Sustainable Growth Fund	73	51	121	245

*	Adviser is currently recapturing previously waived or reimbursed expenses.
D.	Distributor:

($ reported in thousands)

As the distributor of each Fund’s shares, VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, has advised the Funds that for the six-month period ended September 30, 2011, it retained Class A net commissions of $49; Class B deferred sales charges of $6; and Class C deferred sales charges of $2.

In addition, each Fund pays VP Distributors distribution and/or service fees under a Board-approved 12b-1 and shareholder service plan, at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class. Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges of share classes with CDSC, the CDSC schedule of the original shares purchased continues to apply.

E.	Administration and Transfer Agent Services: ($ reported in thousands)

VP Distributors serves as the Administrator to the Trust. For the period ended September 30, 2011, VP Distributors received administration fees totaling $683 which are included in the Statement of Operations. A portion of these fees is paid to an outside entity that also provides services to the Fund.

VP Distributors also serves as the Trust’s transfer agent. For the period ended September 30, 2011, VP Distributors received transfer agent fees totaling $1,052 which are included in the Statements of Operations. A portion of these fees is paid to outside entities that also provide services to the Funds.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
F.	Affiliated Shareholders: ($ reported in thousands except shares)

At September 30, 2011, Virtus, its affiliates, and the retirement plans of Virtus and its affiliates, held shares of the Funds, which may be redeemed at any time, and which aggregated as follows:

		Aggregate
	Shares	Net Assets
Mid-Cap Core Fund
Class A	10,291	$130
Class C	10,264	128
Class I	10,318	131
Quality Small-Cap Fund
Class A	21,516	230
Class I	133,662	1,429
Small-Cap Core Fund
Class A	8,761	143
Class I	252,023	4,224
4.	Purchases and Sales of Securities ($ reported in thousands)

Purchases and sales of investment securities (excluding U.S. Government and agency securities, short-term securities and forward currency contracts) during the period ended September 30, 2011, were as follows:

	Purchases	Sales
Growth & Income Fund	$24,704	$33,010
Mid-Cap Core Fund	1,040	344
Mid-Cap Growth Fund	40,942	44,391
Quality Large-Cap Value Fund	4,374	7,241
Quality Small-Cap Fund	41,257	33,448
Small-Cap Core Fund	17,101	10,367
Small-Cap Sustainable Growth Fund	32,942	17,231
Strategic Growth Fund	127,611	154,656
Tactical Allocation Fund	57,138	63,775
The Tactical Allocation Fund had purchases of $29,290 and sales of $32,379 of long-term U.S. Government and agency securities during the period ended September 30, 2011.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2011
5.	Capital Share Transactions (reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Growth & Income Fund				Mid-Cap Core Fund
	Six Months Ended				Six Months Ended
	September 30, 2011		Year Ended		September 30, 2011			Year Ended
	(Unaudited)		March 31, 2011		(Unaudited)			March 31, 2011
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES		AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	91	$1,507	248	$3,765	2		$35	18		$243
Reinvestment of distributions	9	143	39	533	—	(1)	2	1		8
Shares repurchased	(460)	(7,493)	(1,656)	(23,776)	(1)		(13)	(1)		(14)

Net Increase/(Decrease)	(360)	$(5,843)	(1,369)	$(19,478)	1		$24	18		$237

Class B
Sale of shares	—	$—	1	$18	—		$—	—		$—
Reinvestment of distributions	—	—	1	9	—		—	—		—
Shares repurchased	(43)	(682)	(151)	(2,129)	—		—	—		—

Net Increase/(Decrease)	(43)	$(682)	(149)	$(2,102)	—		$—	—		$—

Class C
Sale of shares	18	$287	41	$594	—	(1)	$4	3		$37
Reinvestment of distributions	—	—	4	56	—	(1)	— (1)	—	(1)	2
Shares repurchased	(128)	(2,011)	(376)	(5,271)	—	(1)	(4)	—	(1)	—	(1)

Net Increase/(Decrease)	(110)	$(1,724)	(331)	$(4,621)	—		$—	3		$39

Class I
Sale of shares	85	$1,339	11	$167	55		$817	27		$387
Reinvestment of distributions	1	17	4	51	—	(1)	3	—	(1)	3
Shares repurchased	(22)	(356)	(307)	(4,360)	(12)		(163)	—		—

Net Increase/(Decrease)	64	$1,000	(292)	$(4,142)	43		$657	27		$390

	Mid-Cap Growth Fund				Quality Large-Cap Value Fund
	Six Months Ended				Six Months Ended
	September 30, 2011		Year Ended		September 30, 2011		Year Ended
	(Unaudited)		March 31, 2011		(Unaudited)		March 31, 2011
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	175	$2,635	272	$3,991	72	$706	178	$1,650
Reinvestment of distributions	—	—	—	—	19	188	48	426
Shares repurchased	(354)	(5,936)	(919)	(13,657)	(408)	(4,091)	(697)	(6,497)

Net Increase/(Decrease)	(179)	$(3,301)	(647)	$(9,666)	(317)	$(3,197)	(471)	$(4,421)

Class B
Sale of shares	23	$296	13	$157	—	$—	—	$—
Shares repurchased	(25)	(357)	(139)	(1,792)	—	—	—	—

Net Increase/(Decrease)	(2)	$(61)	(126)	$(1,635)	—	$—	—	$—

Class C
Sale of shares	2	$32	20	$261	14	$136	24	$225
Reinvestment of distributions	—	—	—	—	1	6	2	15
Shares repurchased	(17)	(246)	(58)	(737)	(42)	(417)	(85)	(795)

Net Increase/(Decrease)	(15)	$(214)	(38)	$(476)	(27)	$(275)	(59)	$(555)

Class I
Sale of shares	27	$490	5	$79	96	$985	34	$345
Reinvestment of distributions	—	—	—	—	1	10	— (1)	4
Shares repurchased	(3)	(51)	(14)	(216)	(2)	(25)	(22)	(204)

Net Increase/(Decrease)	24	$439	(9)	$(137)	95	$970	12	$145

(1) Amount less than 500.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2011

	Quality Small-Cap Fund				Small-Cap Core Fund
	Six Months Ended				Six Months Ended
	September 30, 2011		Year Ended		September 30, 2011		Year Ended
	(Unaudited)		March 31, 2011		(Unaudited)		March 31, 2011
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	677	$8,044	1,074	$11,240	343	$6,258	717		$11,554
Reinvestment of distributions	34	415	80	883	60	1,104	—		—
Plans of Reorganization (Note 10)	—	—	5,563	53,432	—	—	554		7,966
Conversion of Class B
Shares to Class A Shares (Note 10B)	—	—	—	—	—	—	47		684
Shares repurchased	(990)	(11,840)	(1,922)	(20,141)	(280)	(5,059)	(446)		(7,015)

Net Increase/(Decrease)	(279)	$(3,381)	4,795	$45,414	123	$2,303	872		$13,189

Class B
Sale of shares	—	$—	—	$—	—	$—	—	(1)	$— (1)
Conversion of Class B
Shares to Class A Shares (Note 10B)	—	—	—	—	—	—	(51)		(684)
Shares repurchased	—	—	—	—	—	—	(6)		(84)

Net Increase/(Decrease)	—	$—	—	$—	—	$—	(57)		$(768)

Class C
Sale of shares	101	$1,229	137	$1,526	92	$1,532	174		$2,583
Reinvestment of distributions	1	12	7	81	18	298	—		—
Plans of Reorganization (Note 10)	—	—	1,587	15,255	—	—	47		623
Shares repurchased	(155)	(1,884)	(279)	(2,957)	(57)	(938)	(76)		(1,107)

Net Increase/(Decrease)	(53)	$(643)	1,452	$13,905	53	$892	145		$2,099

Class I
Sale of shares	1,882	$22,589	3,574	$36,831	656	$12,306	951		$15,505
Reinvestment of distributions	53	658	117	1,268	171	3,224	—		—
Plans of Reorganization (Note 10)	—	—	4,935	47,396	—	—	3,951		58,273
Shares repurchased	(1,403)	(16,680)	(2,740)	(29,255)	(747)	(13,462)	(1,406)		(22,924)

Net Increase/(Decrease)	532	$6,567	5,886	$56,240	80	$2,068	3,496		$50,854

	Small-Cap Sustainable Growth Fund				Strategic Growth Fund
	Six Months Ended				Six Months Ended
	September 30, 2011		Year Ended		September 30, 2011		Year Ended
	(Unaudited)		March 31, 2011		(Unaudited)		March 31, 2011
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	243	$3,594	121	$1,180	289	$2,663	949	$8,023
Reinvestment of distributions	—	—	—	—	—	—	1,965	15,326
Plans of Reorganization (Note 10)	—	—	5,794	52,387	—	—	—	—
Shares repurchased	(414)	(4,790)	(994)	(9,372)	(2,879)	(26,319)	(6,725)	(56,348)

Net Increase/(Decrease)	171	$(1,196)	4,921	$44,195	(2,590)	(23,656)	(3,811)	$(32,999)

Class B
Sale of shares	—	$—	—	$—	6	$52	6	$43
Reinvestment of distributions	—	—	—	—	—	—	47	321
Plans of Reorganization (Note 10)	—	—	—	—	—	—	—	—
Shares repurchased	—	—	—	—	(129)	(1,041)	(375)	(2,795)

Net Increase/(Decrease)	—	$—	—	$—	(123)	$(989)	(322)	$(2,431)

(1)	Amount less than 500.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2011

	Small-Cap Sustainable Growth Fund (continued)				Strategic Growth Fund (continued)
	Six Months Ended				Six Months Ended
	September 30, 2011		Year Ended		September 30, 2011		Year Ended
	(Unaudited)		March 31, 2011		(Unaudited)		March 31, 2011
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Sale of shares	50	$639	7	$66	11	$90	41	$301
Reinvestment of distributions	—	—	—	—	—	—	34	233
Plans of Reorganization (Note 10)	—	—	628	5,509	—	—	—	—
Shares repurchased	(85)	(927)	(112)	(1,032)	(73)	(563)	(177)	(1,314)

Net Increase/(Decrease)	(35)	$(288)	523	$4,543	(62)	$(473)	(102)	$(780)

Class I
Sale of shares	1,850	$21,724	16	$158	31	$294	30	$257
Reinvestment of distributions	—	—	1	8	—	—	19	148
Shares repurchased	(55)	(616)	(158)	(1,510)	(18)	(161)	(54)	(465)

Net Increase/(Decrease)	1,795	$21,108	(141)	$(1,344)	13	$133	(5)	$(60)

	Tactical Allocation Fund
	Six Months Ended
	September 30, 2011		Year Ended
	(Unaudited)		March 31, 2011
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	219	$1,937	368	$3,074
Reinvestment of distributions	144	1,216	295	2,429
Shares repurchased	(1,108)	(9,857)	(2,951)	(24,480)

Net Increase/(Decrease)	(745)	$(6,704)	(2,288)	$(18,977)

Class B
Sale of shares	3	$23	25	$213
Reinvestment of distributions	1	5	2	13
Shares repurchased	(43)	(386)	(79)	(655)

Net Increase/(Decrease)	(39)	$(358)	(52)	$(429)

Class C
Sale of shares	58	$528	36	$318
Reinvestment of distributions	1	6	1	9
Shares repurchased	(22)	(192)	(42)	(353)

Net Increase/(Decrease)	37	$342	(5)	$(26)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
6.	10% Shareholders

At September 30, 2011, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which in each case individually amounted to more than 10% of the total shares outstanding of the Funds as detailed below.

	% of Shares	Number of Accounts
Quality Small-Cap Fund	22	2
Small-Cap Core Fund	36	2
7.	Indemnifications

Under the Funds’ organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.
8.	Federal Income Tax Information ($ reported in thousands)

At September 30, 2011, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund noted below were as follows:

				Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Growth & Income Fund	$90,635	$19,469	$(7,200)	$12,269
Mid-Cap Core Fund	1,925	99	(158)	(59)
Mid-Cap Growth Fund	75,952	7,980	(11,180)	(3,200)
Quality Large-Cap Value Fund	37,232	4,361	(2,027)	2,334
Quality Small-Cap Fund	238,091	40,684	(11,953)	28,731
Small-Cap Core Fund	130,111	23,863	(4,599)	19,264
Small-Cap Sustainable Growth Fund	84,747	7,586	(3,099)	4,487
Strategic Growth Fund	326,625	56,976	(28,740)	28,236
Tactical Allocation Fund	166,227	19,832	(8,826)	11,006
The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

	Expiration Year
	2011	2012	2014	2015	2016	2017	2018	Total
Growth & Income Fund	$—	$2,953	$—	$—	$—	$6,191	$27,247	$36,391
Mid-Cap Growth Fund	—	—	—	—	—	1,598	25,590	27,188
Quality Large-Cap Value Fund	—	—	—	—	—	23,879	8,385	32,264
Quality Small-Cap Fund	—	—	—	—	2,664	32,147	15,437	50,248
Small-Cap Core Fund	—	—	—	—	—	16,087	—	16,087
Small-Cap Sustainable Growth Fund	—	—	—	—	—	13,201	2,246	15,447
Strategic Growth Fund	—	—	—	—	10,935	78,220	10,518	99,673
Tactical Allocation Fund	—	—	—	—	—	—	14,798	14,798
The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers. The Growth & Income Fund’s, the Quality Large-Cap Value Fund’s, Quality Small-Cap Fund’s, Small-Cap Core Fund’s, Small-Cap Sustainable Growth Fund’s and the Strategic Growth Fund’s amounts include losses acquired in connection with prior year mergers. Utilization of these capital loss carryovers is subject to annual limitations.
9.	Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

At September 30, 2011, the Funds listed held securities issued by various companies in specific sectors as detailed below:

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)

		Percentage of Total
Fund	Sector	Investments
Strategic Growth Fund	Information Technology	34%
10.	Plans of Reorganization
(All amounts except for the per share amounts are reported in thousands)

A. On February 25, 2010, the Board of Trustees of the Virtus Equity Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to the Small-Cap Growth Fund (the “Merged Fund”) and the Small-Cap Sustainable Growth Fund (the “Acquiring Fund”), which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to eliminate the offering of overlapping Funds with similar investment objectives and similar investment strategies within the Virtus Mutual Fund Complex, while simultaneously creating economies of scale for the surviving Funds that were intended to lower Fund expenses. For financial reporting purposes, assets received and shares issued by the Virtus Small-Cap Sustainable Growth Fund were recorded at fair value; however, the cost basis of the investments received from the Virtus Small-Cap Growth Fund was carried forward to align ongoing reporting of the Virtus Small-Cap Sustainable Growth Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The acquisition was accomplished by a tax-free exchange of shares on June 25, 2010. The share transactions associated with the merger are shown in Note 5 as Plan of Reorganization:

	June 25, 2010		June 25, 2010	Merged Fund
	Shares	Acquiring	Shares	Net Asset Value of
Merged Fund	Outstanding	Fund	Converted	Converted Shares
Virtus Small-Cap		Virtus Small-Cap
Growth Fund		Sustainable Growth Fund
Class		Class
A	1,988	A	5,794	$52,387
C	232	C	628	5,509

The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

Merged Fund	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Fund	Net Assets
Virtus Small-Cap			Virtus Small-Cap
Growth Fund	$57,896	$7,351	Sustainable Growth Fund	$4,777
Assuming the acquisition had been completed on April 1, 2010, the Virtus Small-Cap Sustainable Growth Fund results of operations for the year ended March 31, 2011, would have been as follows:

Net investment income (loss)	$(378	)(a)
Net gain (loss) on investments	23,095	(b)

Net increase (decrease) in assets from operations	$22,717

(a)	$(111), as reported in the Statement of Operations, plus $(267) Net Investment Income from Virtus Small-Cap Growth Fund pre-merger.

(b)	$11,926, as reported in the Statement of Operations, plus $11,169 Net Realized and Unrealized Gain (Loss) on Investments from Virtus Small-Cap Growth Fund pre-merger.
Because both Virtus Small-Cap Growth Fund and Virtus Small-Cap Sustainable Growth Fund sold and redeemed shares throughout the period, providing pro-forma information on a per-share basis is not feasible.

Because the combined Funds have been managed as an integrated single Fund since the completion date it is also not feasible to separate the income/(losses) and gains/(losses) of the merged Virtus Small-Cap Growth Fund that have been included in the acquired Virtus Small-Cap Sustainable Growth Fund’s Statement of Operations since June 25, 2010.
B.	On February 25, 2010, the Board of Trustees of the Virtus Equity Trust also approved an Agreement and Plan of Reorganization (the “Plan”) with respect to the Disciplined Small-Cap Opportunities Fund (the “Merged Fund”) and the Small-Cap Core Fund (the “Acquiring Fund”), which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to eliminate the offering of overlapping Funds with similar investment objectives and similar investment strategies within the Virtus Mutual Fund Complex, while simultaneously creating economies of scale for the surviving Funds that were intended to lower Fund expenses. For financial reporting purposes, assets received and shares issued by the Virtus Small-Cap Core Fund were recorded at fair value; however, the cost basis of the investments received from the Virtus Disciplined Small-Cap Opportunities Fund was carried forward to align ongoing reporting of the Virtus Small-Cap Core Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
On June 14, 2010, Class B shares were converted to Class A shares. The acquisition was accomplished by a tax-free exchange of shares on June 25, 2010. The share transactions associated with the merger are shown in Note 5 as Plan of Reorganization:

						Merged Fund
						Net Asset
		June 25, 2010			June 25, 2010	Value of
		Shares	Acquiring		Shares	Converted
Merged Fund		Outstanding	Fund		Converted	Shares
Virtus Disciplined			Virtus Small-Cap
Small-Cap			Core Fund
Opportunities Fund
	Class			Class
	A	816		A	554	$7,966
	C	66		C	47	623
	I	5,608		I	3,951	58,273
The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

Unrealized
	Net	Appreciation	Acquiring	Net
Merged Fund	Assets	(Depreciation)	Fund	Assets
Virtus Disciplined			Virtus Small-Cap
Small-Cap			Core Fund
Opportunities Fund	$66,862	$7,012		$52,134
Assuming the acquisition had been completed on April 1, 2010, the Virtus Small-Cap Core Fund results of operations for the year ended March 31, 2011, would have been as follows:

Net investment income (loss)	$116	(a)
Net gain (loss) on investments	44,750	(b)

Net increase (decrease) in assets from operations	$44,866

(a)	$252, as reported in the Statement of Operations, plus $(136) Net Investment Income from Virtus Disciplined Small-Cap Opportunities Fund pre-merger.

(b)	$34,489, as reported in the Statement of Operations, plus $10,261 Net Realized and Unrealized Gain (Loss) on Investments from Virtus Disciplined Small-Cap Opportunities Fund pre-merger.
Because both Virtus Disciplined Small-Cap Opportunities Fund and Virtus Small-Cap Core Fund sold and redeemed shares throughout the period, providing pro-forma information on a per-share basis is not feasible.
Because the combined Funds have been managed as an integrated single Fund since the completion date it is also not feasible to separate the income/(losses) and gains/(losses) of the merged Virtus Disciplined Small-Cap Opportunities Fund that have been included in the acquired Virtus Small-Cap Core Fund’s Statement of Operations since June 25, 2010.
C.	On February 25, 2010, the Board of Trustees of the Virtus Equity Trust also approved an Agreement and Plan of Reorganization (the “Plan”) with respect to the Disciplined Small-Cap Value Fund (the “Merged Fund”) and the Quality Small-Cap Fund (the “Acquiring Fund”), which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to eliminate the offering of overlapping Funds with similar investment objectives and similar investment strategies within the Virtus Mutual Fund Complex, while simultaneously creating economies of scale for the surviving Funds that were intended to lower Fund expenses. For financial reporting purposes, assets received and shares issued by the Virtus Quality Small-Cap Fund were recorded at fair value; however, the cost basis of the investments received from the Virtus Disciplined Small-Cap Value Fund was carried forward to align ongoing reporting of the Virtus Quality Small-Cap Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The acquisition was accomplished by a tax-free exchange of shares on June 25, 2010. The share transactions associated with the merger are shown in Note 5 as Plan of Reorganization:

						Merged Fund
						Net Asset
		June 25, 2010			June 25, 2010	Value of
		Shares	Acquiring		Shares	Converted
Merged Fund		Outstanding	Fund		Converted	Shares
Virtus Disciplined			Virtus Quality
Small-Cap			Small-Cap Fund
Value Fund
	Class			Class
	A	2,092		A	5,563	$53,432
	C	615		C	1,587	15,255
	I	1,830		I	4,935	47,396
The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)

Unrealized
	Net	Appreciation	Acquiring	Net
Merged Fund	Assets	(Depreciation)	Fund	Assets
Virtus Disciplined			Virtus Quality
Small-Cap			Small-Cap Fund
Value Fund	$116,083	$14,175		$95,224
Assuming the acquisition had been completed on April 1, 2010, the Virtus Quality Small-Cap Fund results of operations for the year ended March 31, 2011, would have been as follows:

Net investment income (loss)	$3,244	(a)
Net gain (loss) on investments	80,010	(b)

Net increase (decrease) in assets from operations	$83,254

(a)	$3,206, as reported in the Statement of Operations, plus $38 Net Investment Income from Virtus Disciplined Small-Cap Value Fund pre-merger.

(b)	$57,504, as reported in the Statement of Operations, plus $22,506 Net Realized and Unrealized Gain (Loss) on Investments from Virtus Disciplined Small-Cap Value Fund pre-merger.
Because both Virtus Disciplined Small-Cap Value Fund and Virtus Quality Small-Cap Fund sold and redeemed shares throughout the period, providing pro-forma information on a per-share basis is not feasible.
Because the combined Funds have been managed as an integrated single Fund since the completion date it is also not feasible to separate the income/(losses) and gains/(losses) of the merged Virtus Disciplined Small-Cap Value Fund that have been included in the acquired Virtus Quality Small-Cap Fund’s Statement of Operations since June 25, 2010.
11. Recent Accounting Pronouncement
In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements and the valuation processes used by the reporting entity categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.
12. Subsequent Event Evaluations
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the financial statements.
Effective November 7, 2011, securities lending was suspended on all Virtus funds.

CONSIDERATION OF SUBADVISORY AGREEMENT FOR
VIRTUS GROWTH & INCOME FUND BY THE BOARD OF TRUSTEES
(Unaudited)
The Board of Trustees (the “Board”) of Virtus Equity Trust (the “Trust”), including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, last renewed the investment advisory agreement between Virtus Investment Advisers, Inc. (the “Adviser” or “VIA”) and the Trust, with respect to the Virtus Growth & Income Fund (the “Fund”) and certain other funds of the Trust (the “Advisory Agreement”), at an in-person meeting held on November 16-18, 2010. At an in-person Board meeting held on August 24-26, 2011, Fund Management recommended that Euclid Advisors LLC (“Euclid” or the “Subadviser”) be appointed as subadviser to the Fund and that the Adviser enter into a new subadvisory agreement with Euclid (the “Subadvisory Agreement”). VIA will remain as investment adviser to the Fund. The portfolio managers and advisory services to the Fund will not change. Although VIA is the investment adviser to each Virtus Mutual Fund, in most cases a sub-adviser performs the day-to-day investment management. The appointment of Euclid continues this Virtus model. The Board considered and approved the Subadvisory Agreement for the Fund with Euclid, as further discussed below.
In evaluating the proposal to appoint Euclid, the Board requested and evaluated information provided by the Adviser and Euclid which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether addition of the subadviser would be in the best interests of the Fund and its shareholders. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the portfolio management team. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.
The Independent Trustees were separately advised by independent legal counsel throughout the process. The Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Trustees considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.
Basis for the Board’s Recommendation
In making its determination with respect to the Subadvisory Agreement, the Trustees considered various factors, including:
•	Nature, extent, and quality of the services to be provided by the Subadviser. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by the Subadviser concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees noted that the portfolio management team would not change, and that the Subadviser would provide portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Trustees reviewed biographical information for the portfolio manager who would continue to provide services under the Subadvisory Agreement and noted the breadth and depth of experience presented. In considering the approval of the Subadvisory Agreement, the Trustees considered the Subadviser’s investment management process, including (a) the experience, capability and integrity of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial position of the Subadviser; (c) the quality and commitment of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices. The Board concluded that the nature, extent and quality of the services to be provided by the Subadviser to the Fund were reasonable;

•	Investment Performance. The Board considered the performance of the Fund relative to its benchmark and comparable funds. The Board took into account that the same portfolio management team that currently managed the Fund would continue to do so under the Subadvisory Agreement. The Board concluded that the performance of the Fund was satisfactory;

•	Subadvisory Fee. The Board took into account that the fees paid by the Fund to VIA under the Advisory Agreement would not change. The Board also noted that the Fund’s subadvisory fees are paid by VIA and not by the Fund, so that Fund shareholders are not directly impacted by those fees. The Board concluded that the proposed subadvisory fee was fair and reasonable in light of services to be provided by Euclid and all factors considered;

•	Profitability and economies of scale. In considering the profitability to the Subadviser of its relationship with the Fund, the Board noted the fact that the fees under the Subadvisory Agreement are paid by VIA out of the advisory fees that it receives under the Advisory Agreement and not by the Fund. The Board also noted that the advisory fee to be paid by the Fund to VIA would not change. In addition, the Board noted that VIA had implemented expense limitations with respect to the total net operating expenses of the Fund. For these reasons, the profitability to the Subadviser of its relationship with the Fund was not a material factor in the Board’s deliberations at this time. For similar reasons, the Board did not consider the potential economies of scale in the Subadviser’s management of the Fund to be a material factor in its consideration at this time.

•	Other Benefits. The Board considered other benefits that may be realized by the Subadviser and its affiliates from their relationship with the Fund. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other tangible benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the Subadvisory Agreement. There may be certain intangible benefits gained to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or could enhance the Subadviser’s reputation in the marketplace, and, therefore, would enable the Subadviser to attract additional client relationships.
Based on all of the foregoing considerations, the Board, including the Independent Trustees, determined that approval of the Subadvisory Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Subadvisory Agreement with respect to the Fund.

CONSIDERATION OF SUBADVISORY AGREEMENT FOR
VIRTUS STRATEGIC GROWTH FUND BY THE BOARD OF TRUSTEES
(Unaudited)
The Board of Trustees (the “Board”) of Virtus Equity Trust (the “Trust”), including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, last renewed the investment advisory agreement between Virtus Investment Advisers, Inc. (the “Adviser” or “VIA”) and the Trust, with respect to the Virtus Strategic Growth Fund (the “Fund”) and certain other funds of the Trust (the “Advisory Agreement”), and the investment subadvisory agreement between VIA and Newfleet Asset Management, LLC (formerly SCM Advisors, LLC), with respect to the Fund and certain other funds of the Trust, at an in-person meeting held on November 16-18, 2010. The subadvisory agreement with the Fund’s previous investment subadviser was terminated effective September 30, 2011. At an in-person Board meeting held on August 24-26, 2011, Fund Management recommended that Kayne Anderson Rudnick Investment Management, LLC (“KAR” or the “Subadviser”) be appointed as subadviser to the Fund and that the Adviser enter into a new subadvisory agreement with KAR (the “Subadvisory Agreement”). The Board considered and approved the Subadvisory Agreement for the Fund with KAR, as further discussed below.
In evaluating the proposal to appoint KAR, the Board requested and evaluated information provided by the Adviser and KAR which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the subadviser change would be in the best interests of the Fund and its shareholders. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the previous sub-adviser to the Fund with respect to the portfolio management team, as well as the services provided by the proposed Subadviser to the Fund with respect to other funds in the Trust. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.
The Independent Trustees were separately advised by independent legal counsel throughout the process. The Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Trustees considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.
Basis for the Board’s Recommendation
In making its determination with respect to the Subadvisory Agreement, the Trustees considered various factors, including:
•	Nature, extent, and quality of the services to be provided by the Subadviser. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by the Subadviser concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees noted that the portfolio management team would not change, and that the Subadviser would provide portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Trustees reviewed biographical information for the portfolio manager who would continue to provide services under the Subadvisory Agreement and noted the breadth and depth of experience presented. In considering the approval of the Subadvisory Agreement, the Trustees considered the Subadviser’s investment management process, including (a) the experience, capability and integrity of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial position of the Subadviser; (c) the quality and commitment of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices. The Board concluded that the nature, extent and quality of the services to be provided by the Subadviser to the Fund were reasonable;

•	Investment Performance. The Board considered the performance of the Fund relative to its benchmark and comparable funds. The Board took into account that the same portfolio management team that currently managed the Fund would continue to do so under the Subadvisory Agreement. The Board concluded that the performance of the Fund was satisfactory;

•	Subadvisory Fee. The Board took into account that the fees paid by the Fund to VIA under the Advisory Agreement would not change. The Board also noted that the Fund’s subadvisory fees are paid by VIA and not by the Fund, so that Fund shareholders are not directly impacted by those fees. The Board concluded that the proposed subadvisory fee was fair and reasonable in light of services to be provided by KAR and all factors considered;

•	Profitability and economies of scale. In considering the profitability to the Subadviser of its relationship with the Fund, along with the fact that the fees under the Subadvisory Agreement are paid by VIA out of the advisory fees that it receives under the Advisory Agreement and not by the Fund, the Board noted that the subadvisory fees would be paid at substantially the same level as under the previous subadvisory agreement. The Board also noted that the advisory fee to be paid by the Fund to VIA would not change. In addition, the Board noted that VIA had implemented expense limitations with respect to the total net operating expenses of the Fund. For these reasons, the profitability to the Subadviser of its relationship with the Fund was not a material factor in the Board’s deliberations at this time. For similar reasons, the Board did not consider the potential economies of scale in the Subadviser’s management of the Fund to be a material factor in its consideration at this time.

•	Other Benefits. The Board considered other benefits that may be realized by the Subadviser and its affiliates from their relationship with the Fund. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other tangible benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the Subadvisory Agreement. There may be certain intangible benefits gained to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or could enhance the Subadviser’s reputation in the marketplace, and, therefore, would enable the Subadviser to attract additional client relationships.
Based on all of the foregoing considerations, the Board, including the Independent Trustees, determined that approval of the Subadvisory Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Subadvisory Agreement with respect to the Fund.

CONSIDERATION OF SUBADVISORY AGREEMENT FOR
VIRTUS TACTICAL ALLOCATION FUND BY THE BOARD OF TRUSTEES
(Unaudited)
The Board of Trustees (the “Board”) of Virtus Equity Trust (the “Trust”), including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, last renewed the investment advisory agreement between Virtus Investment Advisers, Inc. (the “Adviser” or “VIA”) and the Trust, with respect to the Virtus Tactical Allocation Fund (the “Fund”) and certain other funds of the Trust (the “Advisory Agreement”), and the investment subadvisory agreement between VIA and Newfleet Asset Management, LLC (formerly SCM Advisors, LLC), with respect to the Fund and certain other funds of the Trust, at an in-person meeting held on November 16-18, 2010. At an in-person Board meeting held on August 24-26, 2011, Fund Management recommended that Euclid Advisors LLC (“Euclid” or the “Subadviser”) be appointed as co-subadviser to the Fund with respect to the Fund’s equity assets and that the Adviser enter into a new subadvisory agreement with Euclid (the “Subadvisory Agreement”). VIA will remain as investment adviser to the Fund. The portfolio managers and advisory services previously provided with respect to the equity assets of the Fund will not change. Although VIA is the investment adviser to each Virtus Mutual Fund, in most cases a subadviser performs the day-to-day investment management. The appointment of Euclid to manage the equity assets of the Fund continues this Virtus model. The Board considered and approved the Subadvisory Agreement for the Fund with Euclid, as further discussed below.
In evaluating the proposal to appoint Euclid, the Board requested and evaluated information provided by the Adviser and Euclid which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether an additional subadviser would be in the best interests of the Fund and its shareholders. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the portfolio management team. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.
The Independent Trustees were separately advised by independent legal counsel throughout the process. The Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Trustees considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.
Basis for the Board’s Recommendation
In making its determination with respect to the Subadvisory Agreement, the Trustees considered various factors, including:
•	Nature, extent, and quality of the services to be provided by the Subadviser. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by the Subadviser concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees noted that the portfolio management team would not change, and that the Subadviser would provide portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Trustees reviewed biographical information for the portfolio managers who would continue to provide services under the Subadvisory Agreement and noted the breadth and depth of experience presented. In considering the approval of the Subadvisory Agreement, the Trustees considered the Subadviser’s investment management process, including (a) the experience, capability and integrity of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial position of the Subadviser; (c) the quality and commitment of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices. The Board also took into account its familiarity with the Subadviser in providing services to other Fund of the Trust. The Board concluded that the nature, extent and quality of the services to be provided by the Subadviser to the Fund were reasonable;

•	Investment Performance. The Board considered the performance of the Fund relative to its benchmark and comparable funds. The Board took into account that the same portfolio management team that currently managed the Fund would continue to do so under the Subadvisory Agreement. The Board concluded that the performance of the Fund was satisfactory;

•	Subadvisory Fee. The Board took into account that the rate of the investment subadvisory fee that would be paid by VIA (and not the Fund) under the Subadvisory Agreement would be the same as the fees paid under the other subadvisory agreement applicable to the Fund. In addition, the fees paid by the Fund to VIA under the Advisory Agreement would not change. The Board also noted that the Fund’s subadvisory fees are paid by VIA and not by the Fund, so that Fund shareholders are not directly impacted by those fees. The Board also took into account a comparison of the sub-advisory fees paid by the Adviser to fees charged by the Sub-Adviser to manage other comparable sub-advised portfolios. The Board concluded that the proposed subadvisory fee was fair and reasonable in light of services to be provided by Euclid and all factors considered;

•	Profitability and economies of scale. In considering the profitability to the Subadviser of its relationship with the Fund, the Board noted the fact that the fees under the Subadvisory Agreement are paid by VIA out of the advisory fees that it receives under the Advisory Agreement and not by the Fund. The Board also noted that the advisory fee to be paid by each Fund to VIA would not change. For these reasons, the profitability to the Subadviser of its relationship with the Fund was not a material factor in the Board’s deliberations at this time. For similar reasons, the Board did not consider the potential economies of scale in the Subadviser’s management of the Fund to be a material factor in its consideration at this time.

•	Other Benefits. The Board considered other benefits that may be realized by the Subadviser and its affiliates from their relationship with the Fund. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other tangible benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the Subadvisory Agreement. There may be certain intangible benefits gained to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or could enhance the Subadviser’s reputation in the marketplace, and, therefore, would enable the Subadviser to attract additional client relationships.
Based on all of the foregoing considerations, the Board, including the Independent Trustees, determined that approval of the Subadvisory Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Subadvisory Agreement with respect to the Fund.

VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668

Trustees	Investment Adviser
George R. Aylward	Virtus Investment Advisers, Inc.
Leroy Keith, Jr.	100 Pearl Street
Philip R. McLoughlin, Chairman	Hartford, CT 06103-4506
Geraldine M. McNamara
James M. Oates	Principal Underwriter
Richard E. Segerson	VP Distributors, LLC
Ferdinand L.J. Verdonck	100 Pearl Street
Hartford, CT 06103-4506

Officers
George R. Aylward, President	Transfer Agent
Francis G. Waltman, Senior Vice President	VP Distributors, LLC
Nancy J. Engberg, Vice President and	100 Pearl Street
Chief Compliance Officer	Hartford, CT 06103-4506
W. Patrick Bradley, Vice President, Chief Financial
Officer and Treasurer	Custodian
Kevin J. Carr, Vice President, Chief Legal Officer,	BNY Mellon
Counsel and Secretary	One Wall Street
New York, NY 10005-2588

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042

How to Contact Us
	Mutual Fund Services	1-800-243-1574
	Adviser Consulting Group	1-800-243-4361
	Telephone Orders	1-800-367-5877
	Text Telephone	1-800-243-1926
	Web site	Virtus.com
Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

Virtus Balanced Fund, Virtus Growth & Income Fund,
Virtus Strategic Growth Fund and Virtus Tactical Allocation Fund,
each a series of Virtus Equity Trust
Supplement dated September 30, 2011 to the Summary Prospectuses and Statutory Prospectus, each dated July 31, 2011
Important Notice to Investors
Virtus Balanced Fund, Virtus Growth & Income Fund and Virtus Tactical Allocation Fund
     As approved by the Board of Trustees of Virtus Equity Trust, effective September 30, 2011, Euclid Advisors LLC (“Euclid”) became the investment subadviser for the above-named funds, all or portions of which were previously managed directly by Virtus Investment Advisers, Inc. (“VIA”), the funds’ investment adviser. The portfolio managers at VIA responsible for the funds will continue to manage the funds on behalf of Euclid.
     VIA will continue to be the funds’ investment adviser. No changes to the funds’ principal investment strategies are being made. Also, the fees and expenses paid by the funds remain unchanged.
     Each fund’s summary and statutory prospectuses are hereby revised as described below.
•	For Virtus Balanced Fund and Virtus Tactical Allocation Fund, the description of the adviser and subadviser under “Management” in each fund’s summary prospectus and in the respective summary section of the funds’ statutory prospectus is revised to read: “The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”). The fund’s subadvisers are Euclid Advisors LLC (“Euclid”) (equity portion) and Newfleet Asset Management, LLC (“Newfleet”) (fixed income portion), each an affiliate of VIA.” The first subheading “Portfolio Managers” and the description of Mr. Dickerson and Mr. Neel are removed and the following is added under the second subheading “Portfolio Managers:”
David Dickerson, Managing Director at Euclid, is a manager of the equity portion of the fund. Mr. Dickerson has been Portfolio Manager since 2009.

Carlton Neel, Senior Managing Director at Euclid, is a manager of the equity portion of the fund. Mr. Neel has been Portfolio Manager since 2009.
•	For Virtus Growth & Income Fund, the description of the adviser under “Management” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is revised to add: “The fund’s subadviser is Euclid Advisors LLC (“Euclid”), an affiliate of VIA.” The description of Mr. Neel is replaced with the following: “Carlton Neel, Senior Managing Director at Euclid, is a manager of the fund. Mr. Neel has been Portfolio Manager since 2009.” The description of Mr. Dickerson is replaced with the following: “David Dickerson, Managing Director at Euclid, is a manager of the fund. Mr. Dickerson has been Portfolio Manager since 2009.”

•	The second sentence in the second paragraph under “The Adviser” on page 62 is hereby deleted.

•	The table showing subadvisers under “The Adviser” on page 62 is amended by adding or revising the following rows:

Virtus Balanced Fund	Euclid Advisors LLC (“Euclid”) (equity portion) and Newfleet Asset Management, LLC (“Newfleet”) (fixed income portion)

Virtus Growth & Income Fund	Euclid

Virtus Tactical Allocation Fund	Euclid (equity portion) and
Newfleet (fixed income portion)

Virtus Balanced Fund, Virtus Growth & Income Fund,
Virtus Strategic Growth Fund and Virtus Tactical Allocation Fund,
each a series of Virtus Equity Trust
Supplement dated September 30, 2011 to the Summary Prospectuses and Statutory Prospectus, each dated July 31, 2011
•	The following is added under “The Subadvisers” on page 63:

Euclid, an affiliate of VIA, is located at 900 Third Avenue, New York, NY 10022. As of September 30, 2011, Euclid had approximately $3.7 billion in assets under management.
•	The table showing subadvisory fees for each of the funds under “Management of the Funds” on page 64 is amended by adding the following rows:

Virtus Balanced Fund	To Euclid: 50% of net investment management fee (equity portion)To Newfleet: 50% of net investment management fee (fixed income portion)

Virtus Growth & Income Fund	50% of net investment management fee

Virtus Tactical Allocation Fund	To Euclid: 50% of net investment management fee (equity portion)To Newfleet: 50% of net investment management fee (fixed income portion)
•	The following sentence is added to the paragraph after the table showing subadvisory fees under “Management of the Funds” on page 64: “With respect to the Virtus Balanced Fund, Virtus Growth & Income Fund and Virtus Tactical Allocation Fund, the basis for the Board of Trustees approving the subadvisory agreement with Euclid is expected to be available in the funds’ 2011 semiannual report, covering the period April 1, 2011 through September 30, 2011.”

•	The table and narrative under “VIA” on page 67 regarding portfolio managers is hereby deleted. The following disclosure is inserted on page 64 immediately preceding the information about portfolio managers of Harris.
Euclid

Virtus Balanced Fund (equity portion only	Carlton Neel
David Dickerson
(both since 2009)

Virtus Growth & Income Fund	Carlton Neel
David Dickerson
(both since 2009)

Virtus Tactical Allocation Fund (equity portion only	Carlton Neel
David Dickerson
(both since 2009)
David Dickerson. Mr. Dickerson is Managing Director of Euclid and Senior Vice President of Zweig Advisers, LLC (“Zweig”). He also serves as portfolio manager of the Virtus Alternatives Diversifier Fund, as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by Zweig. For the period from July 2002 until returning to Zweig in April 2003, Mr. Dickerson was a managing director and principal of Shelter Rock Capital Partners, L.P., a market neutral hedge fund. While previously employed by Zweig from 1993 until July 2002, Mr. Dickerson served as senior portfolio manager for a number of the former Phoenix-Zweig mutual funds.
Carlton Neel. Mr. Neel is Senior Managing Director of Euclid and Senior Vice President of Zweig. He also serves as portfolio manager of the Virtus Alternatives Diversifier Fund, as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by Zweig. For the period from July 2002 until returning to Zweig in April 2003, Mr. Neel was a managing director and principal of Shelter Rock Capital Partners, L.P., a market neutral hedge fund. While previously employed by Zweig from 1995 until July 2002, Mr. Neel served as senior portfolio manager for a number of the former Phoenix-Zweig mutual funds.

Virtus Balanced Fund, Virtus Growth & Income Fund,
Virtus Strategic Growth Fund and Virtus Tactical Allocation Fund,
each a series of Virtus Equity Trust
Supplement dated September 30, 2011 to the Summary Prospectuses and Statutory Prospectus, each dated July 31, 2011
Virtus Strategic Growth Fund
     As approved by the Board of Trustees of Virtus Equity Trust, effective September 30, 2011, Kayne Anderson Rudnick Investment Management, LLC (“Kayne”) became the investment subadviser for the Virtus Strategic Growth Fund, which was previously subadvised by Newfleet Asset Management, LLC (formerly SCM Advisors, LLC) (“Newfleet”). The portfolio manager at Newfleet responsible for the fund will continue to manage the fund on behalf of Kayne.
     VIA will continue to be the fund’s investment adviser. No changes to the fund’s principal investment strategies are being made. Also, the fees and expenses paid by the fund remain unchanged.
     The fund’s summary and statutory prospectuses are hereby revised as described below.
•	VIA will continue to be the fund’s investment adviser. No changes to the fund’s principal investment strategies are being made. Also, the fees and expenses paid by the fund remain unchanged.
     The fund’s summary and statutory prospectuses are hereby revised as described below.
•	The description of the adviser and subadviser under “Management” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is revised to read: “The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”). The fund’s subadviser is Kayne Anderson Rudnick Investment Management, LLC (“Kayne”), an affiliate of VIA (since September 2011).”

•	The description of Mr. Couden under “Portfolio Manager” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is replaced with the following: “Douglas Couden, CFA, Portfolio Manager and Senior Analyst at Kayne, is the manager of the fund. Mr. Couden has been Portfolio Manager since 2005.”

•	The table showing subadvisers for each of the funds under “Management of the Funds” on page 62 is amended by revising the row applicable to the fund as follows:

Virtus Strategic Growth Fund	Kayne
•	The table showing subadvisory fees for each of the funds under “Management of the Funds” on page 121 is amended by adding the following row:

Virtus CA Tax-Exempt Bond Fund	50% of net investment management fee
•	The following sentence is added to the paragraph after the table showing subadvisory fees: “With respect to the Virtus Strategic Growth Fund, the basis for the Board of Trustees approving the subadvisory agreement with Kayne is expected to be available in the fund’s 2011 semiannual report, covering the period April 1, 2011 through September 30, 2011.”

•	The information about Mr. Couden in the table under “Newfleet” on page 66 is moved to appear under “Kayne” on page 65. The biographical information for Mr. Couden under “Newfleet” is removed and the following is inserted under “Kayne.”
Douglas Couden, CFA manages the Strategic Growth Fund and is primarily responsible for the day-to-day management of the fund’s portfolio. Mr. Couden has served on the fund’s portfolio management team since 2005. Mr. Couden is Portfolio Manager and Senior Analyst at Kayne (since September 2011). Previously, he was Senior Portfolio Manager and Director of Equities at Newfleet, an affiliate of Kayne. Prior to joining Newfleet in 1996, he was a business analyst with PaineWebber, Inc. Mr. Couden has 17 years of investment experience.
Investors should retain this supplement with the Summary Prospectus and the Statutory Prospectus for future reference.

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P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus mutual funds, please call your financial representative, contact us at 1-800-243-1574 or Virtus.com.

8029	11-11

Virtus Balanced Fund*

*	Prospectus Supplement applicable to this Fund appears in the back of this Semi-Annual Report.

Virtus Balanced Fund (“Balanced Fund”)
Message to Shareholders	1
Disclosure of Fund Expenses	2
Schedule of Investments	4
Statement of Assets and Liabilities	14
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	17
Notes to Financial Statements	19
Consideration of Advisory and Subadvisory Agreements by the Board of Trustees	27

PROXY VOTING PROCEDURES (FORM N-PX)
The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trustees of the Trust (“Trustees,” the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.
FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
This report is not authorized for distribution to prospective investors in the Virtus Balanced Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
Dear Fellow Shareholders of Virtus Mutual Funds:
For the six months ended September 30, 2011, the financial markets started out strong, but a stream of negative economic data, coupled with the mounting debt troubles of Europe and the U.S., undermined the earlier gains, and the markets retreated rapidly.
U.S. gross domestic product (GDP), a key measure of economic growth, shrank to an annual rate of 1.3%, far below the 3.28% historical average. U.S. manufacturing activity, which had been expanding since the recession ended in June 2009, weakened significantly; the national unemployment rate remained above 9%, hitting a high of 9.2% in July; and global worries mounted over the inability of U.S. and European policymakers to resolve their respective debt predicaments.
On the positive side, U.S. corporations continued to report robust earnings, but that was not enough to offset investors’ concerns about slowing global growth, and they shied away from riskier assets. World stock markets suffered the heaviest losses. U.S. equities, as measured by the S&P 500® Index, declined 13.8%, while international equities, represented by the MSCI EAFE® Index, were down 17.5%, with most of the losses occurring in the last three months.
In contrast, fixed income markets experienced positive performance. The Barclays Capital U.S. Aggregate Bond Index, a metric of taxable bond returns, rose 6.2% for the six months, with nearly 4% of that gain achieved in the last three months. At the same time, investor skittishness fueled demand for the relative safety of U.S. bonds, pushing the yield on the 10-year Treasury to fall below 2% for the first time ever.
While the market turbulence will eventually end, it is a good reminder of the importance of portfolio diversification. Diversification cannot guarantee a profit or prevent loss however, owning a mix of asset classes can help cushion your portfolio against market volatility. Your adviser can help you ensure your portfolio is adequately diversified. You may also want to visit our website, www.virtus.com, to learn about the full range of Virtus mutual funds, including new investment strategies that may be used to diversify a core portfolio.
Thank you for investing with Virtus. Our experienced investment team remains committed to your long-term financial success.
Sincerely,

George R. Aylward
President, Virtus Mutual Funds
October 2011
Whenever you have questions about your account, or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.
Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above.

1

VIRTUS BALANCED FUND
Disclosure of Fund Expenses (Unaudited)
For the six-month period of April 1, 2011 to September 30, 2011
     We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Virtus Balanced Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates the Fund’s costs in two ways.
Actual Expenses
     The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
     The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investment and timing of any purchases or redemptions.

2

VIRTUS BALANCED FUND
Disclosure of Fund Expenses (Unaudited) (Continued)
For the six-month period of April 1, 2011 to September 30, 2011
Expense Table

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	April 1, 2011	September 30, 2011	Ratio	Period*

Actual
Class A	$1,000.00	$894.00	1.12%	$5.30
Class B	1,000.00	890.70	1.87	8.84
Class C	1,000.00	890.70	1.87	8.84

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.33	1.12	5.67
Class B	1,000.00	1,015.53	1.87	9.47
Class C	1,000.00	1,015.53	1.87	9.47

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

3

VIRTUS BALANCED FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
Asset Allocations
The following table presents the portfolio holdings within certain sectors as a percentage of total investments at September 30, 2011.

Common Stocks		55%
Energy	10%
Information Technology	9%
Industrials	8%
All Other Sectors in Common Stocks	28%
Corporate Bonds		19%
Mortgage-Backed Securities		13%
Other (includes short-term investments and securities lending collateral)		13%

Total		100%

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—7.5%
U.S. Treasury Bond
2.875%, 3/31/18	$7,885	$8,664
3.500%, 2/15/39	8,525	9,508
U.S. Treasury Note
1.125%, 12/15/12	13,145	13,291
1.000%, 8/31/16(5)	1,960	1,966
2.625%, 8/15/20	7,160	7,679

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $36,874)		41,108

MUNICIPAL BONDS—0.3%

New Jersey—0.0%
New Jersey Turnpike Authority Taxable Series B Prerefunded 1/1/15 @ 100 (AMBAC Insured) 4.252%, 1/1/16	5	5

New York—0.2%
New York City Municipal Water Finance Authority 5.000%, 6/15/44	775	834

Texas—0.1%
Dallas Area Rapid Transit 5.250%, 12/1/48	520	557

TOTAL MUNICIPAL BONDS (Identified Cost $1,397)		1,396

MORTGAGE-BACKED SECURITIES—13.1%

Agency—10.2%
FHLMC
6.500%, 4/1/31	4,621	5,244
5.000%, 1/1/35	2,542	2,741
5.000%, 7/1/35	662	717
5.000%, 12/1/35	1,088	1,193
FHLMC REMICs
JA-2777
4.500%, 11/15/17	145	148
CH-2904
4.500%, 4/15/19	603	626
FNMA
6.000%, 5/1/17	82	90
4.000%, 7/1/19	39	42
0.000%, 10/9/19	1,425	1,085
4.000%, 6/1/20	447	476
6.000%, 12/1/32	204	227
5.000%, 5/1/33	693	749
See Notes to Financial Statements

4

VIRTUS BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Agency—continued
6.000%, 11/1/34	$7,706	$8,537
6.000%, 5/1/35	310	343
5.500%, 9/1/36	163	178
5.500%, 12/1/36	4,328	4,764
6.500%, 5/1/37	1,399	1,557
6.000%, 6/1/37	1,470	1,642
6.000%, 10/1/37	697	766
5.000%, 2/1/38	666	733
5.000%, 3/1/38	651	716
5.000%, 3/1/38	760	835
6.500%, 3/1/38	4,688	5,263
5.000%, 4/1/38	1,335	1,468
5.500%, 4/1/38	448	492
5.500%, 6/1/38	1,038	1,145
6.500%, 10/1/38	155	172
6.000%, 11/1/38	809	888
0.529%, 5/1/39	2,767	2,960
6.000%, 8/1/39	3,025	3,382
5.500%, 9/1/39	5,954	6,572
4.500%, 9/1/40	383	414
FNMA REMICs 03-42, HC 4.500%, 12/25/17	239	248

		56,413

Non-Agency—2.9%
Bear Stearns Commercial Mortgage Securities
05-PWR9, A4B
4.943%, 9/11/42	1,460	1,385
07-T28, A3
5.793%, 9/11/42	1,335	1,422
Citigroup Commercial Mortgage Trust 08-C7, AM 6.275%, 12/10/49(3)	805	713
Commercial Mortgage Pass Through Certificates 05-C6, A5A 5.116%, 6/10/44(3)	1,240	1,343
Commercial Mortgage Pass-Through Certificates 07-C9, A4 6.008%, 12/10/49(3)	1,035	1,118
Credit Suisse Mortgage Capital Certificates
06-C1, A4
5.595%, 2/15/39(3)	950	1,017
06-C1, A3
5.595%, 2/15/39(3)	456	477
06-C5, A3
5.311%, 12/15/39	830	869
JP Morgan Chase Commercial Mortgage Securities Corp. 07-CB19, AM 5.932%, 2/12/49(3)	1,335	1,167
Morgan Stanley Capital I
07-T27, A4
5.795%, 6/11/42(3)	975	1,090
07-T27, AJ
5.795%, 6/11/42(3)	1,320	1,066
05-IQ10, A4B
5.284%, 9/15/42(3)	1,265	1,221
06-IQ11, A4
5.898%, 10/15/42(3)	1,165	1,270
Wachovia Bank Commercial Mortgage Trust 06-C23, A5 5.416%, 1/15/45(3)	1,770	1,919

		16,077

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $69,998)		72,490

ASSET-BACKED SECURITIES—0.0%
Associates Manufactured Housing Pass-Through- Certificate 97-2, A6 7.075%, 3/15/28(3)	54	54

TOTAL ASSET-BACKED SECURITIES (Identified Cost $54)		54

CORPORATE BONDS AND NOTES—19.3%

Consumer Discretionary—2.4%
AMC Entertainment, Inc. 9.750%, 12/1/20	435	396
Ameristar Casinos, Inc. 144A 7.500%, 4/15/21(4)	240	233
See Notes to Financial Statements

5

VIRTUS BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
Bon-Ton Department Stores, Inc. (The) 10.250%, 3/15/14(5)	$965	$777
Brown Shoe Co., Inc. 7.125%, 5/15/19	1,345	1,143
Caesar’s Entertainment Operating Co., Inc. 10.000%, 12/15/18	935	561
CCO Holdings LLC/CCO Holdings Capital Corp. 6.500%, 4/30/21	775	736
Cequel Communications Holdings I LLC/Cequel Capital Corp. 144A 8.625%, 11/15/17(4)	410	408
Discovery Communications LLC 3.700%, 6/1/15	605	637
Fortune Brands, Inc. 3.000%, 6/1/12	990	996
Landry’s Holdings, Inc. 144A 11.500%, 6/1/14(4)	670	623
NBC Universal Media LLC
2.100%, 4/1/14	730	741
4.375%, 4/1/21	730	751
Peninsula Gaming LLC/ Peninsula Gaming Corp. 10.750%, 8/15/17	485	470
Rent-A-Center, Inc. 6.625%, 11/15/20	635	613
Scientific Games International, Inc. 9.250%, 6/15/19	800	810
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/ Spirit Halloween Superstores 144A 11.000%, 5/1/17(4)	270	257
Time Warner Cable, Inc.
5.000%, 2/1/20	1,015	1,080
4.000%, 9/1/21	495	485
5.500%, 9/1/41	250	248
Unitymedia Hessen GmbH & Co. KG/ Unitymedia NRW GmbH 144A 8.125%, 12/1/17(4)	595	598
Valassis Communication 6.625%, 2/1/21(5)	610	573
Visteon Corp. 144A 6.750%, 4/15/19(4)	240	217

		13,353

Consumer Staples—0.5%
Altria Group, Inc. 9.250%, 8/6/19	1,000	1,312
Beverages & More, Inc. 144A 9.625%, 10/1/14(4)	920	918
Kraft Foods, Inc. 6.125%, 2/1/18	595	699
Rite Aid Corp. 6.875%, 8/15/13(5)	145	138

		3,067

Energy—1.4%
Clayton Williams Energy, Inc. 144A 7.750%, 4/1/19(4)	815	705
El Paso Pipeline Partners Operating Co. LLC 4. 100%, 11/15/15	600	611
Enterprise Products Operating LLC
4.050%, 2/15/22	785	788
5.700%, 2/15/42	785	828
Linn Energy LLC/Linn Energy Finance Corp.
144A 6.500%, 5/15/19(4)	540	500
7.750%, 2/1/21	230	231
Newfield Exploration Co. 5.750%, 1/30/22	580	573
OGX Petroleo e Gas Participacoes SA 144A 8.500%, 6/1/18(4)	860	778
Petrobras International Finance Co. 5.375%, 1/27/21	780	789
Petroleos Mexicanos 144A 6.500%, 6/2/41(4)	1,315	1,361
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)	640	644
Specta Energy Partners LP 4.600%, 6/15/21	235	241

		8,049

See Notes to Financial Statements

6

VIRTUS BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Financials—10.0%
Abbey National Capital Trust I 8.963%, 12/29/49(3)	$765	$742
Abbey National Treasury Services plc 4.000%, 4/27/16	1,480	1,367
AFLAC, Inc. 6.450%, 8/15/40	1,005	1,001
Ally Financial, Inc. 0.000%, 6/15/15	940	674
American Express Co. 7.250%, 5/20/14	1,080	1,224
Bank of America Corp.
5.750%, 8/15/16	1,215	1,125
5.625%, 7/1/20	1,005	927
5.000%, 5/13/21	1,075	960
Barclays Bank plc
5.200%, 7/10/14	765	783
Series 1,
5.000%, 9/22/16	1,005	1,008
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18	650	767
Capital One Financial Corp.
7.375%, 5/23/14	1,155	1,291
Capital IV
8.875%, 5/15/40(7)	380	386
Citigroup, Inc.
5.000%, 9/15/14	855	839
4.875%, 5/7/15	1,160	1,160
CNA Financial Corp. 5.875%, 8/15/20	1,150	1,183
CNL Lifestyles Properties 7.250%, 4/15/19	810	701
Credit Suisse 6.000%, 2/15/18	690	701
CVS Pass-Through Trust 144A 7.507%, 1/10/32(4)	363	428
Developers Diversified Realty Corp. 7.875%, 9/1/20	750	797
Digital Realty Trust LP 5.250%, 3/15/21	1,160	1,150
Duke Realty LP 5.950%, 2/15/17	1,295	1,357
E*Trade Financial Corp. 7.875%, 12/1/15	270	263
Felcor Lodging LP 144A 6.750%, 6/1/19(4)	1,000	900
Ford Motor Credit Co. LLC 5.000%, 5/15/18	890	863
General Electric Capital Corp.
2.800%, 1/8/13	1,480	1,506
4.375%, 9/16/20	575	586
5.300%, 2/11/21	465	483
GFI Group, Inc. 144A 8.375%, 7/19/18(4)	450	418
Goldman Sachs Group, Inc. (The)
3.700%, 8/1/15	330	323
6.000%, 6/15/20	810	834
5.250%, 7/27/21	930	919
HSBC Holdings plc 5.100%, 4/5/21	765	789
Icahn Enterprises LP/ Icahn Enterprises Finance Corp. 8.000%, 1/15/18	1,015	1,016
International Lease Finance Corp.
8.625%, 9/15/15	105	105
8.750%, 3/15/17	515	519
6.250%, 5/15/19	475	414
JPMorgan Chase & Co.
5.125%, 9/15/14	915	964
3.450%, 3/1/16	745	748
KeyCorp 5.100%, 3/24/21	750	758
Lloyds TSB Bank plc
4.875%, 1/21/16	445	439
6.375%, 1/21/21	720	711
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	525	494
Macquarie Group Ltd. 144A 6.250%, 1/14/21(4)	1,225	1,160
MetLife, Inc. 5.000%, 6/15/15	870	954
Metropolitan Life Global Funding I 144A 2.875%, 9/17/12(4)(5)	1,360	1,382
Morgan Stanley
6.000%, 4/28/15	1,050	1,046
6.625%, 4/1/18	1,105	1,097
5.500%, 7/28/21	115	107
See Notes to Financial Statements

7

VIRTUS BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Financials—continued
Nomura Holdings, Inc. 4.125%, 1/19/16	$935	$949
Oppenheimer Holdings, Inc. 8.750%, 4/15/18	905	887
Prudential Financial, Inc. 3.625%, 9/17/12	850	864
QBE Capital Funding II LP 144A 7.250%, 5/24/41(3)(4)	475	430
Rabobank NV
5.250%, 5/24/41	1,010	1,110
144A 11.000%,
12/31/49(3)(4)	980	1,178
Regions Financial Corp.
0.528%, 6/26/12(3)	2,215	2,173
4.875%, 4/26/13	755	736
5.750%, 6/15/15	770	739
Royal Bank of Scotland plc (The)
4.375%, 3/16/16	475	454
5.625%, 8/24/20	1,075	1,040
SunTrust Banks, Inc. 5.250%, 11/5/12	1,215	1,263
Toronto-Dominion Bank 2.500%, 7/14/16	470	483
Wachovia Bank NA 5.000%, 8/15/15	565	602
Wells Fargo & Co.
3.676%, 6/15/16	675	703
4.600%, 4/1/21	500	535
Woodside Finance Ltd. 144A 4.600%, 5/10/21(4)	525	543

		55,058

Health Care—0.6%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.750%, 2/15/19	520	493
Boston Scientific Corp. 6.000%, 1/15/20	550	618
HCA, Inc. 7.500%, 2/15/22	430	398
Stryker Corp. 2.000%, 9/30/16	490	493
Valeant Pharmaceuticals International, Inc. 144A 7.250%, 7/15/22(4)	1,230	1,085

		3,087

Industrials—0.8%
AE Escrow Corp. 144A 9.750%, 3/15/20(4)	225	217
Allison Transmission, Inc. 144A 7.125%, 5/15/19(4)	995	906
B-Corp Merger Sub, Inc. 144A 8.250%, 6/1/19(4)	545	493
Cenveo Corp. 7.875%, 12/1/13	1,050	740
DynCorp International, Inc. 10.375%, 7/1/17	1,010	886
Hutchison Whampoa International Ltd. 144A 5.750%, 9/11/19(4)	495	532
Valmont Industries, Inc. 6.625%, 4/20/20	600	700

		4,474

Information Technology—0.9%
CommScope, Inc. 144A 8.250%, 1/15/19(4)	710	696
EarthLink, Inc. 144A 8.875%, 5/15/19(4)	1,035	913
Fiserv, Inc.
3.125%, 6/15/16	665	674
4.750%, 6/15/21	495	516
Intuit, Inc. 5.750%, 3/15/17	206	232
Lender Processing Services, Inc. 8.125%, 7/1/16(5)	1,020	964
Sensata Technologies, Inc. 144A 6.500%, 5/15/19(4)	235	224
Xerox Corp. 4.250%, 2/15/15	750	794

		5,013

Materials—0.9%
AEP Industries, Inc. 8.250%, 4/15/19	235	223
Ball Corp. 6.750%, 9/15/20	25	26
Boise Paper Holdings LLC/Boise Finance Co. 8.000%, 4/1/20	490	499
Corp Nacional del Cobre de Chile 144A 3.750%, 11/4/20(4)	155	154
See Notes to Financial Statements

8

VIRTUS BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	PAR VALUE	VALUE
Materials—continued
Dow Chemical Co. (The)
6.000%, 10/1/12	$1,165	$1,218
5.900%, 2/15/15	1,015	1,121
4.250%, 11/15/20(5)	430	433
Reynolds Group Holdings, Inc./Reynolds Group Issuer LLC 144A 8.250%, 2/15/21(4)	990	787
Solutia, Inc. 7.875%, 3/15/20(5)	285	302

		4,763

Telecommunication Services—1.1%
AT&T, Inc.
4.450%, 5/15/21	505	543
3.875%, 8/15/21	795	819
CenturyLink, Inc. 6.450%, 6/15/21	850	790
Cincinnati Bell, Inc. 8.375%, 10/15/20	615	573
Clearwire Communications LLC/Clearwire Finance, Inc. 144A 12.000%, 12/1/17(4)(5)	1,210	732
Goodman Networks, Inc. 144A 12.125%, 7/1/18(4)	1,345	1,261
Telcordia Technologies, Inc. 144A 11.000%, 5/1/18(4)	215	269
West Corp. 7.875%, 1/15/19	255	241
Windstream Corp.
8.125%, 9/1/18	220	223
7.000%, 3/15/19	415	400

		5,851

Utilities—0.7%
AmeriGas Partners LP/ AmeriGas Finance Corp. 6.250%, 8/20/19	235	226
Calpine Corp.
144A 7.875%, 7/31/20(4)(5)	175	170
144A 7.500%, 2/15/21(4)	460	442
CMS Energy Corp.
2.750%, 5/15/14	290	285
6.250%, 2/1/20	885	918
El Paso Pipeline Partners Operating Co. LLC 5.000%, 10/1/21	570	575
Southern Power Co. 5.150%, 9/15/41	515	536
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Holdings Finance, Inc. 144A 11.500%, 10/1/20(4)	975	785

		3,937

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $108,568)		106,652

LOAN AGREEMENTS—0.7%

Consumer Discretionary—0.3%
Chrysler Group LLC/ Chrysler Group Co-Issuer, Inc. Tranche B, 6.000%, 5/24/17	748	654
KAR Auction Services, Inc. 5.000%, 5/19/17	249	242
Transtar Industries, Inc. Tranche 2, 10.250%, 12/21/17	400	390

		1,286

Consumer Staples—0.2%
Roundy’s Supermarkets, Inc. Tranche 2, 10.000%, 4/16/16	1,250	1,229

Financials—0.1%
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	750	653

Telecommunication Services—0.1%
Level 3 Communications, Inc. Tranche A, 2.500%, 3/13/14	725	679

TOTAL LOAN AGREEMENTS (Identified Cost $4,080)		3,847
See Notes to Financial Statements

9

VIRTUS BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—0.5%

Financials—0.5%
Citigroup Capital XIII 7.875%,	19,600	$518
GMAC Capital Trust I 8.125%	53,400	974
ING Capital Funding Trust III 3.907%(3)	1,260	942
JPMorgan Chase & Co. 7.90%(3)(5)	506	521

TOTAL PREFERRED STOCK (Identified Cost $3,470)		2,955

COMMON STOCKS—54.3%

Consumer Discretionary—7.8%
Amazon.com, Inc.(2)	43,900	9,493
AutoZone, Inc.(2)	20,600	6,575
Comcast Corp. Class A	346,000	7,231
Darden Restaurants, Inc.	153,000	6,541
Lululemon Athletica, Inc.(2)(5)	136,000	6,616
McDonald’s Corp.	77,000	6,762

		43,218

Consumer Staples—2.6%
Altria Group, Inc.	286,000	7,668
PepsiCo, Inc.	109,000	6,747

		14,415

Energy—9.9%
Alpha Natural Resources, Inc.(2)	122,000	2,158
Chesapeake Energy Corp.	226,000	5,774
Chevron Corp.	76,000	7,031
ConocoPhillips	111,000	7,028
El Paso Corp.	345,000	6,031
Halliburton Co.	175,000	5,341
Occidental Petroleum Corp.	86,000	6,149
Petroleo Brasileiro S.A. ADR	115,000	2,582
Schlumberger Ltd.	94,000	5,615
Williams Cos., Inc. (The)	278,000	6,767

		54,476

Financials—3.2%
Bank of America Corp.	716,000	4,382
Citigroup, Inc.	173,000	4,432
Goldman Sachs Group, Inc. (The)	63,000	5,957
Lincoln National Corp.	204,000	3,188

		17,959

Health Care—5.3%
Abbott Laboratories	147,000	7,518
Biogen Idec, Inc.(2)	81,000	7,545
Gilead Sciences, Inc.(2)	194,000	7,527
UnitedHealth Group, Inc.	141,000	6,503

		29,093

Industrials—8.2%
Alaska Air Group, Inc.(2)	130,000	7,318
American Rock Salt Co. LLC	235,000	207
Caterpillar, Inc.	81,000	5,981
Cummins, Inc.	79,000	6,451
Deere & Co.	100,000	6,457
Foster Wheeler AG	319,000	5,675
Union Pacific Corp.	83,000	6,778
United Continental Holdings, Inc.(2)(5)	339,000	6,570

		45,437

Information Technology—8.5%
Apple, Inc.(2)	32,900	12,541
Intel Corp.	318,000	6,783
International Business Machines Corp.	40,000	7,001
QUALCOMM, Inc.	137,000	6,662
SanDisk Corp.(2)	172,000	6,940
Visa, Inc. Class A	81,000	6,944

		46,871

Materials—7.6%
Alcoa, Inc.	442,000	4,230
CF Industries Holdings, Inc.	40,000	4,936
Cliffs Natural Resources, Inc.	97,000	4,964
Du Pont (E.I) de Nemours & Co.	146,000	5,836
Freeport-McMoRan Copper & Gold, Inc.	161,000	4,902
Monsanto Co.	106,000	6,364
Nucor Corp.	160,000	5,062
Potash Corp. of Saskatchewan, Inc.	129,000	5,575

		41,869

See Notes to Financial Statements

10

VIRTUS BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
Telecommunication Services—1.2%
Verizon Communications, Inc.	177,000	$6,514

TOTAL COMMON STOCKS (Identified Cost $263,235)		299,852

EXCHANGE-TRADED FUNDS—2.9%
Consumer Staples Select Sector SPDR Fund(5)	248,000	7,366
Health Care Select Sector SPDR Fund	218,000	6,915
Utilities Select Sector SPDR Fund	52,000	1,749

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $17,279)		16,030

TOTAL LONG-TERM INVESTMENTS—98.6% (Identified cost $504,955)		544,384

SHORT-TERM INVESTMENTS—0.7%

Money Market Mutual Funds—0.7%
BlackRock Liquidity Funds TempFund Portfolio — Institutional Shares (seven-day effective yield 0.090%)	3,719,610	3,720

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,720)		3,720

SECURITIES LENDING COLLATERAL—4.3%
BlackRock Liquidity Funds TempCash Portfolio — Institutional Shares (seven-day effective yield 0.100%)(6)	23,900,901	23,901

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $23,901)		23,901

TOTAL INVESTMENTS—103.6% (Identified Cost $532,576)		$572,005	(1)

Other assets and liabilities, net—(3.6)%		(19,836)

NET ASSETS—100.0%		$552,169

Abbreviations:

ADR	American Depositary Receipt

AMBAC	American Municipal Bond Assurance Corp.

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).

FNMA	Federal National Mortgage Association (“Fannie Mae”).

SPDR	S&P Depositary Receipt

Country Weightings†

United States (includes short-term investments and securities lending collateral)	93%
Canada	2
Brazil	1
Netherlands	1
Switzerland	1
United Kingdom	1
Other	1

Total	100%

†	% of total investments as of September 30, 2011
See Notes to Financial Statements

11

VIRTUS BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)

FOOTNOTE LEGEND

(1)	Federal Income Tax Information : For tax information at September 30, 2011, see Note 7 Federal Income Tax Information in the Notes to Financial Statements.

(2)	Non-income producing.

(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2011.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to a value of $23,841 or 4.3% of net assets.

(5)	All or a portion of security is on loan.

(6)	Represents security purchased with cash collateral received for securities on loan.

(7)	Interest payments may be deferred.
KEY INVESTMENT TERMS
American Depositary Receipt (ADR)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Barclays Capital U.S. Aggregate Bond Index
The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.
MSCI EAFE® Index
The MSCI EAFE® (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that measures equity market performance of developed markets, excluding the U.S. and Canada. The index is calculated on a total return basis with gross dividends reinvested.
Real Estate Investment Trust (REIT)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
See Notes to Financial Statements

12

VIRTUS BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements):

			Level 2 –
			Significant
	Total Value at	Level 1 –	Observable
	September 30, 2011	Quoted Prices	Inputs
Investment in Securities:
Debt Securities:
Asset-Backed Securities	$54	$—	$54
Corporate Bonds and Notes	106,652	—	106,652
Loan Agreements	3,847	—	3,847
Mortgage-Backed Securities	72,490	—	72,490
Municipal Bonds	1,396	—	1,396
U.S. Government Securities	41,108	—	41,108
Equity Securities:
Common Stocks	299,852	299,852	—
Preferred Stock	2,955	—	2,955
Exchange-Traded Funds	16,030	16,030	—
Securities Lending Collateral	23,901	23,901	—
Short-Term Investments	3,720	3,720	—

Total Investments	$572,005	$343,503	$228,502

There are no Level 3 (significant unobservable inputs) priced securities.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

Mortgage-
Backed
Securities
Investments in Securities:
Balance as of March 31, 2011	$5,269
Accrued discounts/premiums	—
Realized gain (loss)	5
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	(5,274)
Transfers into Level 3(1)	—
Transfers out of Level 3(1)	—

Balance as of September 30, 2011	$—

(1)	“Transfers in and/or out” represent the ending value as of September 30, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

13

VIRTUS BALANCED FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2011 (Unaudited)
(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value(1)(2)	$572,005
Cash	581
Receivables
Investment securities sold	11,131
Fund shares sold	7
Dividends and interest receivable	2,589
Prepaid expenses	40

Total assets	586,353

Liabilities
Payables
Fund shares repurchased	348
Investment securities purchased	9,202
Collateral on securities loaned	23,901
Investment advisory fee	263
Distribution and service fees	146
Administration fee	91
Transfer agent fees and expenses	147
Trustees’ fee and expenses	14
Professional fee	22
Other accrued expenses	50

Total liabilities	34,184

Net Assets	$552,169

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$573,351
Accumulated undistributed net investment income (loss)	(260)
Accumulated undistributed net realized gain (loss)	(60,351)
Net unrealized appreciation (depreciation) on investments	39,429

Net Assets	$552,169

Class A
Net asset value (net assets/shares outstanding) per share	$12.40
Maximum offering price per share NAV/(1–5.75%)	$13.16
Shares of beneficial interest outstanding, no par value, unlimited authorization	41,330,080
Net Assets	$512,549

Class B
Net asset value (net assets/shares outstanding) and offering price per share	$12.34
Shares of beneficial interest outstanding, no par value, unlimited authorization	207,970
Net Assets	$2,567

Class C
Net asset value (net assets/shares outstanding) and offering price per share	$12.33
Shares of beneficial interest outstanding, no par value, unlimited authorization	3,004,743
Net Assets	$37,053

(1) Investment in securities at cost	$532,576
(2) Market value of securities on loan	$22,538
See Notes to Financial Statements

14

VIRTUS BALANCED FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

Investment Income
Interest	$5,498
Dividends	3,060
Security lending	22
Foreign taxes withheld	(15)

Total investment income	8,565

Expenses
Investment advisory fees	1,712
Service fees, Class A	722
Distribution and service fees, Class B	15
Distribution and service fees, Class C	209
Administration fees	422
Transfer agent fee and expenses	472
Custodian fees	8
Printing fees and expenses	29
Professional fees	15
Registration fees	23
Trustees’ fee and expenses	22
Miscellaneous expenses	19

Total expenses	3,668

Net investment income (loss)	4,897

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	8,908
Net change in unrealized appreciation (depreciation) on investments	(79,802)
Net change in unrealized appreciation (depreciation) on foreign currency translation	— (1)

Net gain (loss) on investments	(70,894)

Net increase (decrease) in net assets resulting from operations	$(65,997)

(1)	Amount is less than $500.
See Notes to Financial Statements

15

VIRTUS BALANCED FUND
STATEMENT OF CHANGES IN NET ASSETS
(Reported in thousands)

	Six Months Ended
	September 30, 2011	Year Ended
	(Unaudited)	March 31, 2011
Increase/(decrease) in net assets
From operations
Net investment income (loss)	$4,897	$10,053
Net realized gain (loss)	8,908	48,122
Net change in unrealized appreciation (depreciation)	(79,802)	20,823

Increase (decrease) in net assets resulting from operations	(65,997)	78,998

From distributions to shareholders
Net investment income, Class A	(5,076)	(9,859)
Net investment income, Class B	(15)	(38)
Net investment income, Class C	(215)	(422)

Decrease in net assets from distributions to shareholders	(5,306)	(10,319)

From share transactions (See Note 5):
Sale of shares
Class A (226 and 541 shares, respectively)	3,092	6,891
Class B (2 and 9 shares, respectively)	33	116
Class C (35 and 31 shares, respectively)	463	383
Reinvestment of distributions
Class A (346 and 695 shares, respectively)	4,517	8,780
Class B (1 and 3 shares, respectively)	14	35
Class C (14 and 28 shares, respectively)	179	347
Shares repurchased
Class A (2,454 and 5,961 shares, respectively)	(33,690)	(75,616)
Class B (42 and 133 shares, respectively)	(576)	(1,680)
Class C (212 and 477 shares, respectively)	(2,888)	(5,988)

Increase (decrease) in net assets from share transactions	(28,856)	(66,732)

Net increase (decrease) in net assets	(100,159)	1,947

Net Assets
Beginning of period	652,328	650,381

End of period	$552,169	$652,328

Accumulated undistributed net investment income (loss) at end of period	$(260)	$150
See Notes to Financial Statements

16

VIRTUS BALANCED FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE
OUTSTANDING THROUGHOUT EACH PERIOD

															Ratio of
															Net Investment
	Net Asset	Net	Net			Distributions			Net Asset				Ratio of		Income
	Value,	Investment	Realized and	Total from	Dividends from	from		Change	Value,			Net Assets,	Net Expenses		(Loss) to		Portfolio
	Beginning	Income	Unrealized	Investment	Net Investment	Net Realized	Total	in Net	End of	Total		End of	to Average		Average		Turnover
	of Period	(Loss)(1)	Gain (Loss)	Operations	Income	Gains	Distributions	Asset Value	Period	Return(2)		Period (000’s)	Net Assets(5)		Net Assets		Rate

Class A
4/1/11 to 9/30/11(6)	$14.00	0.11	(1.59)	(1.48)	(0.12)	—	(0.12)	(1.60)	$12.40	(10.60	)%(4)	$512,549	1.12	%(3)	1.63	%(3)	41	%(4)
4/1/10 to 3/31/11	12.54	0.21	1.47	1.68	(0.22)	—	(0.22)	1.46	14.00	13.59		604,808	1.15		1.67		118
4/1/09 to 3/31/10	9.42	0.23	3.12	3.35	(0.23)	—	(0.23)	3.12	12.54	35.82		601,065	1.13		2.02		111
4/1/08 to 3/31/09	13.19	0.35	(3.71)	(3.36)	(0.36)	(0.05)	(0.41)	(3.77)	9.42	(25.95)		508,204	1.10		3.02		91
11/1/07 to 3/31/08	15.48	0.16	(1.28)	(1.12)	(0.19)	(0.98)	(1.17)	(2.29)	13.19	(7.62	)(4)	801,724	1.12	(3)	2.65	(3)	21	(4)
11/1/06 to 10/31/07	15.74	0.35	1.16	1.51	(0.35)	(1.42)	(1.77)	(0.26)	15.48	10.26		919,363	1.12		2.31		54
11/1/05 to 10/31/06	14.55	0.34	1.53	1.87	(0.34)	(0.34)	(0.68)	1.19	15.74	13.29		973,751	1.08		2.29		78
Class B
4/1/11 to 9/30/11(6)	$13.93	0.06	(1.58)	(1.52)	(0.07)	—	(0.07)	(1.59)	$12.34	(10.93	)%(4)	$2,567	1.87	%(3)	0.87	%(3)	41	%(4)
4/1/10 to 3/31/11	12.48	0.12	1.46	1.58	(0.13)	—	(0.13)	1.45	13.93	12.75		3,437	1.90		0.94		118
4/1/09 to 3/31/10	9.39	0.15	3.09	3.24	(0.15)	—	(0.15)	3.09	12.48	34.65		4,594	1.88		1.29		111
4/1/08 to 3/31/09	13.13	0.26	(3.67)	(3.41)	(0.28)	(0.05)	(0.33)	(3.74)	9.39	(26.40)		5,869	1.85		2.24		91
11/1/07 to 3/31/08	15.41	0.11	(1.27)	(1.16)	(0.14)	(0.98)	(1.12)	(2.28)	13.13	(7.94	)(4)	11,992	1.87	(3)	1.91	(3)	21	(4)
11/1/06 to 10/31/07	15.69	0.24	1.13	1.37	(0.23)	(1.42)	(1.65)	(0.28)	15.41	9.41		15,013	1.87		1.58		54
11/1/05 to 10/31/06	14.50	0.23	1.53	1.76	(0.23)	(0.34)	(0.57)	1.19	15.69	12.43		20,676	1.83		1.54		78

(1)	Computed using average shares outstanding.

(2)	Sales charges, where applicable, are not reflected in total return calculation.

(3)	Annualized.

(4)	Not annualized.

(5)	The Fund may invest in other funds, and the annualized expense ratios do not reflect the fees and expenses associated with the underlying funds.

(6)	Unaudited.
See Notes to Financial Statements

17

VIRTUS BALANCED FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE
OUTSTANDING THROUGHOUT EACH PERIOD

															Ratio of
	Net														Net Investment
	Asset	Net	Net		Dividends	Distributions			Net Asset			Net	Ratio of		Income
	Value,	Investment	Realized and	Total from	from	from		Change in	Value,			Assets,	Expenses to		(Loss) to		Portfolio
	Beginning	Income	Unrealized	Investment	Net Investment	Net Realized	Total	Net Asset	End of	Total		End of	Average		Average		Turnover
	of Period	(Loss)(1)	Gain (Loss)	Operations	Income	Gains	Distributions	Value	Period	Return(2)		Period (000’s)	Net Assets(5)		Net Assets		Rate

Class C
4/1/11 to 9/30/11(6)	$13.92	0.06	(1.58)	(1.52)	(0.07)	—	(0.07)	(1.59)	$12.33	(10.93	)%(4)	$37,053	1.87	%(3)	0.88	%(3)	41	%(4)
4/1/10 to 3/31/11	12.47	0.12	1.46	1.58	(0.13)	—	(0.13)	1.45	13.92	12.76%		44,083	1.90%		0.92%		118%
4/1/09 to 3/31/10	9.38	0.14	3.10	3.24	(0.15)	—	(0.15)	3.09	12.47	34.69		44,722	1.88		1.27		111
4/1/08 to 3/31/09	13.12	0.26	(3.67)	(3.41)	(0.28)	(0.05)	(0.33)	(3.74)	9.38	(26.42)		37,350	1.85		2.26		91
11/1/07 to 3/31/08	15.40	0.11	(1.27)	(1.16)	(0.14)	(0.98)	(1.12)	(2.28)	13.12	(7.94	)(4)	60,459	1.87	(3)	1.91	(3)	21	(4)
11/1/06 to 10/31/07	15.68	0.23	1.14	1.37	(0.23)	(1.42)	(1.65)	(0.28)	15.40	9.42		71,326	1.87		1.56		54
11/1/05 to 10/31/06	14.49	0.23	1.53	1.76	(0.23)	(0.34)	(0.57)	1.19	15.68	12.44		76,874	1.83		1.54		78

18

VIRTUS BALANCED FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2011 (Unaudited)
1.	Organization

Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

As of the date of this report, 11 funds of the Trust are offered for sale, of which the Balanced Fund (the “Fund”) is reported in this semiannual report. The Fund has an investment objective of reasonable income, long-term capital growth and conservation of capital. There is no guarantee that the Fund will achieve its objective.

The Fund offers Class A shares and Class C shares. Class B Shares of the Fund are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions (for information regarding Qualifying Transactions, refer to the Fund’s prospectus).

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class B shares are sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% CDSC, if applicable, if redeemed within one year of purchase.

Effective January 1, 2011, Virtus Mutual Funds impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Fund.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved 12b-1 and shareholder service plan, and has exclusive voting rights with respect to this plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.
A.	Security valuation:

Security valuation procedures for the Fund have been approved by the Board. All internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Board.

19

VIRTUS BALANCED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.
•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds (“ETFs”), and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain Foreign Common Stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

20

VIRTUS BALANCED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security transactions and related income:

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income taxes:

The Fund is treated as a separate taxable entity. It is the intent of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each fund of the Trust will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2011, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2008 forward (with limited exceptions).

D.	Distributions to shareholders:

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which

21

VIRTUS BALANCED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses:

Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

F.	Foreign currency translation:

Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

G.	Loan agreements:

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due. At September 30, 2011, the Fund only holds assignment loans.

H.	Securities lending:

($ reported in thousands)

The Fund may loan securities to qualified brokers through an agreement with BNY Mellon Investment Servicing Trust Company. Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the

22

VIRTUS BALANCED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government and its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by BNY Mellon Investment Servicing Trust Company for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

At September 30, 2011, the Fund had securities on loan with a combined market value of $22,538, for which the Fund received cash collateral of $23,901.

I.	When-issued and delayed delivery transactions:

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.
3.	Investment Advisory Fee and Related Party Transactions

($ reported in thousands except as noted)
A.	Adviser:

Virtus Investment Advisers, Inc. (“VIA” or the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is Adviser (the “Adviser”) to the Fund.

For managing or directing the management of the investments of the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund 0.55% of the first $1 billion; 0.50% of $1+ billion through $2 billion; and 0.45% of $2+ billion.

The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.

B.	Subadviser:

The subadviser manages the investments of the Fund, for which it is paid a fee by the Adviser.

Newfleet Asset Management, LLC (“Newfleet”) (formerly known as SCM Advisors LLC) is the subadviser of the Fund’s Fixed Income Portfolio. Effective September 30, 2011, Euclid Advisors LLC (“Euclid”) became the subadviser to the Fund’s Equity Portfolio. Prior to that, the Adviser managed the Fund’s Equity Portfolio. Both Newfleet and Euclid are affiliates of VIA.

C.	Distributor:

($ reported in thousands)

As the distributor of the Fund’s shares, VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, has advised the Fund that for the six months (the “period”) ended September 30, 2011, it retained Class A net commissions of $11; Class B deferred sales charges of $1; and Class C deferred sales charges of $—(1).

23

VIRTUS BALANCED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
In addition, the Fund pays VP Distributors distribution and/or service fees under a Board-approved 12b-1 and shareholder service plan, at the annual rate of 0.25% for Class A shares, 1.00% for Class B shares, and 1.00% for Class C shares applied to the average daily net assets of each respective class.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

(1)	Less than $500.
D.	Administration and Transfer Agent Services:

($ reported in thousands)

VP Distributors serves as the Administrator to the Trust. For the period ended September 30, 2011, VP Distributors received administration fees totaling $311 which are included in the Statement of Operations. A portion of these fees is paid to an outside entity that also provides services to the Fund.

VP Distributors also serves as the Trust’s transfer agent. For the period ended September 30, 2011, VP Distributors received transfer agent fees totaling $227 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Fund.
4.	Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of investment securities (excluding U.S. Government and agency securities and short-term securities) during the period ended September 30, 2011, were as follows:

Purchases	Sales
$170,468	$184,660
Purchases or sales of long-term U.S. Government and agency securities during the period ended September 30, 2011 were as follows:

Purchases	Sales
$85,018	$104,690
5.	Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

24

VIRTUS BALANCED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
Lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Sector ETFs are subject to sector risks and non-diversification risks, which may result in greater price fluctuations than the overall market. Because the Fund invests in ETFs, it indirectly bears its proportionate share of the operating expenses of the underlying funds. Indirectly, the Fund is subject to all risks associated with the underlying ETFs.

The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

6.	Indemnifications

Under the Fund’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

7.	Federal Income Tax Information

($ reported in thousands)

At September 30, 2011, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

			Net Unrealized
Federal	Unrealized	Unrealized	Appreciation
Tax Cost	Appreciation	Depreciation	(Depreciation)
$533,713	$67,564	$(29,272)	$38,292
The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

Expiration Year
2018	Total
$67,127	$67,127
The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

8.	Recent Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements and the valuation processes used by the reporting entity categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and

25

VIRTUS BALANCED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

9.	Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the financial statements. Effective November 7, 2011, securities lending was suspended on all Virtus funds.

26

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES
(Unaudited)
     The Board of Trustees (the “Board”) of Virtus Equity Trust (the “Trust”), including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, last renewed the investment advisory agreement between Virtus Investment Advisers, Inc. (the “Adviser” or “VIA”) and the Trust, with respect to the Virtus Balanced Fund (the “Fund”) and certain other funds of the Trust (the “Advisory Agreement”), and the investment subadvisory agreement between VIA and Newfleet Asset Management, LLC (formerly SCM Advisors, LLC), with respect to the Fund and certain other funds of the Trust, at an in-person meeting held on November 16-18, 2010. At an in-person Board meeting held on August 24-26, 2011, Fund Management recommended that Euclid Advisors LLC (“Euclid” or the “Subadviser”) be appointed as co-subadviser to the Fund with respect to the Fund’s equity assets, and that the Adviser enter into a new subadvisory agreement with Euclid (the “Subadvisory Agreement”). VIA will remain as investment adviser to the Fund. The portfolio managers and advisory services previously provided with respect to the equity assets of the Fund will not change. Although VIA is the investment adviser to each Virtus Mutual Fund, in most cases a sub-adviser performs the day-to-day investment management. The appointment of Euclid to manage the equity assets of the Fund continues this Virtus model. The Board considered and approved the Subadvisory Agreement for the Fund with Euclid, as further discussed below.
     In evaluating the proposal to appoint Euclid, the Board requested and evaluated information provided by the Adviser and Euclid which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether an additional subadviser would be in the best interests of the Fund and its shareholders. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the portfolio management team. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.
     The Independent Trustees were separately advised by independent legal counsel throughout the process. The Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Trustees considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.
Basis for the Board’s Recommendation
     In making its determination with respect to the Subadvisory Agreement, the Trustees considered various factors, including:
•	Nature, extent, and quality of the services to be provided by the Subadviser. The Trustees received in advance of the meeting information in the form of an extensive questionnaire completed by the Subadviser concerning a number of topics, including its investment philosophy, resources, operations and compliance structure. The Trustees noted that the portfolio management team would not change, and that the Subadviser would provide portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Trustees reviewed biographical information for the portfolio managers who would continue to provide services under the Subadvisory Agreement and noted the breadth and depth of experience presented. In considering the approval of the Subadvisory Agreement, the Trustees considered the Subadviser’s investment management process, including (a) the experience, capability and integrity of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial position of the Subadviser;

27

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Continued)
(Unaudited)
(c) the quality and commitment of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices. The Board concluded that the nature, extent and quality of the services to be provided by the Subadviser to the Fund were reasonable;

•	Investment Performance. The Board considered the performance of the Fund relative to its benchmark and comparable funds. The Board took into account that the same portfolio management team that currently managed the Fund would continue to do so under the Subadvisory Agreement. The Board concluded that the performance of the Fund was satisfactory;

•	Subadvisory Fee. The Board took into account that the fees paid by the Fund to VIA under the Advisory Agreement would not change. The Board also noted that the Fund’s subadvisory fees are paid by VIA and not by the Fund, so that Fund shareholders are not directly impacted by those fees. The Board concluded that the proposed subadvisory fee was fair and reasonable in light of services to be provided by Euclid and all factors considered;

•	Profitability and economies of scale. In considering the profitability to the Subadviser of its relationship with the Fund, the Board noted the fact that the fees under the Subadvisory Agreement are paid by VIA out of the advisory fees that it receives under the Advisory Agreement and not by the Fund. The Board also noted that the advisory fee to be paid by each Fund to VIA would not change. For these reasons, the profitability to the Subadviser of its relationship with the Fund was not a material factor in the Board’s deliberations at this time. For similar reasons, the Board did not consider the potential economies of scale in the Subadviser’s management of the Fund to be a material factor in its consideration at this time.

•	Other Benefits. The Board considered other benefits that may be realized by the Subadviser and its affiliates from their relationship with the Fund. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other tangible benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the Subadvisory Agreement. There may be certain intangible benefits gained to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or could enhance the Subadviser’s reputation in the marketplace, and, therefore, would enable the Subadviser to attract additional client relationships.
     Based on all of the foregoing considerations, the Board, including the Independent Trustees, determined that approval of the Subadvisory Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Subadvisory Agreement with respect to the Fund.

28

VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck
Officers
George R. Aylward, President
Francis G. Waltman, Senior Vice President
Nancy J. Engberg, Vice President and Chief Compliance Officer
W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary
Investment Adviser
Virtus Investment Advisers, Inc.
100 Pearl Street
Hartford, CT 06103-4506
Principal Underwriter
VP Distributors, LLC
100 Pearl Street
Hartford, CT 06103-4506
Transfer Agent
VP Distributors, LLC
100 Pearl Street
Hartford, CT 06103-4506
Custodian
BNY Mellon
One Wall Street
New York, NY 10005-2588
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Telephone Orders	1-800-367-5877
Text Telephone	1-800-243-1926
Web site	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

Virtus Balanced Fund, Virtus Growth & Income Fund,
Virtus Strategic Growth Fund and Virtus Tactical Allocation
Fund, each a series of Virtus Equity Trust
Supplement dated September 30, 2011 to the Summary Prospectuses and
Statutory Prospectus, each dated July 31, 2011
Important Notice to Investors
Virtus Balanced Fund, Virtus Growth & Income Fund and Virtus Tactical Allocation Fund
As approved by the Board of Trustees of Virtus Equity Trust, effective September 30, 2011, Euclid Advisors LLC (“Euclid”) became the investment subadviser for the above-named funds, all or portions of which were previously managed directly by Virtus Investment Advisers, Inc. (“VIA”), the funds’ investment adviser. The portfolio managers at VIA responsible for the funds will continue to manage the funds on behalf of Euclid.
VIA will continue to be the funds’ investment adviser. No changes to the funds’ principal investment strategies are being made. Also, the fees and expenses paid by the funds remain unchanged.
Each fund’s summary and statutory prospectuses are hereby revised as described below.
•	For Virtus Balanced Fund and Virtus Tactical Allocation Fund, the description of the adviser and subadviser under “Management” in each fund’s summary prospectus and in the respective summary section of the funds’ statutory prospectus is revised to read: “The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”). The fund’s subadvisers are Euclid Advisors LLC (“Euclid”) (equity portion) and Newfleet Asset Management, LLC (“Newfleet”) (fixed income portion), each an affiliate of VIA.” The first subheading “Portfolio Managers” and the description of Mr. Dickerson and Mr. Neel are removed and the following is added under the second subheading “Portfolio Managers:”
David Dickerson, Managing Director at Euclid, is a manager of the equity portion of the fund. Mr. Dickerson has been Portfolio Manager since 2009.
Carlton Neel, Senior Managing Director at Euclid, is a manager of the equity portion of the fund. Mr. Neel has been Portfolio Manager since 2009.
•	For Virtus Growth & Income Fund, the description of the adviser under “Management” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is revised to add: “The fund’s subadviser is Euclid Advisors LLC (“Euclid”), an affiliate of VIA.” The description of Mr. Neel is replaced with the following: “Carlton Neel, Senior Managing Director at Euclid, is a manager of the fund. Mr. Neel has been Portfolio Manager since 2009.” The description of Mr. Dickerson is replaced with the following: “David Dickerson, Managing Director at Euclid, is a manager of the fund. Mr. Dickerson has been Portfolio Manager since 2009.”
•	The second sentence in the second paragraph under “The Adviser” on page 62 is hereby deleted.

•	The table showing subadvisers under “The Adviser” on page 62 is amended by adding or revising the following rows:

Virtus Balanced Fund	Euclid Advisors LLC (“Euclid”) (equity portion) and
Newfleet Asset Management, LLC (“Newfleet”) (fixed income portion)

Virtus Growth & Income Fund	Euclid

Virtus Tactical Allocation Fund	Euclid (equity portion) and Newfleet (fixed income portion)
•	The following is added under “The Subadvisers” on page 63:
Euclid, an affiliate of VIA, is located at 900 Third Avenue, New York, NY 10022. As of September 30, 2011, Euclid had approximately $3.7 billion in assets under management.
•	The table showing subadvisory fees for each of the funds under “Management of the Funds” on page 64 is amended by adding the following rows:

Virtus Balanced Fund	To Euclid: 50% of net investment management fee (equity portion)
To Newfleet: 50% of net investment management fee (fixed income portion)

Virtus Growth & Income Fund	50% of net investment management fee

Virtus Tactical Allocation Fund	To Euclid: 50% of net investment management fee (equity portion)
To Newfleet: 50% of net investment management fee (fixed income portion)
•	The following sentence is added to the paragraph after the table showing subadvisory fees under “Management of the Funds” on page 64: “With respect to the Virtus Balanced Fund, Virtus Growth & Income Fund and Virtus Tactical Allocation Fund, the basis for the Board of Trustees approving the subadvisory agreement with Euclid is expected to be available in the funds’ 2011 semiannual report, covering the period April 1, 2011 through September 30, 2011.”
•	The table and narrative under “VIA” on page 67 regarding portfolio managers is hereby deleted. The following disclosure is inserted on page 64 immediately preceding the information about portfolio managers of Harris.
Euclid

Virtus Balanced Fund (equity portion only)	Carlton Neel
David Dickerson
(both since 2009)

Virtus Growth & Income Fund	Carlton Neel
David Dickerson
(both since 2009)

Virtus Tactical Allocation Fund (equity portion only)	Carlton Neel
David Dickerson
(both since 2009)

David Dickerson. Mr. Dickerson is Managing Director of Euclid and Senior Vice President of Zweig Advisers, LLC (“Zweig”). He also serves as portfolio manager of the Virtus Alternatives Diversifier Fund, as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by Zweig. For the period from July 2002 until returning to Zweig in April 2003, Mr. Dickerson was a managing director and principal of Shelter Rock Capital Partners, L.P., a market neutral hedge fund. While previously employed by Zweig from 1993 until July 2002, Mr. Dickerson served as senior portfolio manager for a number of the former Phoenix-Zweig mutual funds.
Carlton Neel. Mr. Neel is Senior Managing Director of Euclid and Senior Vice President of Zweig. He also serves as portfolio manager of the Virtus Alternatives Diversifier Fund, as well as The Zweig Fund, Inc. and The Zweig Total Return Fund, Inc., two closed-end funds managed by Zweig. For the period from July 2002 until returning to Zweig in April 2003, Mr. Neel was a managing director and principal of Shelter Rock Capital Partners, L.P., a market neutral hedge fund. While previously employed by Zweig from 1995 until July 2002, Mr. Neel served as senior portfolio manager for a number of the former Phoenix-Zweig mutual funds.
Virtus Strategic Growth Fund
As approved by the Board of Trustees of Virtus Equity Trust, effective September 30, 2011, Kayne Anderson Rudnick Investment Management, LLC (“Kayne”) became the investment subadviser for the Virtus Strategic Growth Fund, which was previously subadvised by Newfleet Asset Management, LLC (formerly SCM Advisors, LLC) (“Newfleet”). The portfolio manager at Newfleet responsible for the fund will continue to manage the fund on behalf of Kayne.
VIA will continue to be the fund’s investment adviser. No changes to the fund’s principal investment strategies are being made. Also, the fees and expenses paid by the fund remain unchanged.
The fund’s summary and statutory prospectuses are hereby revised as described below.
•	The description of the adviser and subadviser under “Management” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is revised to read: “The fund’s investment adviser is Virtus Investment Advisers, Inc. (“VIA”). The fund’s subadviser is Kayne Anderson Rudnick Investment Management, LLC (“Kayne”), an affiliate of VIA (since September 2011).”
•	The description of Mr. Couden under “Portfolio Manager” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus is replaced with the following: “Douglas Couden, CFA, Portfolio Manager and Senior Analyst at Kayne, is the manager of the fund. Mr. Couden has been Portfolio Manager since 2005.”
•	The table showing subadvisers for each of the funds under “Management of the Funds” on page 62 is amended by revising the row applicable to the fund as follows:

Virtus Strategic Growth Fund	Kayne
•	The following sentence is added to the paragraph after the table showing subadvisory fees: “With respect to the Virtus Strategic Growth Fund, the basis for the Board of Trustees approving the subadvisory agreement with Kayne is expected to be available in the fund’s 2011 semiannual report, covering the period April 1, 2011 through September 30, 2011.”

•	The information about Mr. Couden in the table under “Newfleet” on page 66 is moved to appear under “Kayne” on page 65. The biographical information for Mr. Couden under “Newfleet” is removed and the following is inserted under “Kayne.”
Douglas Couden, CFA, manages the Strategic Growth Fund and is primarily responsible for the day-to-day management of the fund’s portfolio. Mr. Couden has served on the fund’s portfolio management team since 2005. Mr. Couden is Portfolio Manager and Senior Analyst at Kayne (since September 2011). Previously, he was Senior Portfolio Manager and Director of Equities at Newfleet, an affiliate of Kayne. Prior to joining Newfleet in 1996, he was a business analyst with PaineWebber, Inc. Mr. Couden has 17 years of investment experience.
Investors should retain this supplement with the Summary Prospectus and the Statutory Prospectus for future reference.

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For more information about Virtus mutual funds, please call your financial representative, contact us at 1-800-243-1574 or Virtus.com

8027	11-11

P.O. Box 9874 Providence, RI 02940-8074	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT 1793

Virtus Mid-Cap Value Fund

Virtus Mid-Cap Value Fund (“Mid-Cap Value Fund”)
Message to Shareholders	1
Disclosure of Fund Expenses	2
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11

PROXY VOTING PROCEDURES (FORM N-PX)
The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trustees of the Trust (“Trustees,” the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.
FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
This report is not authorized for distribution to prospective investors in the Virtus Mid-Cap Value Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
Dear Fellow Shareholders of Virtus Mutual Funds:
For the six months ended September 30, 2011, the financial markets started out strong, but a stream of negative economic data, coupled with the mounting debt troubles of Europe and the U.S., undermined the earlier gains, and the markets retreated rapidly.
U.S. gross domestic product (GDP), a key measure of economic growth, shrank to an annual rate of 1.3%, far below the 3.28% historical average. U.S. manufacturing activity, which had been expanding since the recession ended in June 2009, weakened significantly; the national unemployment rate remained above 9%, hitting a high of 9.2% in July; and global worries mounted over the inability of U.S. and European policymakers to resolve their respective debt predicaments.
On the positive side, U.S. corporations continued to report robust earnings, but that was not enough to offset investors’ concerns about slowing global growth, and they shied away from riskier assets. World stock markets suffered the heaviest losses. U.S. equities, as measured by the S&P 500® Index, declined 13.8%, while international equities, represented by the MSCI EAFE® Index, were down 17.5%, with most of the losses occurring in the last three months.
In contrast, fixed income markets experienced positive performance. The Barclays Capital U.S. Aggregate Bond Index, a metric of taxable bond returns, rose 6.2% for the six months, with nearly 4% of that gain achieved in the last three months. At the same time, investor skittishness fueled demand for the relative safety of U.S. bonds, pushing the yield on the 10-year Treasury to fall below 2% for the first time ever.
While the market turbulence will eventually end, it is a good reminder of the importance of portfolio diversification. Diversification cannot guarantee a profit or prevent loss however, owning a mix of asset classes can help cushion your portfolio against market volatility. Your adviser can help you ensure your portfolio is adequately diversified. You may also want to visit our website, www.virtus.com, to learn about the full range of Virtus mutual funds, including new investment strategies that may be used to diversify a core portfolio.
Thank you for investing with Virtus. Our experienced investment team remains committed to your long-term financial success.
Sincerely,

George R. Aylward
President, Virtus Mutual Funds
October 2011
Whenever you have questions about your account, or require additional information, please visit us on the Web at www.virtus.com or call our shareowner service group toll-free at 1-800-243-1574.
Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above.

1

VIRTUS MID-CAP VALUE FUND
Disclosure of Fund Expenses (Unaudited)
For the six-month period of April 1, 2011 to September 30, 2011
     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Mid-Cap Value Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period. The following Expense Table illustrates the Fund’s costs in two ways.
Actual Expenses
     The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
     The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if those transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

2

VIRTUS MID-CAP VALUE FUND
Disclosure of Fund Expenses (Unaudited) (Continued)
For the six-month period of April 1, 2011 to September 30, 2011
Expense Table

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	April 1, 2011	September 30, 2011	Ratio	Period*

Actual
Class A	$1,000.00	$796.40	1.45%	$6.51
Class C	1,000.00	789.80	2.20	9.84
Class I	1,000.00	793.60	1.20	5.38

Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.66	1.45	7.34
Class C	1,000.00	1,013.86	2.20	11.14
Class I	1,000.00	1,018.92	1.20	6.08

*	Expenses are equal to the Fund’s annualized expense ratio, which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

3

VIRTUS MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (Unaudited)
Asset Allocations
The following table presents the portfolio holdings within certain sectors as a percentage of total investments at September 30, 2011.

Industrials	20%
Consumer Discretionary	15
Materials	15
Energy	14
Consumer Staples	11
Utilities	10
Other (includes short-term investments and securities lending collateral)	15

Total	100%

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.9%

Consumer Discretionary—17.9%
Big Lots, Inc.(2)	402,690	$14,026
Fortune Brands, Inc.(3)	271,000	14,655
Penney (J.C.) Co., Inc.(3)	524,900	14,057
TJX Cos., Inc.	173,950	9,649

		52,387

Consumer Staples—12.7%
CVS Caremark Corp.	93,080	3,126
Koninklijke Ahold NV Sponsored ADR	645,300	7,479
Safeway, Inc.(3)	686,940	11,424
Sara Lee Corp.	936,360	15,309

		37,338

Energy—16.8%
Consol Energy, Inc.	212,510	7,210
Devon Energy Corp.	129,690	7,190
El Paso Corp.	943,450	16,492
Sunoco, Inc.	254,650	7,897
Williams Cos., Inc. (The)	432,100	10,517

		49,306

Industrials—22.9%
Con-way, Inc.	201,100	4,450
ITT Corp.	206,050	8,654
Masco Corp.	730,380	5,200
Owens Corning, Inc.(2)	311,850	6,761
Raytheon Co.	226,300	9,249
Republic Services, Inc.	504,092	14,145
Thomas & Betts Corp.(2)	211,540	8,442
USG Corp.(2)(3)	360,860	2,429
Waste Management, Inc.	242,040	7,881

		67,211

Materials—17.2%
Ball Corp.	319,900	9,924
Crown Holdings, Inc.(2)	378,050	11,572
Dow Chemical Co. (The)	320,750	7,204
FMC Corp.	85,410	5,907
Owens-Illinois, Inc.(2)	528,910	7,997
Packaging Corp. of America	339,050	7,900

		50,504

See Notes to Financial Statements

4

VIRTUS MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

	SHARES	VALUE
Utilities—11.4%
Dominion Resources, Inc.	268,650	$13,639
GenOn Energy, Inc.(2)	2,215,977	6,161
ONEOK, Inc.(3)	204,450	13,502

		33,302
TOTAL COMMON STOCKS
(Identified Cost $302,373)		290,048
TOTAL LONG-TERM INVESTMENTS—98.9%
(Identified Cost $302,373)		290,048

SHORT-TERM INVESTMENTS—1.2%
Money Market Mutual Funds—1.2%
BlackRock Liquidity Funds
TempFund Portfolio — Institutional Shares (seven-day effective yield 0.090%)	3,608,152	3,608
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3,608)		3,608

SECURITIES LENDING COLLATERAL—16.3%
BlackRock Liquidity Funds
TempCash Portfolio — Institutional Shares (seven-day effective yield 0.100%)(4)	47,871,289	47,871
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $47,871)		47,871
TOTAL INVESTMENTS—116.4%
(Identified Cost $353,852)		341,527	(1)
Other assets and liabilities, net—(16.4)%		(48,067)

NET ASSETS—100.0%		$293,460

Abbreviations:
ADR American Depositary Receipt
FOOTNOTE LEGEND

(1)	Federal Income Tax Information: For tax information at September 30, 2011, see Note 6, Federal Income Tax Information in the Notes to Financial Statements.

(2)	Non-income producing.

(3)	All or a portion of security is on loan.

(4)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Financial Statements

5

VIRTUS MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
KEY INVESTMENT TERMS
American Depositary Receipt (ADR)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Barclays Capital U.S. Aggregate Bond Index
The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.
MSCI EAFE® Index
The MSCI EAFE® (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that measures equity performance of developed markets, excluding the U.S. and Canada. The index is calculated on a total return basis with gross dividends reinvested.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.
($ reported in thousands)
The following table provides a summary of inputs used to value the Fund’s net assets as of September 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at	Level 1 -
	September 30, 2011	Quoted Prices
Investment in Securities:
Equity Securities:
Common Stocks	$290,048	$290,048
Securities Lending Collateral	47,871	47,871
Short-Term Investments	3,608	3,608

Total Investments	$341,527	$341,527

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.
See Notes to Financial Statements

6

VIRTUS MID-CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2011 (Unaudited)
(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value(1)(2)	$341,527
Receivables
Fund shares sold	140
Dividends and interest receivable	543
Prepaid expenses	48

Total assets	342,258

Liabilities
Cash overdraft	9
Payables
Fund shares repurchased	363
Collateral on securities loaned	47,871
Investment advisory fee	192
Distribution and service fees	83
Administration fee	34
Transfer agent fees and expenses	190
Trustees’ fee and expenses	2
Professional fee	19
Other accrued expenses	35

Total liabilities	48,798

Net Assets	$293,460

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$436,175
Accumulated undistributed net investment income (loss)	190
Accumulated undistributed net realized gain (loss)	(130,580)
Net unrealized appreciation (depreciation) on investments	(12,325)

Net Assets	$293,460

Class A
Net asset value (net assets/shares outstanding) per share	$19.55
Maximum offering price per share NAV/(1-5.75%)	$20.74
Shares of beneficial interest outstanding, no par value, unlimited authorization	10,356,457
Net Assets	$202,447

Class C
Net asset value (net assets/shares outstanding) and offering price per share	$18.97
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,345,503
Net Assets	$44,495

Class I
Net asset value (net assets/shares outstanding) and offering price per share	$19.55
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,379,488
Net Assets	$46,518

(1) Investment in securities at cost	$353,852

(2) Market value of securities on loan	$45,078
See Notes to Financial Statements

7

VIRTUS MID-CAP VALUE FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2011 (Unaudited)
($ reported in thousands)

Investment Income
Dividends	$3,321
Security lending	15
Foreign taxes withheld	(65)

Total investment income	3,271

Expenses
Investment advisory fees	1,413 (1)
Service fees, Class A	319
Distribution and service fees, Class C	282
Administration fees	247
Transfer agent fee and expenses	466
Printing fees and expenses	25
Professional fees	12
Registration fees	29
Trustees’ fee and expenses	13
Miscellaneous expenses	8

Total expenses	2,814

Net investment income (loss)	457

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	10,645
Net change in unrealized appreciation (depreciation) on investments	(90,490)

Net gain (loss) on investments	(79,845)

Net increase (decrease) in net assets resulting from operations	$(79,388)

(1)	Includes expense reimbursement recapture of $34. See Note 3C in the Notes to Financial Statements.
See Notes to Financial Statements

8

VIRTUS MID-CAP VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS
(Reported in thousands)

	Six Months Ended
	September 30, 2011	Year Ended
	(Unaudited)	March 31, 2011
Increase/(decrease) in net assets
From operations
Net investment income (loss)	$457	$742
Net realized gain (loss)	10,645	(2,259)
Net change in unrealized appreciation (depreciation)	(90,490)	72,628

Increase (decrease) in net assets resulting from operations	(79,388)	71,111

From distributions to shareholders
Net investment income, Class A	(273)	(1,883)
Net investment income, Class C	—	—
Net investment income, Class I	(212)	(321)

Decrease in net assets from distributions to shareholders	(485)	(2,204)

From share transactions:
Sale of shares
Class A (1,404 and 2,756 shares, respectively)	33,298	58,682
Class C (57 and 102 shares, respectively)	1,300	2,164
Class I (574 and 1,259 shares, respectively)	13,780	27,299

Reinvestment of distributions
Class A (10 and 80 shares, respectively)	230	1,562
Class C (0 and 0 shares, respectively)	—	—
Class I (7 and 11 shares, respectively)	176	212

Shares repurchased
Class A (2,419 and 6,615 shares, respectively)	(56,773)	(139,119)
Class C (300 and 915 shares, respectively)	(6,725)	(18,599)
Class I (423 and 809 shares, respectively)	(9,531)	(17,298)

Increase (decrease) in net assets from share transactions	(24,245)	(85,097)

Net increase (decrease) in net assets	(104,118)	(16,190)

Net Assets
Beginning of period	397,578	413,768

End of period	$293,460	$397,578

Accumulated undistributed net investment income (loss) at end of period	$190	$218
See Notes to Financial Statements

9

VIRTUS MID-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

															Ratio of Gross Expenses to
	Net Asset		Net Realized		Dividends	Distributions			Net Asset			Net Assets,	Ratio of		Average Net		Ratio of Net
	Value,	Net Investment	and	Total from	from Net	from Net			Value,			End of	Net Expenses to		Assets (before		Investment
	Beginning	Income	Unrealized	Investment	Investment	Realized	Total	Change in Net	End of			Period	Average Net		waivers and		Income to Average		Portfolio
	of Period	(Loss)(1)	Gain (Loss)	Operations	Income	Gains	Distributions	Asset Value	Period	Total Return(2)		(000’s)	Assets(4)		reimbursements)(4)		Net Assets		Turnover Rate
Class A
4/1/11 to 9/30/11(9)	$24.69	0.04	(5.15)	(5.11)	(0.03)	—	(0.03)	(5.14)	$19.55	(20.74	)%(7)	$202,447	1.45	%(6)(10)	1.44	%(6)(10)	0.33	%(6)	11	%(7)
4/1/10 to 3/31/11	20.47	0.06	4.29	4.35	(0.13)	—	(0.13)	4.22	24.69	21.42		280,485	1.48		1.49		0.29		11
4/1/09 to 3/31/10	12.44	0.12	8.04	8.16	(0.13)	—	(0.13)	8.03	20.47	66.04		309,899	1.47		1.47		0.71		15
4/1/08 to 3/31/09	22.27	0.15	(9.39)	(9.24)	(0.06)	(0.53)	(0.59)	(9.83)	12.44	(42.59)		226,815	1.45		1.45		0.83		11
7/1/07 to 3/31/08	27.40	0.05	(4.08)	(4.03)	(0.03)	(1.07)	(1.10)	(5.13)	22.27	(14.90	)(7)	521,552	1.35	(5)(6)	1.42	(6)	0.24	(6)	14	(7)
7/1/06 to 6/30/07	21.72	0.18	5.66	5.84	(0.10)	(0.06)	(0.16)	5.68	27.40	26.91		842,524	1.27		1.31		0.68		7
7/1/05 to 6/30/06	19.63	0.10	2.05	2.15	(0.05)	(0.01)	(0.06)	2.09	21.72	11.07		187,701	1.25		1.42		0.50		16
Class C
4/1/11 to 9/30/11(9)	$24.02	(0.05)	(5.00)	(5.05)	—	—	—	(5.05)	$18.97	(21.02	)%(7)	$44,495	2.20	%(6)(10)	2.19	%(6)(10)	(0.43)	%(6)	11	%(7)
4/1/10 to 3/31/11	19.93	(0.09)	4.18	4.09	—	—	—	4.09	24.02	20.52		62,174	2.23		2.24		(0.46)		11
4/1/09 to 3/31/10	12.17	(0.01)	7.85	7.84	(0.08)	—	(0.08)	7.76	19.93	64.71		67,799	2.22		2.22		(0.03)		15
4/1/08 to 3/31/09	21.87	0.01	(9.18)	(9.17)	—	(0.53)	(0.53)	(9.70)	12.17	(43.01)		57,366	2.19		2.19		0.08		11
7/1/07 to 3/31/08	27.04	(0.09)	(4.01)	(4.10)	—	(1.07)	(1.07)	(5.17)	21.87	(15.36	)(7)	148,156	2.10	(5)(6)	2.17	(6)	(0.50	)(6)	14	(7)
7/1/06 to 6/30/07	21.53	(0.03)	5.60	5.57	—	(0.06)	(0.06)	5.51	27.04	25.89		229,293	2.01		2.06		(0.11)		7
7/1/05 to 6/30/06	19.54	(0.05)	2.05	2.00	—	(0.01)	(0.01)	1.99	21.53	10.26		99,987	2.00		2.17		(0.25)		16
Class I
4/1/11 to 9/30/11(9)	$24.72	0.07	(5.15)	(5.08)	(0.09)	—	(0.09)	(5.17)	$19.55	(20.64	)%(7)	$46,518	1.20	%(6)(10)	1.19	%(6)(10)	0.57	%(6)	11	%(7)
4/1/10 to 3/31/11	20.49	0.11	4.30	4.41	(0.18)	—	(0.18)	4.23	24.72	21.74		54,919	1.23		1.24		0.53		11
4/1/09 to 3/31/10	12.44	0.15	8.05	8.20	(0.15)	—	(0.15)	8.05	20.49	66.39		36,070	1.23		1.23		0.87		15
4/1/08 to 3/31/09	22.27	0.20	(9.39)	(9.19)	(0.11)	(0.53)	(0.64)	(9.83)	12.44	(42.42)		11,854	1.24		1.24		1.21		11
3/10/08(8) to 3/31/08	21.20	— (3)	1.07	1.07	—	—	—	1.07	22.27	5.05	(7)	105	1.54	(6)	1.54	(6)	(0.05	)(6)	14	(7)

(1)	Computed using average shares outstanding.

(2)	Sales charges, where applicable, are not reflected in the total return calculation.

(3)	Amount is less than $0.005.

(4)	The Fund may invest in other funds and the annualized expense ratios do not reflect the fees and expenses associated with the underlying funds.

(5)	Represents a blended net operating ratio.

(6)	Annualized.

(7)	Not annualized.

(8)	Inception date.

(9)	Unaudited.

(10)	See Note 3C in the Notes to Financial Statements for information on recapture of expenses previously waived.
See Notes to Financial Statements

10

VIRTUS MID-CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2011 (Unaudited)
1. Organization
Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

As of the date of this report, 11 funds of the Trust are offered for sale, of which the Mid-Cap Value Fund (the “Fund”) is reported in this semiannual report. The Fund has an investment objective of long-term growth of capital. There is no guarantee that the Fund will achieve its objective.

The Fund offers Class A shares, Class C shares and Class I shares.

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are sold with a 1% CDSC, if applicable, if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

Effective January 1, 2011, Virtus Mutual Funds impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Fund.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board-approved 12b-1 and shareholder service plan, and has exclusive voting rights with respect to this plan. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.
A.	Security valuation:

Security valuation procedures for the Fund have been approved by the Board. All internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.
•	Level 1 — quoted prices in active markets for identical securities

11

VIRTUS MID-CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds (“ETFs”), and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain Foreign Common Stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

12

VIRTUS MID-CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security transactions and related income:

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C.	Income taxes:

The Fund is treated as a separate taxable entity. It is the intent of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each fund of the Trust will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2011, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2008 forward (with limited exceptions).

D.	Distributions to shareholders:

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Expenses:

Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

13

VIRTUS MID-CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
F.	Foreign currency translation:

Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

G.	Securities lending:

The Fund may loan securities to qualified brokers through an agreement with BNY Mellon Investment Servicing Trust Company. Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government and its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by BNY Mellon Investment Servicing Trust Company for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

At September 30, 2011, the Fund had securities on loan with a combined market value of $45,078, for which the Fund received cash collateral of $47,871.
3.	Investment Advisory Fee and Related Party Transactions ($ reported in thousands except as noted)
A.	Adviser:

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is Adviser (the “Adviser”) to the Fund.

For managing or directing the management of the investments of the Fund, the Adviser is entitled to a fee based upon the annual rate of 0.75% of the Fund’s first $1 billion of average daily net assets and 0.70% of the Fund’s average daily net assets in excess of $1 billion.

The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.

B.	Subadviser:

The subadviser manages the investments of the Fund, for which it is paid a fee by the Adviser. Sasco Capital, Inc. (“Sasco”) serves as the Fund’s subadviser.

14

VIRTUS MID-CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
C.	Expense Recapture: ($ reported in thousands)

Effective April 14, 2010, the Adviser will voluntarily limit the Fund’s total operating expenses (excluding interest, taxes and extraordinary expenses) to 1.48% for Class A shares, 2.23% for Class C shares and 1.23% for Class I shares. This voluntary expense limitation may be modified or discontinued at any time.

The Adviser may recapture expenses waived or reimbursed under arrangements previously in effect within three years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations.

During the current fiscal year, the Adviser has recaptured $34 of the previously waived or reimbursed expenses.

D.	Distributor: ($ reported in thousands)

As the distributor of the Fund’s shares, VP Distributors, LLC. (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, has advised the Fund that for the period ended September 30, 2011, it retained Class A net commissions of $6 and Class C deferred sales charges of $1.

In addition, the Fund pays VP Distributors distribution and/or service fees under a Board-approved 12b-1 and shareholder service plan, at the annual rate of 0.25% for Class A shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class. Class I shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

E.	Administration and Transfer Agent Services: ($ reported in thousands)

VP Distributors serves as the Administrator to the Trust. For the period ended September 30, 2011, VP Distributors received administration fees totaling $184 which are included in the Statement of Operations. A portion of these fees is paid to an outside entity that also provides services to the Fund.

VP Distributors also serves as the Trust’s transfer agent. For the period ended September 30, 2011, VP Distributors received transfer agent fees totaling $432 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Fund.

15

VIRTUS MID-CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
4.	Purchases and Sales of Securities ($ reported in thousands)

Purchases and sales of investment securities (excluding U.S. Government and agency securities and short-term securities) during the period ended September 30, 2011, were as follows:

Purchases	Sales

$39,322	$52,349
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended September 30, 2011.

5.	Indemnifications

Under the Fund’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

6.	Federal Income Tax Information ($ reported in thousands)

At September 30, 2011, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

			Net Unrealized
Federal	Unrealized	Unrealized	Appreciation
Tax Cost	Appreciation	(Depreciation)	(Depreciation)
$354,495	$60,027	$(72,995)	$(12,968)
     The Fund has capital loss carryovers which may be used to offset future capital gains as follows:

Expiration Year
2017	2018	2019	Total
$4,364	$129,264	$6,953	$140,581
The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of these capital loss carryovers.

7.	Recent Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements and the valuation processes used by the reporting entity categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and

16

VIRTUS MID-CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2011 (Unaudited)
out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.
8.	Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the financial statements. Effective November 7, 2011, securities lending was suspended on all Virtus funds.

17

VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
George R. Aylward
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck
Officers
George R. Aylward, President
Francis G. Waltman, Senior Vice President
Nancy J. Engberg, Vice President and Chief Compliance Officer
W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary
Investment Adviser
Virtus Investment Advisers, Inc.
100 Pearl Street
Hartford, CT 06103-4506
Principal Underwriter
VP Distributors, LLC
100 Pearl Street
Hartford, CT 06103-4506
Transfer Agent
VP Distributors, LLC
100 Pearl Street
Hartford, CT 06103-4506
Custodian
BNY Mellon
One Wall Street
New York, NY 10005-2588
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Telephone Orders	1-800-367-5877
Text Telephone	1-800-243-1926
Web site	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

For more information about Virtus mutual funds, please call your financial representative, contact us at 1-800-243-1574 or Virtus.com

8028	11-11

P.O. Box 9874
Providence, RI 02940-8074

PRSRT STD
U.S. POSTAGE
PAID
LANCASTER,
PA
PERMIT 1793

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward

George R. Aylward, President (principal executive officer)

Date	December 8, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward

George R. Aylward, President (principal executive officer)

Date	December 8, 2011

By (Signature and Title)*	/s/ W. Patrick Bradley

W. Patrick Bradley, Chief Financial Officer and Treasurer (principal financial officer)

Date	December 8, 2011

*	Print the name and title of each signing officer under his or her signature.